                     As filed with the SEC on July 31, 1997

     Excelsior Tax-Exempt Funds, Inc. - Registration Nos. 2-93068; 811-4101

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]

       Excelsior Tax-Exempt Funds, Inc:  Post-Effective Amendment No. 23   [x]

                                      and

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY            [x]

                                  ACT OF 1940

              Excelsior Tax-Exempt Funds, Inc.:  Amendment No. 25          [x]

               (Exact Name of Registrant as Specified in Charter)

                               73 Tremont Street
                       Boston, Massachusetts  02108-3913
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number:  (800) 446-1012


                             W. Bruce McConnel, III
                           Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania  19107-3496
                    (Name and Address of Agent for Service)


It is proposed that this post-effective amendment will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           --------------------------

The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 Notice for the Registrant's fiscal year ended March 31, 1997 was filed on May 29, 1997.

                             CROSS-REFERENCE SHEET
                             ---------------------

                             EXCELSIOR FUNDS, INC.
          (Money Fund, Government Money Fund and Treasury Money Fund)

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                            (Tax-Exempt Money Fund)


Form N-1A, Part A, Item                         Prospectus Caption
-----------------------                         ------------------

1.    Cover Page...........................     Cover Page

2.    Synopsis.............................     Expense Summary

3.    Condensed Financial Information......     Financial Highlights;
                                                Performance and Yield
                                                Information

4.    General Description of Registrant....     Investment Objective and
                                                Policies; Portfolio
                                                Instruments and Other
                                                Investment Information;
                                                Investment Limitations;
                                                Description of Capital
                                                Stock

5.    Management of the Fund...............     Management of the Funds;
                                                Custodian and Transfer
                                                Agent

5A.   Management's Discussion of Fund
        Performance........................     Not Applicable

6.    Capital Stock and
        Other Securities...................     How to Purchase and
                                                Redeem Shares; Dividends
                                                and Distributions; Taxes;
                                                Description of Capital
                                                Stock; Miscellaneous

7.    Purchase of Securities
        Being Offered......................     Pricing of Shares; How to
                                                Purchase and Redeem
                                                Shares; Investor Programs

8.    Redemption or Repurchase.............     How to Purchase and
                                                Redeem Shares

9.    Pending Legal Proceedings............     Inapplicable

                                                            [LOGO] EXCELSIOR
Management Investment Companies                                FUNDS INC.
                                                         TAX-EXEMPT FUNDS, INC.

--------------------------------------------------------------------------------
Money Fund                        For initial purchase information, current
Government Money Fund             prices, yield and performance information
Treasury Money Fund               and existing account information,call (800)
Tax-Exempt Money Fund             446-1012.
                                  (From overseas, call (617) 557-8280.)
73 Tremont Street
Boston, Massachusetts 02108-3913

--------------------------------------------------------------------------------
This Prospectus describes the Money Fund, Government Money Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund") (formerly UST Master Funds, Inc.) and the Tax-Exempt Money Fund, a diversified portfolio offered by Excelsior Tax-Ex-empt Funds, Inc. ("Excelsior Tax-Exempt Fund") (formerly UST Master Tax-Exempt Funds, Inc.). Excelsior Fund and Excelsior Tax-Exempt Fund (collectively the "Companies") are open-end, management investment companies. Each portfolio (in-dividually, a "Fund" and collectively, the "Funds") has its own investment ob-jective and policies:

 MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will gen-erally invest in money market instruments, including bank obligations, commer-cial paper and U.S. Government obligations.

 GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

 TREASURY MONEY FUND'S investment objective is to seek current income with li-quidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be invested in direct U.S. Treasury obligations. The Fund will not enter into repurchase agreements.

 TAX-EXEMPT MONEY FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with sta-bility of principal. The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality short-term Municipal Securities (as defined below).

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1996 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUP-PORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CON-TINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 August 1, 1997

                                EXPENSE SUMMARY

                                                 GOVERNMENT TREASURY TAX-EXEMPT
                                           MONEY   MONEY     MONEY     MONEY
                                           FUND     FUND      FUND      FUND
                                           ----- ---------- -------- ----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load on Purchases
 (as a percentage of offering price)...... None     None      None      None
Sales Load on Reinvested Dividends........ None     None      None      None
Deferred Sales Load....................... None     None      None      None
Redemption Fees/1/........................ None     None      None      None
Exchange Fees............................. None     None      None      None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/2/...... .19%     .21%      .28%      .20%
12b-1 Fees................................ None     None      None      None
Other Operating Expenses
 Administrative Servicing Fee/2/.......... .06%     .04%      .02%      .05%
 Other Expenses........................... .22%     .22%      .22%      .22%
                                           ----     ----      ----      ----
Total Operating Expenses (after fee
 waivers)/2/.............................. .47%     .47%      .52%      .47%
                                           ====     ====      ====      ====

-------
1. The Funds' sub-transfer agent imposes a direct $8.00 charge on each wire re-demption by noninstitutional (i.e. individual) investors which is not re-flected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Redemption Procedures."

2. The Investment Adviser and Administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee. Without such fee waivers, "Advisory Fees" would be .25%, .25%, .30% and .25% and "Total Operating Expenses" would be .53%, .51%, .54% and .52% for the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption of your investment at the end of the following periods.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Money Fund......................................  $ 5     $15     $26     $59
Government Money Fund...........................    5      15      26      59
Treasury Money Fund.............................    5      17      29      65
Tax-Exempt Money Fund...........................    5      15      26      59

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's and Excelsior Tax-Exempt Fund's Annual Re-ports to Shareholders for the fiscal year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for has been audited by Ernst & Young LLP, Excelsior Fund's and Excelsior Tax-Exempt Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders which may be obtained from Excelsior Fund and Excelsior Tax-Exempt Fund without charge by calling the number on the front cover of this Prospectus.

                                   MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.04888    0.05336    0.04494    0.02780    0.03234    0.05165    0.07589    0.08454    0.07698    0.06260
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00002    0.00000    0.00000    0.00017    0.00001    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.04888    0.05336    0.04496    0.02780    0.03234    0.05182    0.07590    0.08454    0.07698    0.06260
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.04888)  (0.05336)  (0.04496)  (0.02780)  (0.03234)  (0.05165)  (0.07589)  (0.08454)  (0.07698)  (0.06260)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000    0.00000    0.00000   (0.00019)   0.00000    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.04888)  (0.05336)  (0.04496)  (0.02780)  (0.03234)  (0.05184)  (0.07589)  (0.08454)  (0.07698)  (0.06260)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        5.00%      5.47%      4.59%      2.82%      3.25%      5.19%      7.64%      8.71%      7.76%      6.28%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $  498.07  $  394.29  $  824.58  $  736.08  $  784.02  $  574.27  $  471.32  $  432.37  $  369.69  $  321.27
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.47%      0.50%      0.49%      0.51%      0.51%      0.51%      0.52%      0.55%      0.56%      0.55%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......        0.53%      0.53%      0.52%      0.51%      0.51%      0.51%      0.52%      0.55%      0.56%      0.55%
 Ratio of Net
  Income to
  Average Net
  Assets.........        4.89%      5.40%      4.49%      2.78%      3.21%      5.11%      7.56%      8.42%      7.71%      6.25%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             GOVERNMENT MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.04862    0.05296    0.04397    0.02736    0.03205    0.05069    0.07379    0.08379    0.07498    0.06111
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00000    0.00000    0.00000    0.00002    0.00008    0.00000    0.00000   (0.00002)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.04862    0.05296    0.04397    0.02736    0.03205    0.05071    0.07387    0.08379    0.07498    0.06109
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.04862)  (0.05296)  (0.04397)  (0.02736)  (0.03205)  (0.05069)  (0.07379)  (0.08379)  (0.07498)  (0.06111)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000    0.00000    0.00000   (0.00005)  (0.00005)  (0.00001)   0.00000   (0.00023)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.04862)  (0.05296)  (0.04397)  (0.02736)  (0.03205)  (0.05074)  (0.07384)  (0.08380)  (0.07498)  (0.06134)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        4.97%      5.43%      4.49%      2.77%      3.20%      5.09%      7.31%      8.30%      7.49%      6.44%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $  533.83  $  461.47  $  725.77  $1,034.91  $  710.49  $  740.69  $  700.22  $  392.02  $  241.13  $  198.32
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.47%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.57%      0.57%      0.56%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......        0.51%      0.53%      0.53%      0.50%      0.50%      0.50%      0.50%      0.57%      0.57%      0.56%
 Ratio of Net
  Income to
  Average Net
  Assets.........        4.86%      5.36%      4.38%      2.74%      3.20%      5.09%      7.31%      8.30%      7.49%      6.10%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             TAX-EXEMPT MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.03050    0.03362    0.02825    0.01938    0.02395    0.03849    0.05292    0.05808    0.05348    0.04572
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00000    0.00000    0.00000    0.00000   (0.00001)   0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.03050    0.03362    0.02825    0.01938    0.02395    0.03849    0.05291    0.05808    0.05348    0.04572
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.03050)  (0.03362)  (0.02825)  (0.01938)  (0.02395)  (0.03849)  (0.05292)  (0.05808)  (0.05348)  (0.04572)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.03050)  (0.03362)  (0.02825)  (0.01938)  (0.02395)  (0.03849)  (0.05292)  (0.05808)  (0.05348)  (0.04572)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        3.09%      3.41%      2.86%      1.96%      2.42%      3.92%      5.42%      5.97%      5.48%      4.67%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $1,069.69  $  966.71  $  814.89  $  694.58  $  659.33  $  666.35  $  662.34  $  600.06  $  525.30  $  580.98
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.47%      0.49%      0.49%      0.52%      0.52%      0.52%      0.53%      0.55%      0.53%      0.52%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......        0.52%      0.53%      0.52%      0.52%      0.52%      0.52%      0.53%      0.55%      0.53%      0.52%
 Ratio of Net
  Income to
  Average Net
  Assets.........        3.05%      3.35%      2.85%      1.94%      2.39%      3.84%      5.28%      5.79%      5.33%      4.58%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                              TREASURY MONEY FUND

                                                  YEAR ENDED MARCH 31,
                          ---------------------------------------------------------------------------
                            1997       1996       1995       1994       1993       1992      1991/1/
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Period....  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
  Net Investment Income.    0.04676    0.05043    0.04165    0.02590    0.02987    0.04731    0.00782
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........    0.00000    0.00000    0.00000    0.00000    0.00000    0.00036    0.00001
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total From Investment
   Operations...........    0.04676    0.05043    0.04165    0.02590    0.02987    0.04767    0.00783
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less Distributions
  Dividends From Net
   Investment Income....   (0.04676)  (0.05043)  (0.04165)  (0.02590)  (0.02987)  (0.04731)  (0.00782)
  Distributions From Net
   Realized Gain on
   Investments..........    0.00000    0.00000    0.00000    0.00000   (0.00030)  (0.00011)   0.00000
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total Distributions...   (0.04676)  (0.05043)  (0.04165)  (0.02590)  (0.03017)  (0.04742)  (0.00782)
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Period.................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========  =========  =========
Total Return............      4.78%      5.16%      4.25%      2.62%      3.06%      4.85%      0.78%
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions).  $  349.09  $  258.17  $  196.93  $  254.68  $  227.79  $  172.29  $  110.37
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........       0.52%     0.55%      0.55%      0.58%      0.58%      0.52%      0.09%/2/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/3/............       0.54%     0.57%      0.57%      0.58%      0.58%      0.57%      0.60%/2/
  Ratio of Net Income to
   Average Net Assets...       4.68%     5.03%      4.09%      2.59%      2.97%      4.60%      5.98%/2/

-------
NOTES:
1. Inception date of the Fund was February 13, 1991.
2. Annualized.
3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser uses its best efforts to achieve the investment objec-tive of each Fund, although its achievement cannot be assured. The investment objective of each Fund may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscel-laneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a major-ity of the outstanding Shares of such Fund.

 Each Fund uses the amortized cost method to value securities in its portfolio and has a dollar-weighted average portfolio maturity not exceeding 90 days.

MONEY FUND

 The Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in money market instruments, such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable and float-ing rate instruments) and corporate bonds with remaining maturities of 13 months or less, as well as obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations. Additional information about the Fund's policies and portfolio instruments is set forth below under "Portfolio Instruments and Other Investment Information."

GOVERNMENT MONEY FUND

 The Government Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will invest in obligations with remaining maturities of 13 months or less issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. See "Portfolio Instruments and Other Investment Information" for information on other portfo-lio instruments in which the Fund may invest.

TREASURY MONEY FUND

 The Treasury Money Fund's investment objective is to seek current income with liquidity and stability of principal. The Fund invests primarily in direct ob-ligations of the U.S. Treasury with remaining maturities of 13 months or less, such as Treasury bills and notes. Under normal market conditions, the Fund will invest at least 65% of its total assets in direct U.S. Treasury obligations. The Fund may also from time to time invest in obligations with remaining matu-rities of 13 months or less issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government, such as the Farm Credit System Financial Assistance Corporation, Federal Financing Bank, General Services Administration, Federal Home Loan Banks, Farm Credit System, Tennessee Valley Authority and the Student Loan Marketing Association. Income on direct investments in U.S. Treasury securities and obligations of the afore-mentioned agencies and instrumentalities is generally not subject to state and local income taxes by reason of Federal law. In addition, the Fund's dividends from income that is attributable to such investments will also be exempt in most states from state and local income taxes. Shareholders in a particular state should determine through consultation with their own tax advisors whether and to what extent dividends payable by the Treasury Money Fund from its in-vestments will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax. See "Taxes--State and Local." The Trea-sury Money Fund will not enter into repurchase agreements.

TAX-EXEMPT MONEY FUND

 The Tax-Exempt Money Fund's investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Fund will invest substantially all of its assets in high-quality debt obligations exempt from Federal income tax issued by or on behalf of states, territories, and possessions of the United States, the Dis-trict of Columbia, and their authorities, agen-cies, instrumentalities, and political subdivisions ("Municipal Securities"). Portfolio securities in the Fund will generally have remaining maturities of not more than 13 months. (See "Portfolio Instruments and Other Investment In-formation.")

 The Tax-Exempt Money Fund is designed for investors in relatively high tax brackets who are seeking a moderate amount of tax-free income with stability of principal and less price volatility than would normally be associated with in-termediate-term and long-term Municipal Securities.

 The Tax-Exempt Money Fund invests in Municipal Securities which are determined by the Investment Adviser to present minimal credit risks. As a matter of fun-damental policy, except during temporary defensive periods, the Fund will main-tain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to the Fund without the vote of the holders of a major-ity of its outstanding Shares). However, from time to time on a temporary de-fensive basis due to market conditions, the Tax-Exempt Money Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should the Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. Government; (iii) money market instruments such as certificates of depos-it, commercial paper, and bankers' acceptances; (iv) repurchase agreements col-lateralized by U.S. Government obligations or other money market instruments; or (v) securities issued by other investment companies that invest in high-quality, short-term securities.

 The Tax-Exempt Money Fund may also invest from time to time in "private activ-ity bonds" (see "Types of Municipal Securities" below), the interest on which is treated as a specific tax preference item under the Federal alternative min-imum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of the Fund's total assets when added together with any taxable investments by the Fund.

 Although the Tax-Exempt Money Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securi-ties the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the pe-culiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

GOVERNMENT OBLIGATIONS

 Government obligations acquired by the Money, Government Money, Treasury Money and Tax-Exempt Money Funds include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such investments may include obligations issued by the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, the General Services Administration, Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Asso-ciation. Obligations of certain agencies and instrumentalities of the U.S. Gov-ernment are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would pro-vide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Investment Adviser believes that the credit risk with respect to the instrumentality is minimal.

 Securities issued or guaranteed by the U.S. Government have historically in-volved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Fund.

 As stated above, the Treasury Money Fund will purchase primarily direct obli-gations of the U.S. Treasury and obligations of those agencies or instrumen-talities of the U.S. Government interest income from which is generally not subject to state and local income taxes.

MONEY MARKET INSTRUMENTS

 "Money market instruments" that may be purchased by the Money, Government Money, and Tax-Exempt Money Funds in accordance with their investment objec-tives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of FDIC. Bank obligations acquired by the Money Fund may also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations are limited to the obligations of financial institutions having more than $2 billion in total assets at the time of pur-chase. Investments in bank obligations of foreign branches of domestic finan-cial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total assets may be invested in any one branch, and that no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in non-negotiable time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase, and are further subject to the overall 10% limit on illiquid securities described below under "Illiquid Secu-rities."

 Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Money Fund to additional investment risks, including future political and economic developments, the possible im-position of withholding taxes on interest income, possible seizure or nation-alization of foreign deposits, the possible establishment of exchange con-trols, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different ac-counting, auditing, reporting, and recordkeeping standards than those applica-ble to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the instrument is minimal.

VARIABLE AND FLOATING RATE INSTRUMENTS

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation discussed below under "Illiquid Securities." While the Funds will in general invest only in securities that mature within 13 months of date of purchase, they may invest in variable and floating rate instruments which have nominal maturities in excess of 13 months if such in-struments have demand features that comply with conditions established by the Securities and Exchange Commission ("SEC") (see "Additional Information on Portfolio Instruments--Variable and Floating Rate Instruments" in the State-ment of Additional Information).

 Some of the instruments purchased by the Government Money and Treasury Money Funds may also be issued as variable and floating rate instruments. However, since they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, they may have a more active secondary market.

QUALITY OF INVESTMENTS

 The Funds may only invest in: (i) securities in the two highest rating cate-gories of a nationally recognized statistical rating organization ("NRSRO"), provided that if they are rated by more than one NRSRO, at least one other NRSRO rates them in one of its two highest categories; and (ii) unrated secu-rities determined to be of comparable quality at the time of purchase (collec-tively, "Eligible Securities"). The rating symbols of the NRSROs which the Funds may use are described in the Appendix to the Statement of Additional In-formation.

REPURCHASE AGREEMENTS

 The Money, Government Money and Tax-Exempt Money Funds may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). A Fund will en-ter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Boards of Directors. No Fund will enter into repurchase agree ments with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be consid-ered illiquid securities and will be subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

SECURITIES LENDING

 To increase return on their portfolio securities, the Money Fund and Govern-ment Money Fund may lend their portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of these Funds, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collat-eral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

INVESTMENT COMPANY SECURITIES

 In connection with the management of their daily cash positions, the Funds may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Tax-Exempt Money Fund will invest in securities of investment companies only if such com-panies invest primarily in high-quality, short-term Municipal Securities. The Government Money and Treasury Money Funds intend to limit their acquisition of shares of other investment companies to those companies which are themselves permitted to invest only in securities which may be acquired by the respective Funds. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). Each Fund currently intends to limit its investments so that, as deter-mined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one in-vestment company will be owned by the Fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own opera-tions, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other ex-penses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be du-plicative. Any change by the Funds in the future with respect to their poli-cies concerning investments in securities issued by other investment companies will be made only in accordance with the requirements of the 1940 Act.

TYPES OF MUNICIPAL SECURITIES

 The two principal classifications of Municipal Securities which may be held by the Tax-Exempt Money Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the pro-ceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity obligations are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue obli-gations is usually directly related to the credit standing of the corporate user of the facility involved.

 The Tax-Exempt Money Fund's portfolio may also include "moral obligation" se-curities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restora-tion of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

 The Tax-Exempt Money Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Securities. In general, such "stripped" Municipal Securities are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Security, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Municipal Security. The Tax-Exempt Money Fund intends to purchase custodial receipts and "stripped" Municipal Securities only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Securities. "Stripped" Municipal Securi-ties are considered illiquid securities subject to the 10% limit described be-low under "Illiquid Securities."

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis. These trans-actions involve a commitment by a Fund to purchase or sell particular securi-ties with payment and delivery taking place in the future beyond the normal settlement date at a stated price and yield. Securities purchased on a "for-ward commitment" or "when-issued" basis are recorded as an asset and are sub-ject to changes in value based upon changes in the general level of interest rates. Absent unusual market conditions, "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets, and the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases or "forward commitments" for spec-ulative purposes, but only in furtherance of their investment objectives.

 In addition, the Tax-Exempt Money Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a "stand-by commit-ment," a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. The Tax-Exempt Money Fund will acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by com-mitments" acquired by the Tax-Exempt Money Fund would be valued at zero in de-termining the Fund's net asset value. Further information concerning "stand-by commitments" is contained in the Statement of Additional Information under "Additional Information on Portfolio Instruments."

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is deter-mined by the Investment Adviser, acting under guidelines approved and moni-tored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of il-liquidity in a Fund during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

                            INVESTMENT LIMITATIONS

 The investment limitations set forth below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellane-ous").

 No Fund may:

  1. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the secu-rities of such issuer, provided that up to 25% of the value of each Fund's total assets may be invested without regard to this 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in Government Securities (as defined in the 1940 Act) and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule; and

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

 The Treasury Money Fund may not:

 Purchase securities other than obligations issued or guaranteed by the U.S. Treasury or an agency or in strumentality of the U.S. Government and securities issued by investment companies that invest in such obligations.

                                     * * *

 If a percentage limitation is satisfied at the time of investment, a later in-crease or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

 In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) secu-rities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States, or any certificate of deposit for any of the foregoing, are deemed to be Government Securities.

 The Funds are subject to additional investment limitations which are deemed matters of their fundamental policies and, as such, may not be changed without a requisite shareholder vote. Among such limitations are a prohibition on con-centrating investments in a particular industry or group of industries and a policy of limiting investments in illiquid securities to 10% of a Fund's net assets. For a full description of the Funds' additional fundamental investment limitations, see the Statement of Additional Information.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced for purchases and redemptions as of 1:00 p.m. (Eastern Time) and the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Me-morial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calcu-lated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund, by the number of its outstand-ing Shares. The assets in each Fund are valued by the Funds' administrators based upon the amortized cost method.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by the Companies' spon-sor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer ac-counts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial in-stitution.

PURCHASE OF SHARES

 Shares in each Fund are offered without any purchase or redemption charge im-posed by the Companies. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with one of the Companies. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial own-ership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organi-zation may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Cus-tomers' purchase and redemption orders with the Funds, CGFSC will send confir-mations of such transactions and periodic account statements directly to Cus-tomers.

 The Companies enter into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various shareholder ad-ministrative services with respect to their Shares (hereinafter referred to as "Service Organizations"). Shares in the Funds bear the expense of fees payable to Service Organizations for such services. See "Management of the Funds-- Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. The Companies re-serve the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by the Companies, although Shareholder Organizations may charge a Custom-er's account for wiring redemption proceeds. Information relating to such re-demption services and charges, if any, is available from the Shareholder Orga-nizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their registered investment ad-viser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from an eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also have their Shares redeemed by wire by instructing CGFSC by telephone at (800) 446-1012 or by terminal ac-cess. Only redemptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is de-ducted by CGFSC from the proceeds of the redemption. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 Investors may request that Shares be redeemed and redemption proceeds wired on the same day if telephone redemption instructions are received by 1:00 p.m. (Eastern Time) on the day of redemption. Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. Redemp-tion requests made after 1:00 p.m. (Eastern Time) will receive the dividend declared on the day of redemption, and redemption proceeds will be wired the following Business Day. To request redemption of Shares by wire, Direct In-vestors should call CGFSC at (800) 446-1012 (from overseas, call (617) 557-
8280).

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail." Such request must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Compa-nies, CGFSC or the Distributor. THE COMPANIES, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELE-PHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Redemption by Check

 Except as described in "Investor Programs" below, Direct Investors in the Funds may redeem Shares, without charge, by check drawn on the Direct Invest-or's particular Fund account. Checks may be made payable to the order of any person or organization designated by the Direct Investor and must be for amounts of $500 or more. Direct Investors will continue to earn dividends on the Shares to be redeemed until the check clears at The Chase Manhattan Bank.

 Checks are supplied free of charge, and additional checks are sent to Direct Investors upon request. Checks will be sent only to the registered owner at the address of record. Direct Investors who want the option of redeeming Shares by check must indicate this in the Application for purchase of Shares and must submit a signature card with signatures guaranteed with such Applica-tion. The signature card is included in the Application for the purchase of Shares contained in this Prospectus. In order to arrange for redemption by check after an account has been opened, a written request must be sent to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail" and must be accompanied by a signature card with signatures guaranteed (see "Redemption by Mail" above, for details regarding signature guarantees).

 Stop payment instructions with respect to checks may be given to the Compa-nies by calling (800) 446-1012 (from overseas, call (617) 557-8280). If there are insufficient Shares in the Direct Investor's account with the Fund to cover the amount of the redemption check, the check will be returned marked "insufficient funds," and CGFSC will charge a fee of $25.00 to the account. Checks may not be used to close an account.

 If any portion of the Shares to be redeemed represents an investment made by personal check, the Companies and CGFSC reserve the right not to honor the re-demption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

Other Redemption Information

 Except as provided in "Investor Programs" below, Investors may be required to redeem Shares in a Fund upon 60 days' written notice if due to investor re-demptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

 The Companies may also redeem Shares involuntarily or make payment for re-demption in securities if it appears appropriate to do so in light of the Com-panies' responsibilities under the 1940 Act.

EFFECTIVE TIME OF PURCHASES AND REDEMPTIONS

 Purchase orders for Shares which are received and accepted no later than 1:00 p.m. (Eastern Time) on any Business Day will be effective as of 1:00 p.m. and will receive the dividend declared on the day of purchase as long as CGFSC re-ceives payment in Federal funds prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time). Purchase orders received and accepted after 1:00 p.m. (Eastern Time) and prior to 4:00 p.m. (Eastern Time), on any Business Day for which payment in Federal funds has been received by 4:00 p.m. (Eastern Time), will be effective as of 4:00 p.m., and will begin receiving dividends the following day. Purchase orders for Shares made by Di-rect Investors are not effective until the amount to be invested has been con-verted to Federal funds. In those cases in which a Direct Investor pays for Shares by check, Federal funds will generally become available two Business Days after a purchase order is received. In certain circumstances, the Compa-nies may not require that amounts invested by Shareholder Organizations on be-half of their Customers or by Institutional Investors be converted into Fed-eral funds. Redemption orders are executed at the net asset value per Share next determined after receipt of the order.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by the Companies, ex-change Shares in a Fund having a value of at least $500 for shares of the same series of any other portfolio offered by the Companies, or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers, in addition to the Money Fund, Government Money Fund and Treasury Money Fund, Shares in 12 diversified portfolios:

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securi-ties;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

 Excelsior Tax-Exempt Fund currently offers, in addition to the Tax-Exempt Money Fund, five other portfolios:

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of three to ten years;

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize over time current income exempt from Federal income taxes, investing primarily in municipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund in vests primarily in New York municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of the Companies or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined af-ter the exchange request is received. The shares of the portfolio to be ac-quired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of the Companies or Excelsior Institutional Trust should request and review the prospectuses of such funds. Such prospec-tuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may mod-ify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. THE COMPANIES, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AU-THENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BE-LIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCE-DURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-bal-ance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Applica-tion contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 To establish an Automatic Investment account, an Investor must complete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Business Days following receipt. The Companies may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

                          DIVIDENDS AND DISTRIBUTIONS

 The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds immediately after the 1:00 p.m. pricing of Shares on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. For dividend pur-poses, a Fund's investment income is reduced by accrued expenses directly at-tributable to that Fund and the general expenses of the particular Company prorated to that Fund on the basis of its relative net assets. Net realized capital gains, if any, are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organi-zations will receive dividends and distributions in additional Shares of the Fund on which the dividend is paid or the distribution made (as determined on the payable date), unless they have requested in writing (received by CGFSC at the Companies' address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earn-ings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its tax-able income (including interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The taxable Funds intend to distribute substantially all of their investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualifying pension plans are deferred under the Code.) Because all of each Fund's net investment income is expected to be de-rived from earned interest, it is anticipated that no part of any distributions will be eligible for the dividends received deduction for corporations.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 The Tax-Exempt Money Fund: The Tax-Exempt Money Fund's policy is to pay divi-dends each year equal to at least the sum of 90% of its net exempt-interest in-come and 90% of its investment company taxable income, if any. Dividends de-rived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross in-come under Section 103(a) of the Code, unless, under the circumstances applica-ble to the particular shareholder, exclusion would be disallowed. (See State-ment of Additional Information under "Additional Information Concerning Tax-es.")

 If the Tax-Exempt Money Fund should hold certain "private activity bonds" is-sued after August 7, 1986, the portion of dividends paid by the Fund which is attributable to interest on such bonds must be included in a shareholder's Fed-eral alternative minimum taxable income, as an item of tax preference, for the purpose of determining liability (if any) for the 26% to 28% alternative mini-mum tax for individuals and the 20% alternative minimum tax and the environmen-tal tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for Federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the tax-ability of such benefits.

 Dividends payable by the Tax-Exempt Money Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares.

 If a shareholder holds Shares of the Tax-Exempt Money Fund for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL

 The Treasury Money Fund is structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from taxation at the state and local level. Most states--by statute, judicial decision or administrative action--have taken the position that dividends of a regulated investment company such as the Treasury Money Fund that are attrib-utable to interest on obligations of the U.S. Treasury and certain U.S. Gov-ernment agencies and instrumentalities (including those authorized for pur-chase by the Fund) are the functional equivalent of interest from such obliga-tions and are, therefore, exempt from state and local income taxes. As a re-sult, substantially all dividends paid by the Treasury Money Fund to share-holders residing in those states will be exempt or excluded from state income tax.

 Nevertheless in some jurisdictions, exempt-interest dividends and other dis-tributions paid by the Tax-Exempt Money Fund may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions is derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of the Companies' Boards of Directors. The Statement of Additional Information con-tains the names of and general background information concerning the Compa-nies' directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales. For the services pro-vided and expenses assumed pursuant to its Investment Advisory Agreements, the Investment

Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of .25% of the average daily net assets of each of the Money, Government Money and Tax-Exempt Money Funds. For the services provided and expenses as-sumed with respect to the Treasury Money Fund, the Investment Adviser is enti-tled to a fee, computed daily and paid monthly, at the annual rate of .30% of the Fund's average daily net assets.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rates of .19%, .21%, .28% and .20% of the average daily net assets of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively. For the same period, U.S. Trust New York waived advisory fees at the effective annual rates of .06%, .04%, .02% and .05% of the average daily net assets of the Money, Government Money, Treasury Money and Tax-Exempt Funds, respectively.

  From time to time, the Investment Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be ter-minated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of the Companies and of all the portfo-lios of Excelsior Institutional Trust, which are also advised by the Invest-ment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of the Companies and Excelsior Institu-tional Trust (except the international portfolios of Excelsior Fund and Excel-sior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Companies and Excelsior Institutional Trust (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

       COMBINED AGGREGATE AVERAGE DAILY  NET ASSETS OF  BOTH
     COMPANIES AND EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING THE
             INTERNATIONAL PORTFOLIOS OF EXCELSIOR FUND
                 AND EXCELSIOR INSTITUTIONAL TRUST)                  ANNUAL FEE
     ----------------------------------------------------------      ----------
first $200 million..................................................   .200%
next $200 million...................................................   .175%
over $400 million...................................................   .150%

 Administration fees payable to the Administrators by each portfolio of the Companies and of Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Service Organizations" for addi-tional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, the Admin-istrators received an aggregate administration fee at the effective annual rate of .154% of the average daily net assets of each of the Funds.

SERVICE ORGANIZATIONS

 Each Company will enter into an agreement ("Servicing Agreement") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a consideration for the admin-istrative services provided to Customers, a Fund will pay the Service Organi-zation an administrative service fee at the annual rate of up to

 .40% of the average daily net asset value of its Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Service Organizations," may include assisting in processing purchase, exchange and re-demption requests; transmitting and receiving funds in connection with Cus-tomer orders to purchase, exchange or redeem Shares; and providing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Fund (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has authorized capi-tal of 35 billion shares of Common Stock, $.001 par value per share, classi-fied into 40 series of shares representing interests in 20 investment portfo-lios. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Fund into one or more classes or series. Shares of Class A, Class B and Class G represent interests in the Money Fund, Government Money Fund and Treasury Money Fund Funds, respectively.

 Excelsior Tax-Exempt Fund (formerly UST Master Tax-Exempt Funds, Inc.) was organized as a Maryland corporation on August 8, 1984. Currently, Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares representing 6 investment portfolios currently being offered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or series. Shares of Class A Common Stock represent interests in the Tax-Exempt Money Fund's Shares.

 Each Share represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the particular Company's Board of Directors.

 Shareholders are entitled to one vote for each full share held, and frac-tional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of the Companies' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                               YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry pub-lications that monitor the performance of mutual funds. For example, the yields of the Funds may be compared to the applicable averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. The yields of the taxable Funds may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

 Yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the Funds' yields.

 Each Fund may advertise its Shares' seven-day yield which refers to the in-come generated over a particular seven-day period identified in the advertise-ment by an investment in the Fund. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Funds may also ad-vertise the "effective yields" of Shares which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effec-tive yields slightly higher because of the compounding effect of the assumed reinvestment.

 In addition, the Tax-Exempt Money Fund may from time to time advertise the "tax-equivalent yields" of Shares to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yields of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Fed-eral income taxes at a stated tax rate.

 Yields will fluctuate and any quotation of yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which of-ten provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is gen-erally a function of the kind and quality of the instruments held in a portfo-lio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of yield.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 The staff of the SEC has expressed the view that the use of this combined Prospectus for the Funds may subject the Funds to liability for losses arising out of any statement or omission regarding a particular Fund. The Companies do not believe, however, that such risk is significant under the circumstances.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of a Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental in-vestment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Company or such Fund, or (b) 67% or more of the Shares of such Company or such Fund present at a meeting if more than 50% of the outstand- ing Shares of such Company or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s)        FOR OVERNIGHT DELIVERY: send to:
    and mail to:

  Excelsior Funds                    Excelsior Funds
  c/o Chase Global Funds             c/o Chase Global Funds Services Company--
    Services Company                 Transfer Agent
  P.O. Box 2798                      73 Tremont Street
  Boston, MA 02208-2798              Boston, MA 02108-3913


  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

  [LOGO] EXCELSIOR
     FUNDS INC.
TAX-EMEMPT FUNDS, INC

                           CHASE GLOBAL FUNDS SERVICES COMPANY      NEW
                           CLIENT SERVICES                          ACCOUNT
                           P.O. Box 2798                            APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #

                                     (   )
    ------------------------------   -----------------------------
    Name                             Telephone #

    ------------------------------
    Address
                                     [_] U.S. Citizen
                                     [_] Other (specify)
    ------------------------------                      ----------
    City/State/Zip Code

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                                INITIAL INVESTMENT                             INITIAL INVESTMENT
     [_] Money Fund             $ ____________ 803  [_] Government Money Fund  $ ____________  804
     [_] Tax-Exempt Money Fund  $ ____________ 806  [_] Treasury Money Fund    $ ____________  811
                                                    TOTAL INITIAL INVESTMENT: $ __________________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $  has been sent to the Fund from
    (800) 446-1012 and        ------------------  ---------------
    ask for the Wire             Name of Bank      Wire Control
    Desk.                                             Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    [_] All dividends are to be     [_] reinvested   [_] paid in cash
    [_] All capital gains are to be [_] reinvested   [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
    [_] I/We appoint CGFSC as     I/We hereby authorize CGFSC to
    my/our agent to act upon      act upon instructions received
    instructions received by      by telephone to withdraw $500
    telephone in order to effect  or more from my/our account in
    the telephone exchange and    the Excelsior Funds and to
    redemption privileges. I/We   wire the amount withdrawn to
    hereby ratify any             the following commercial bank
    instructions given pursuant   account. I/We understand that
    to this authorization and     CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,    each wire redemption, which
    Excelsior Tax-Exempt Fund,    will be deducted from the
    Excelsior Institutional       proceeds of the redemption.
    Trust, CGFSC and their
    directors, trustees, officers Title on Bank Account*_________ and employees will not be
    liable for any loss,          Name of Bank __________________
    liability, cost or expense
    for acting upon instructions Bank A.B.A. Number ____________ believed to be genuine and
    in accordance with the        Account Number ________________
    procedures described in the
    then current Prospectus. To   Bank Address __________________
    the extent that Excelsior
    Fund, Excelsior Tax-Exempt    City/State/Zip Code ___________
    Fund and Excelsior            (attach voided check here)
    Institutional Trust fail to
    use reasonable procedures as  A corporation, trust or
    a basis for their belief,     partnership must also submit a
    they or their service         "Corporate Resolution" (or
    contractors may be liable     "Certificate of Partnership")
    for instructions that prove   indicating the names and
    to be fraudulent or           titles of officers authorized
    unauthorized.                 to act on its behalf.
                                  * TITLE ON BANK AND FUND
    I/We further acknowledge      ACCOUNT MUST BE IDENTICAL.
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

--------------------------------------------------------------------------------
  CHECK WRITING PRIVILEGE
--------------------------------------------------------------------------------
  [_] I/We wish to take advantage of the check writing privilege and have signed and attached the Check Writing Signature
      Card to this application.
  [_] I/We do not wish to take advantage of the check writing privilege at this time, but I/we may elect to do so at a later date.

  SIGNATURE CARD SIGNATURE REQUIREMENTS. If the shares are registered in the name of:

  . AN INDIVIDUAL, the individual must sign the Card.

  . JOINT ACCOUNT, both individuals must sign the Card.

  . INSTITUTIONAL ACCOUNT, an officer must sign the Card indicating corporate, trust or partnership office or title.

  . TRUST ACCOUNT, trustee or other fiduciary must sign the Card indicating capacity.

  . CUSTODIAN FOR MINOR, custodian must sign the Card.
--------------------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent or affiliates and Fund Shares are not federally insured by, guaranteed by or obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency; that while the Funds seek to maintain their net asset value per share at $1.00 for purposes of purchases and redemptions, there can be no assurance that they will be able to do so on a continuous basis; and investment in the Funds involves investment risk, including the possible loss of the principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.)

--------------------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------
  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

 [LOGO] EXCELSIOR
     FUNDS INC.
TAX-EXEMPT FUNDS, INC.

                   CHASE GLOBAL FUNDS SERVICES COMPANY   SUPPLEMENTAL
                   CLIENT SERVICES                       APPLICATION
                   P.O. Box 2798                         SPECIAL INVESTMENT AND
                   Boston, MA 02208-2798                 WITHDRAWAL OPTIONS
                   (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------
    Fund Name __________________  Account Number _________________
    Owner Name _________________  Social Security or Taxpayer ID
    Street Address _____________  Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a change of address
  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------
    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
               All dividends are to be [_] reinvested  [_] paid in cash
               All capital gains are to be [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN [_] YES [_] NO
  -----------------------------------------------------------------------------
    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day
    [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                            AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name

    X ________________  ________  X __________________ ___________
        Signature       Date           Signature       Date

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN [_] YES [_] NO NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other ____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $ _______________________

  Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

  Recipient ________________________________

  Street Address ___________________________

  City, State, Zip Code ____________________

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                               X
  ------------------------------- -----------------------------

  Signature                       Signature
  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................    2
FINANCIAL HIGHLIGHTS......................................................    4
INVESTMENT OBJECTIVES AND POLICIES........................................    8
 Money Fund...............................................................    8
 Government Money Fund....................................................    8
 Treasury Money Fund......................................................    8
 Tax-Exempt Money Fund....................................................    8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION....................    9
 Government Obligations...................................................    9
 Money Market Instruments.................................................   10
 Variable and Floating Rate Instruments...................................   10
 Quality of Investments...................................................   11
 Repurchase Agreements....................................................   11
 Securities Lending.......................................................   11
 Investment Company Securities............................................   11
 Types of Municipal Securities............................................   12
 When-Issued and Forward Transactions and Stand-by Commitments............   13
 Illiquid Securities......................................................   13
INVESTMENT LIMITATIONS....................................................   13
PRICING OF SHARES.........................................................   14
HOW TO PURCHASE AND REDEEM SHARES.........................................   14
 Distributor..............................................................   14
 Purchase of Shares.......................................................   15
 Purchase Procedures......................................................   15
 Redemption Procedures....................................................   16
 Effective Time of Purchases and Redemptions..............................   19
INVESTOR PROGRAMS.........................................................   19
 Exchange Privilege.......................................................   19
 Systematic Withdrawal Plan...............................................   21
 Retirement Plans.........................................................   22
 Automatic Investment Program.............................................   22
DIVIDENDS AND DISTRIBUTIONS...............................................   22
TAXES.....................................................................   23
 Federal..................................................................   23
 State and Local..........................................................   24
 Miscellaneous............................................................   24
MANAGEMENT OF THE FUNDS...................................................   24
 Investment Adviser.......................................................   24
 Administrators...........................................................   25
 Service Organizations....................................................   25
 Banking Laws.............................................................   26
DESCRIPTION OF CAPITAL STOCK..............................................   26
CUSTODIAN AND TRANSFER AGENT..............................................   27
YIELD INFORMATION.........................................................   27
MISCELLANEOUS.............................................................   27
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..................................   29

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               [LOGO] EXCELSIOR
                                  FUNDS INC.

                          TAX-EXEMPT FUNDS, INC.

                                   MONEY FUND
                             GOVERNMENT MONEY FUND
                              TREASURY MONEY FUND
                             TAX-EXEMPT MONEY FUND


                                   Prospectus
                                 August 1, 1997

GINTEL                                               [LOGO] EXCELSIOR
                                                         FUNDS INC.
                                                     TAX-EXEMPT FUNDS, INC.

                                              AVAILABLE THROUGH THE GINTEL GROUP

--------------------------------------------------------------------------------
Money Fund                       For purchase or account information, call
Government Money Fund            (800) 344-3092. For current prices and yield
Treasury Money Fund              information, call (800) 759-4171. (From
Tax-Exempt Money Fund            overseas, call (617) 482-9300.)


--------------------------------------------------------------------------------
This Prospectus describes the Money Fund, Government Money Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund") (formerly UST Master Funds, Inc.) and the Tax-Exempt Money Fund, a diversified portfolio offered by Excelsior Tax-Ex-empt Funds, Inc. ("Excelsior Tax-Exempt Fund") (formerly UST Master Tax-Exempt Funds, Inc.). Excelsior Fund and Excelsior Tax-Exempt Fund (collectively the "Companies") are open-end, management investment companies. Each portfolio (in-dividually, a "Fund" and collectively, the "Funds") has its own investment ob-jective and policies:

 MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will gen-erally invest in money market instruments, including bank obligations, commer-cial paper and U.S. Government obligations.

 GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

 TREASURY MONEY FUND'S investment objective is to seek current income with li-quidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be invested in direct U.S. Treasury obligations. The Fund will not enter into repurchase agreements.

 TAX-EXEMPT MONEY FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with sta-bility of principal. The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality short-term Municipal Securities (as defined below).

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus.
SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUP-PORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CON-TINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                 August 1, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................    2
FINANCIAL HIGHLIGHTS......................................................    4
INVESTMENT OBJECTIVES AND POLICIES........................................    8
 Money Fund...............................................................    8
 Government Money Fund....................................................    8
 Treasury Money Fund......................................................    8
 Tax-Exempt Money Fund....................................................    8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION....................    9
 Government Obligations...................................................    9
 Money Market Instruments.................................................   10
 Variable and Floating Rate Instruments...................................   10
 Quality of Investments...................................................   11
 Repurchase Agreements....................................................   11
 Securities Lending.......................................................   11
 Investment Company Securities............................................   11
 Types of Municipal Securities............................................   12
 When-Issued and Forward Transactions and Stand-by Commitments............   13
 Illiquid Securities......................................................   13
INVESTMENT LIMITATIONS....................................................   13
PRICING OF SHARES.........................................................   14
HOW TO PURCHASE AND REDEEM SHARES.........................................   14
 Distributor..............................................................   14
 Purchase of Shares.......................................................   15
 Purchase Procedures......................................................   15
 Redemption Procedures....................................................   16
 Effective Time of Purchases and Redemptions..............................   19
INVESTOR PROGRAMS.........................................................   19
 Exchange Privilege.......................................................   19
 Systematic Withdrawal Plan...............................................   21
 Retirement Plans.........................................................   22
 Automatic Investment Program.............................................   22
DIVIDENDS AND DISTRIBUTIONS...............................................   22
TAXES.....................................................................   23
 Federal..................................................................   23
 State and Local..........................................................   24
 Miscellaneous............................................................   24
MANAGEMENT OF THE FUNDS...................................................   24
 Investment Adviser.......................................................   24
 Administrators...........................................................   25
 Service Organizations....................................................   25
 Banking Laws.............................................................   26
DESCRIPTION OF CAPITAL STOCK..............................................   26
CUSTODIAN AND TRANSFER AGENT..............................................   27
YIELD INFORMATION.........................................................   27
MISCELLANEOUS.............................................................   27
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..................................   29

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTMMP897
MONEY FUND

GOVERNMENT MONEY FUND

EXCELSIOR FUNDS, INC.
AVAILABLE THROUGH THE GINTEL GROUP


PROSPECTUS

AUGUST 1, 1997

TREASURY MONEY FUND

TAX-EXEMPT MONEY FUND

EXCELSIOR FUNDS, INC.
EXCELSIOR TAX-EXEMPT FUNDS, INC.
AVAILABLE THROUGH EDGEWOOD SERVICES, INC.

GINTEL & CO.
6 GREENWICH OFFICE PARK
GREENWICH, CT 06831

TOLL FREE
(800) 344-3092
GINTEL

CHECK WRITING SIGNATURE CARD                              EXCELSIOR FUNDS, INC.
                                           MONEY FUND AND GOVERNMENT MONEY FUND

By signing on the reverse, I/we hereby appoint as agent The Chase Manhattan Bank ("Chase") and, as such agent, Chase is hereby authorized and directed, upon presentment of check(s), to request the redemption of shares of the applicable Fund registered in my/our name(s) in the amount of such check(s) drawn on my/our Fund account. I/We further authorize Chase Global Funds Services Company ("CGFSC"), the sub-transfer agent, to accept and execute instructions relating to this check writing privilege. I/We agree that Chase and CGFSC, acting as agents on my/our behalf in connection with the foregoing check writing privileges, shall be liable only for their own willful misfeasance, bad faith or gross negligence.

I/We acknowledge that this check writing arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus for each Fund with respect to which I/we have arranged to redeem Fund shares by check writing. I/We understand and agree to be bound and subject to Chase's rules, regulations and associated laws governing check collection, as amended from time to time.

Stop payment instructions must be given to CGFSC by calling toll-free (800) 446-1012.

To take advantage of the check writing privilege, please complete the Signature Card on the reverse. Each person signing below guarantees the genuineness of the other's signature. You will receive a supply of checks approximately 3 weeks after this application is processed.

Account Number ______________________    FUND
                                         ----
______________ _______________  _____
Last Name      First            M.I.     [_] Money Fund

Last Name      First            M.I.     [_] Government
                                             Money Fund

By signing this Signature Card, the undersigned agree(s) that check writing privileges will be subject to the instructions and rules of Excelsior Fund, Excelsior Tax-Exempt Fund and Chase, as now in effect and as amended from time to time, as they pertain to the use of redemption checks.

(Please use black ink)

                        [_] Check here if both signatures required on checks.
______________          [_] Check here if only one signature required on checks.
Signature

______________          If neither box is checked, all checks will require both
Joint Signature         signatures.

                                                           EXCELSIOR FUNDS, INC.

CHECK WRITING SIGNATURE CARD                              EXCELSIOR FUNDS, INC.
                                               EXCELSIOR TAX-EXEMPT FUNDS, INC.

By signing on the reverse, I/we hereby appoint as agent The Chase Manhattan Bank (" Chase") and, as such agent, Chase is hereby authorized and directed, upon presentment of check(s), to request the redemption of shares of the applicable Fund registered in my/our name(s) in the amount of such check(s) drawn on my/our Fund account. I/We further authorize Chase Global Funds Services Company ("CGFSC"), the sub-transfer agent, to accept and execute instructions relating to this check writing privilege. I/We agree that Chase and CGFSC, acting as agents on my/our behalf in connection with the foregoing check writing privileges, shall be liable only for their own willful misfeasance, bad faith or gross negligence.

I/We acknowledge that this check writing arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus for each Fund with respect to which I/we have arranged to redeem Fund shares by check writing. I/We understand and agree to be bound and subject to Chase's rules, regulations and associated laws governing check collection, as amended from time to time.

Stop payment instructions must be given to CGFSC by calling toll-free (800) 446-1012.

To take advantage of the check writing privilege, please complete the Signature Card on the reverse. Each person signing below guarantees the genuineness of the other's signature. You will receive a supply of checks approximately 3 weeks after this application is processed.

Account Number ______________________   FUND
                                        ----
_________________ ______________ ____   [_] Money Fund  [_] Tax-Exempt Money
Last Name         First          M.I.                       Fund

_________________ ______________ ____   [_] Government  [_] Treasury
Last Name         First          M.I.       Money Fund      Money Fund


By signing this Signature Card, the undersigned agree(s) that check writing privileges will be subject to the instructions and rules of Excelsior Fund, Excelsior Tax-Exempt Fund and Chase, as now in effect and as amended from time to time, as they pertain to the use of redemption checks.

(Please use black ink)                  [_] Check here if both signatures
                                            required on checks.
                                        [_] Check here if only one signature
                                            required on checks.
_____________________________________   If neither box is checked, all checks
Signature                               will require both signatures.
_____________________________________
Joint Signature
                                                EXCELSIOR FUNDS, INC.
                                                EXCELSIOR TAX-EXEMPT FUNDS, INC.

                             CROSS-REFERENCE SHEET
                             ---------------------

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                    (Short-Term Tax-Exempt Securities Fund,
                      Intermediate-Term Tax-Exempt Fund,
                          Long-Term Tax-Exempt Fund)


Form N-1A, Part A, Item                               Prospectus Caption
-----------------------                               ------------------

1.    Cover Page................................      Cover Page

2.    Synopsis..................................      Expense Summary

3.    Condensed Financial Information...........      Financial Highlights;
                                                      Performance and Yield
                                                      Information

4.    General Description of Registrant.........      Prospectus Summary;
                                                      Investment Objectives and
                                                      Policies; Portfolio
                                                      Instruments and Other
                                                      Investment Information;
                                                      Investment Limitations;
                                                      Description of Capital
                                                      Stock

5.    Management of the Fund....................      Management of the Funds;
                                                      Custodian and Transfer
                                                      Agent
5A.   Management's Discussion of Fund
        Performance..............................     Not Applicable

6.    Capital Stock and
        Other Securities........................      How to Purchase and
                                                      Redeem Shares; Dividends
                                                      and Distributions; Taxes;
                                                      Description of Capital
                                                      Stock; Miscellaneous

7.    Purchase of Securities
        Being Offered...........................      Pricing of Shares; How to
                                                      Purchase and Redeem
                                                      Shares; Investor Programs

8.    Redemption or Repurchase..................      How to Purchase and
                                                      Redeem Shares

9.    Pending Legal Proceedings.................      Inapplicable

                                                                  [LOGO]
                                                                 EXCELSIOR
                                                           TAX-EXEMPT FUNDS INC.


A Management Investment Company

--------------------------------------------------------------------------------
Tax-Exempt Funds                    For initial purchase information, current
                                    prices, yield and performance information and existing account information, call
                                    (800) 446-1012. (From overseas, call (617)
                                    557-8280.)

73 Tremont Street Boston, Massachusetts 02108-3913

--------------------------------------------------------------------------------
This Prospectus describes three separate diversified portfolios offered to in-vestors by Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") (for-merly UST Master Tax-Exempt Funds, Inc.), an open-end management investment company. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 SHORT-TERM TAX-EXEMPT SECURITIES FUND'S investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with relative stability of principal. The Fund (hereinafter referred to as the "Short-Term Fund") will invest substantially all of its assets in Mu-nicipal Obligations (as defined below) and will ordinarily have a dollar-weighted average portfolio maturity of one to three years.

 INTERMEDIATE-TERM TAX-EXEMPT FUND'S investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consis-tent with relative stability of principal. The Fund (hereinafter referred to as the "Intermediate-Term Fund") will invest substantially all of its assets in Municipal Obligations and will ordinarily have a dollar-weighted average port-folio maturity of three to ten years.

 LONG-TERM TAX-EXEMPT FUND'S investment objective is to seek to maximize cur-rent interest income exempt from Federal income taxes. This objective will be realized over time with a view toward relative stability of principal and pres-ervation of capital. The Fund (hereinafter referred to as the "Long-Term Fund") will invest substantially all of its assets in Municipal Obligations and will generally have a dollar-weighted average portfolio maturity of 10 to 30 years.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information, dated August 1, 1997, and containing additional information about the Funds, has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Tax-Exempt Fund at the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR TAX-EXEMPT FUNDS, INC. is an investment company offering various diversified and non-diversified investment portfolios with differing objec-tives and policies. Founded in 1984, Excelsior Tax-Exempt Fund currently of-fers six Funds with combined assets of approximately $1.6 billion. See "De-scription of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Tax-Exempt Fund offers investors ac-cess to U.S. Trust's services. See "Management of the Funds--Investment Advis-er."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests principally in debt obligations exempt from Federal income tax issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio Instruments and Other Investment Information" and "Investment Limi-tations."

  HOW TO INVEST: The Funds' shares are offered at their net asset value. Ex-celsior Tax-Exempt Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Tax-Exempt Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Tax-Ex-empt Fund by mail, wire or telephone. Investors investing through another in-stitution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Since the Funds invest in bonds and other fixed-income securities, they will be affected directly by credit mar-kets and fluctuations in interest rates. The prices of fixed-income securities generally fluctuate inversely with changes in interest rates. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne di-rectly by a Fund and ultimately by its shareholders. Investment in the Funds should not be considered a complete investment program. See "Investment Objec-tives and Policies" and "Portfolio Instruments and Other Information."

                                EXPENSE SUMMARY

                                              SHORT-   INTERMEDIATE- LONG-TERM
                                             TERM FUND   TERM FUND     FUND
                                             --------- ------------- ---------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load on Purchases (as
 percentages of offering price).............   None        None        None
Sales Load on Reinvested Dividends..........   None        None        None
Deferred Sales Load.........................   None        None        None
Redemption Fees/1/..........................   None        None        None
Exchange Fees...............................   None        None        None
ANNUAL FUND OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/2/........   .23%        .29%        .43%
12b-1 Fees..................................   None        None        None
Other Operating Expenses
  Administrative Servicing Fee/2/...........   .07%        .06%        .07%
  Other Expenses............................   .28%        .23%        .24%
                                               ----        ----        ----
Total Operating Expenses (after fee
 waivers)/2/................................   .58%        .58%        .74%
                                               ====        ====        ====

-------
1. The Funds' transfer agent imposes a direct $8.00 charge on each wire redemp-tion by noninstitutional (i.e. individual) investors, which is not reflected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Re-demption Procedures."

2. The Investment Adviser and Administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee, and to further waive fees and reimburse expenses to the extent necessary for the Short-Term Fund to maintain an annual expense ratio of not more than .60%. Without such fee waivers, "Advisory Fees" would be .30%, .35% and .50% and "Total Operating Expenses" would be .65%, .64% and .81% for the Short-Term, Intermediate-Term and Long-Term Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Short-Term Fund.................................  $ 6     $19     $32     $73
Intermediate-Term Fund..........................    6      19      32      73
Long-Term Fund..................................    8      24      41      92

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "Financial Statements"). The informa-tion contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Tax-Exempt Fund's independent auditors. The fol-lowing tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also con-tained in the Annual Report to Shareholders which may be obtained from Excel-sior Tax-Exempt Fund without charge by calling the number on the front cover of this Prospectus.

                     SHORT-TERM TAX-EXEMPT SECURITIES FUND

                               YEAR ENDED MARCH 31,
                               ----------------------
                                                                 PERIOD ENDED
                                1997    1996    1995    1994   MARCH 31, 1993/1/
                               ------  ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period......................  $ 7.05  $ 6.96  $ 6.99  $ 7.07       $ 7.00
                               ------  ------  ------  ------       ------
Income From Investment
 Operations
  Net Investment Income......    0.26    0.28    0.25    0.21         0.05
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)...........   (0.01)   0.09   (0.02)  (0.03)        0.07
                               ------  ------  ------  ------       ------
  Total From Investment
   Operations................    0.25    0.37    0.23    0.18         0.12
                               ------  ------  ------  ------       ------
Less Distributions
  Dividends From Net
   Investment Income.........   (0.27)  (0.28)  (0.25)  (0.21)       (0.05)
  Distributions From Net
   Realized Gain on
   Investments...............    0.00    0.00   (0.01)  (0.05)        0.00
                               ------  ------  ------  ------       ------
  Total Distributions........   (0.27)  (0.28)  (0.26)  (0.26)       (0.05)
                               ------  ------  ------  ------       ------
Net Asset Value, End of
 Period......................  $ 7.03  $ 7.05  $ 6.96  $ 6.99       $ 7.07
                               ======  ======  ======  ======       ======
Total Return/2/..............   3.55%   5.42%   3.45%   2.55%        1.65%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions).............  $41.08  $42.97  $48.19  $57.73       $28.60
  Ratio of Net Operating
   Expenses to Average Net
   Assets....................   0.58%   0.58%   0.59%   0.59%        0.60%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/.................   0.65%   0.64%   0.61%   0.60%        0.84%/3/
  Ratio of Net Income to
   Average Net Assets........   3.73%   4.05%   3.60%   2.94%        2.80%/3/
  Portfolio Turnover Rate....     87%    124%    565%    539%           0%

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                       INTERMEDIATE-TERM TAX-EXEMPT FUND

                                                      YEAR ENDED MARCH 31,
                          -------------------------------------------------------------------------------------
                           1997     1996     1995     1994     1993     1992     1991     1990    1989    1988
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
Net Asset Value,
 Beginning of Period....  $  9.12  $  8.80  $  8.64  $  9.24  $  8.95  $  8.83  $  8.67  $ 8.52  $ 8.69  $ 8.87
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
Income From Investment
 Operations.............
 Net Investment Income..     0.40     0.40     0.37     0.34     0.42     0.49     0.56    0.57    0.55    0.55
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........     0.00     0.32     0.16    (0.09)    0.59     0.19     0.16    0.15   (0.17)  (0.11)
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
 Total From Investment
  Operations............     0.40     0.72     0.53     0.25     1.01     0.68     0.72    0.72    0.38    0.44
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.41)   (0.40)   (0.37)   (0.34)   (0.42)   (0.49)   (0.56)  (0.57)  (0.55)  (0.55)
 Distributions From Net
  Realized Gain on
  Investments...........     0.00    (0.00)   (0.00)   (0.26)   (0.30)   (0.07)    0.00    0.00    0.00   (0.07)
 Distributions in Excess
  of Net Realized Gain
  on Investments........     0.00     0.00     0.00    (0.25)    0.00     0.00     0.00    0.00    0.00    0.00
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
 Total Distributions....    (0.41)   (0.40)   (0.37)   (0.85)   (0.72)   (0.56)   (0.56)  (0.57)  (0.55)  (0.62)
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
Net Asset Value, End of
 Period.................  $  9.11  $  9.12  $  8.80  $  8.64  $  9.24  $  8.95  $  8.83  $ 8.67  $ 8.52  $ 8.69
                          =======  =======  =======  =======  =======  =======  =======  ======  ======  ======
Total Return/1/.........    4.58%    8.30%    6.34%    2.58%   11.70%    7.95%    8.64%   8.58%   4.49%   5.37%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $244.05  $255.18  $234.99  $298.26  $285.32  $223.20  $122.62  $90.73  $58.29  $53.70
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    0.58%    0.60%    0.61%    0.64%    0.64%    0.64%    0.66%   0.69%   0.68%   0.70%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/2/.    0.64%    0.65%    0.64%    0.64%    0.64%    0.64%    0.66%   0.69%   0.68%   0.70%
 Ratio of Net Income to
  Average Net Assets....    4.56%    4.44%    4.28%    3.74%    4.57%    5.48%    6.47%   6.48%   6.43%   6.44%
 Portfolio Turnover
  Rate..................    28.0%    50.0%   362.0%   379.0%   429.0%   276.0%   216.0%  154.0%  256.0%  290.0%

-------
NOTES:

1. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                           LONG-TERM TAX-EXEMPT FUND

                                                   YEAR ENDED MARCH 31,
                          -------------------------------------------------------------------------------
                           1997     1996    1995    1994    1993    1992    1991    1990    1989    1988
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Period....  $  9.53  $ 9.27  $ 8.87  $ 9.76  $ 9.25  $ 9.15  $ 8.87  $ 8.80  $ 8.68  $ 8.77
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations
 Net Investment Income..     0.46    0.47    0.43    0.42    0.46    0.51    0.54    0.55    0.53    0.54
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........     0.03    0.39    0.50   (0.12)   0.99    0.30    0.33    0.38    0.32    0.26
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total From Investment
  Operations............     0.49    0.86    0.93    0.30    1.45    0.81    0.87    0.93    0.85    0.80
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.46)  (0.46)  (0.43)  (0.42)  (0.46)  (0.51)  (0.54)  (0.55)  (0.53)  (0.54)
 Distributions From Net
  Realized Gain on
  Investments...........    (0.13)  (0.14)  (0.10)  (0.50)  (0.48)  (0.20)  (0.05)  (0.31)  (0.20)  (0.35)
 Distributions in Excess
  of Net Realized Gain
  on Investments........     0.00    0.00    0.00   (0.27)   0.00    0.00    0.00    0.00    0.00    0.00
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total Distributions....    (0.59)  (0.60)  (0.53)  (1.19)  (0.94)  (0.71)  (0.59)  (0.86)  (0.73)  (0.89)
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Period.................  $  9.43  $ 9.53  $ 9.27  $ 8.87  $ 9.76  $ 9.25  $ 9.15  $ 8.87  $ 8.80  $ 8.68
                          =======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return/1/.........    5.47%   9.35%  11.01%   2.38%  16.35%   9.19%  10.11%  10.67%  10.14%  10.15%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $107.93  $91.06  $78.88  $82.15  $85.52  $62.73  $38.04  $36.16  $19.73  $ 8.84
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    0.74%   0.77%   0.80%   0.85%   0.86%   0.85%   0.86%   0.92%   0.76%   0.85%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/2/.    0.81%   0.82%   0.83%   0.86%   0.86%   0.85%   0.86%   0.92%   0.87%   1.18%
 Ratio of Net Income to
  Average Net Assets....    4.80%   4.85%   4.86%   4.25%   4.73%   5.52%   6.01%   5.99%   6.14%   6.37%
 Portfolio Turnover
  Rate..................   125.0%  185.0%  214.0%  252.0%  300.0%  218.0%  197.0%  437.0%  550.0%  668.0%

-------
NOTES:

1. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment ob-jective of each Fund, although their achievement cannot be assured. The invest-ment objective of each Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscellaneous"). Except as noted below and in "Investment Limitations," the investment policies of each Fund may be changed without the vote of the holders of a majority of the outstanding Shares of such Fund.

SHORT-TERM FUND

 The Short-Term Fund's investment objective is to seek as high a level of cur-rent interest income exempt from Federal income taxes as is consistent with relative stability of principal. The Fund will invest substantially all of its assets in debt obligations exempt from Federal income tax issued by or on be-half of states, territories, and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities, and political subdivisions ("Municipal Obligations"). Although the Short-Term Fund has no re-strictions as to the minimum or maximum maturity of any individual Municipal Obligation, it will generally have a dollar-weighted average portfolio maturity of one to three years.

INTERMEDIATE-TERM FUND

 The Intermediate-Term Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with relative stability of principal. The Fund will invest substantially all of its assets in Municipal Obligations. Although the Fund has no restrictions as to the minimum or maximum maturity of any individual Municipal Obligation, it will generally have a dollar-weighted average portfolio maturity of three to ten years.

 The Intermediate-Term Fund is designed for investors in relatively high tax brackets who are seeking greater stability of principal than is generally available from longer-term Municipal Obligations and who are willing to accept a somewhat lower yield in order to achieve this stability. Generally, the price for its Shares will be less volatile than that normally associated with a port-folio consisting of longer-term Municipal Obligations.

LONG-TERM FUND

 The Long-Term Fund's investment objective is to seek to maximize current in-terest income exempt from Federal income taxes. The Fund will realize this ob-jective over time with a view toward relative stability of principal and pres-ervation of capital. The Fund will invest substantially all of its assets in Municipal Obligations with no maturity restrictions. While the Fund's dollar-weighted average portfolio maturity may be as long as 30 years, during tempo-rary defensive periods it could be considerably shorter.

 The Long-Term Fund is designed for investors in relatively high tax brackets who are seeking the highest levels of current tax-free income and who are will-ing to accept a somewhat higher price volatility than that normally associated with short-term and intermediate-term Municipal Obligations.

Common Investment Policies

 The Funds invest in Municipal Obligations which are determined by the Invest-ment Adviser to present minimal credit risks. As a matter of fundamental poli-cy, except during temporary defensive periods, each Fund will maintain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to a Fund without the vote of the holders of a majority of its outstanding Shares.) However, from time to time on a temporary defensive basis due to market conditions, each Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income.

Should a Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. Government; (iii) money market instruments such as certificates of depos-it, commercial paper, and bankers' acceptances; (iv) repurchase agreements col-lateralized by U.S. Government obligations or other money market instruments;
(v) municipal bond index futures and interest rate futures contracts; or (vi) securities issued by other investment companies that invest in high quality, short-term securities.

 In seeking to achieve its investment objective, each Fund may invest in "pri-vate activity bonds" (see "Types of Municipal Obligations" below), the interest on which is treated as a specific tax preference item under the Federal alter-native minimum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of each Fund's total assets when added to-gether with any taxable investments held by that Fund.

 The Municipal Obligations purchased by the Funds will consist of: (1) bonds rated "BBB" or higher by Standard & Poor's Ratings Group ("S&P") or by Fitch Information Services, Inc. ("Fitch"), or "Baa" or higher by Moody's Investors Service, Inc. ("Moody's"), or, in certain instances, bonds with lower ratings if they are determined by the Investment Adviser to be comparable to BBB/Baa-rated issues; (2) notes rated "MIG-3" or higher ("VMIG-3" or higher in the case of variable rate notes) by Moody's, or "SP-3" or higher by S&P, or "F-3" or higher by Fitch; and (3) commercial paper rated "Prime-3" or higher by Moody's, or "A-3" or higher by S&P, or "F-3" or higher by Fitch. Securities rated "BBB" by S&P and Fitch or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to economic change than higher rated securities. If not rated, securities pur-chased by the Funds will be of comparable quality to the above ratings as de-termined by the Investment Adviser under the supervision of the Board of Direc-tors. A discussion of Moody's and S&P's rating categories is contained in Ap-pendix A to the Statement of Additional Information.

 Although the Funds do not presently intend to do so on a regular basis, they may invest more than 25% of their assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that a Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

 The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. The Funds are not intended to constitute a complete investment program and are not designed for investors seeking capi-tal appreciation or maximum tax-exempt income irrespective of fluctuations in principal.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

TYPES OF MUNICIPAL OBLIGATIONS

 The two principal classifications of Municipal Obligations which may be held by the Funds are "general obligation" securities and "revenue" securities. Gen-eral obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Rev-enue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a spe-cial excise tax or other specific revenue source such as the user of the facil-ity being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue bonds is usually directly related to the credit standing of the corporate user of the facility involved.

 The Funds' portfolios may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obli-gation securities that may be held by the Funds.

 The Funds may also purchase custodial receipts evidencing the right to re-ceive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in re-lation to the principal and/or interest payments which the holders of the re-ceipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Munici-pal Obligation. The Funds intend to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Obliga-tions. "Stripped" Municipal Obligations are considered illiquid securities subject to the limit described below under "Illiquid Securities." Each Fund will limit its investments in interest-only and principal-only Municipal Obli-gations to 5% of its total assets.

FUTURES CONTRACTS

 The Funds may purchase and sell municipal bond index and interest rate futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond bro-kers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a spec-ified dollar amount times the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

 The Funds may enter into contracts for the future delivery of fixed-income securities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to the municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

 The Funds will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which they hold or intend to purchase where the transactions are intended to reduce risks inherent in the management of the Funds. Each Fund may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Com-mission ("CFTC") and the Securities and Exchange Commission ("SEC"). As of the date of this Prospectus, each Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the ag-gregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized prof-its and unrealized losses on the Fund's open contracts.

 When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liq-uid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a futures position generally by entering into an offsetting position.

 Transactions by a Fund in futures contracts may subject the Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to anticipate correctly movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the instruments being hedged. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, a Fund may realize a loss on a futures transac-tion that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures po-sition in the event of adverse price movements. Any income from investments in futures contracts will be taxable income of the Funds.

MONEY MARKET INSTRUMENTS

 "Money market instruments" that may be purchased by the Funds in accordance with their investment objectives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with re-maining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. In-vestments in time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation dis-cussed below under "Illiquid Securities."

REPURCHASE AGREEMENTS

 As stated above, each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Each Fund will enter into repurchase agreements only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by the Investment Adviser under guidelines approved by Excelsior Tax-Exempt Fund's Board of Directors. No Fund will enter into repurchase agreements with the Investment Adviser or its affiliates. Re-purchase agreements with remaining maturities in excess of seven days will be considered illiquid securities subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repur-chase agreements will be taxable.

INVESTMENT COMPANY SECURITIES

 The Funds may also invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment com-pany, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indi-rectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Funds within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securi-ties.

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 Each of the Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular se-curities with payment and delivery taking place in the future, beyond the nor-mal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that forward commitments and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market con-ditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and forward commit-ments for speculative purposes, but only in furtherance of their investment objectives.

 In addition, the Funds may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by them. Under a "stand-by commitment," a dealer agrees to purchase at a Fund's option specified Municipal Obligations at a specified price. The Funds will acquire "stand-by commitments" solely to facil-itate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Fund would be valued at zero in determining the Fund's net asset value.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than antic-ipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agree-ments involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that securi-ty. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with a Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold the investments. A high rate of portfolio turnover may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its share-holders. Portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may result in the realization of substantial net capital gains. To the extent that net short-term capital gains are real-ized, any distributions resulting from such gains are considered ordinary in-come for Federal income tax purposes. (See "Financial Highlights" and "Taxes-- Federal.")

                             INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellane-ous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that each Fund may enter into futures con-tracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding; and

  3. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds, there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentali-ties, or political subdivisions, and (b) with respect to the Short-Term Fund, there is no limitation with respect to securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumen-talities, or political subdivisions.

 Each of the Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds may not:

  4. Knowingly invest more than 10% of the value of its total assets in secu-rities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations.

                                     * * *

 In addition to the investment limitations described above, as a matter of fun-damental policy for each Fund, which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) secu-rities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

 The Short-Term Tax-Exempt Securities Fund may not knowingly invest more than 10% of the value of its net assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily avail-able market quotations. This investment policy may be changed by Excelsior Tax-Exempt Fund's Board of Directors upon reasonable notice to shareholders.

 The Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds will not in-vest more than 25% of the value of their respective total assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund's Shares are determined on each day the Ex-change and the Investment Adviser are open for trading ("Business Day"). Cur-rently, the holidays which Excelsior Tax-Exempt Fund observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per share for purposes of pricing sales and redemptions is calculated by divid-ing the value of all securities and other assets allocable to a Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares.

 Portfolio securities in the Funds for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to the guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors. Absent unusual cir-cumstances, portfolio securities maturing in 60 days or less are normally val-ued at amortized cost. The net asset value of Shares in the Funds will fluctu-ate as the market value of their portfolio securities changes in response to changing market rates of interest and other factors.

 Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no trans-actions are valued at the average of the most recent bid and asked prices. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Re-stricted securities and other assets are valued at fair value pursuant to guidelines adopted by the Board of Directors.

 The Funds' Administrators have undertaken to price the securities in the Funds' portfolios and may use one or more pricing services to value certain portfolio securities in the Funds where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the ad-ministrators under the general supervision of the Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Tax-Exempt Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a regis-tered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer ac-counts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial in-stitution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received by Excelsior Tax-Exempt Fund's sub-transfer agent. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with Excelsior Tax-Exempt Fund. A Shareholder Organiza-tion may elect to hold of record Shares for its Customers and to record bene-ficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the

Shareholder Organization and the Distributor. Confirmations of all such Cus-tomer purchases and redemptions will be sent by CGFSC to the particular Share-holder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and re-demption orders with the Funds, CGFSC will send confirmations of such transac-tions and periodic account statements directly to Customers.

 Excelsior Tax-Exempt Fund enters into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various share-holder administrative services with respect to their Shares (hereinafter re-ferred to as "Service Organizations"). Shares in the Funds bear the expense of fees payable to Service Organizations for such services. See "Management of the Funds--Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor from the Distributor in ac-cordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

 General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

 Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for au-tomatic investment and other cash management services provided. Excelsior Tax-Exempt Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsi-bility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely ba-sis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wir-ing redemption payments to Shareholder Organizations or Institutional Invest-ors is imposed by Excelsior Tax-Exempt Fund, although Shareholder Organiza-tions may charge a Customer's account for wiring redemption proceeds. Informa-tion relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur trans-action charges in connection with such redemptions. Such investors should con-tact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom indi-vidual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to CGFSC together with the redemp-tion request. A redemption request for an amount in excess of $50,000 per ac-count, or for any amount if the proceeds are to be sent elsewhere than the ad-dress of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Pro-cedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, regis-tered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above. CGFSC may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until CGFSC receives all re-quired documents in proper form. Payment for Shares redeemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call
(617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption pro-ceeds for Direct Investors must be paid to the same bank and account as desig-nated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Tax-Ex-empt Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaran-teed (see "Redemption by Mail" above, for details regarding signature guaran-tees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to re- fuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Ex-celsior Tax-Exempt Fund, CGFSC or the Distributor. EXCELSIOR TAX-EXEMPT FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASON-ABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Tax-Exempt Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more imme-diate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Tax-Exempt Fund, exchange Shares in a Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Excelsior Tax-Exempt Fund or Excelsior Funds, Inc. ("Excelsior Fund"), or for Trust Shares of Excelsior In-stitutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers fifteen investment portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securi-ties;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

  Excelsior Tax-Exempt Fund currently offers, in addition to the Funds, three other portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of three to ten years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Tax-Exempt Fund, Excelsior Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares be-ing redeemed next determined after the exchange request is received. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange re-quest in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Tax-Ex-empt Fund, Excelsior Fund or Excelsior Institutional Trust should request and review the prospectuses of such funds. Such prospectuses may be obtained by calling the telephone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Or-ganizations to no more than six per year. Excelsior Tax-Exempt Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELE-PHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSID-ERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFOR-MATION AS TO ACCOUNT REGISTRATION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617)
557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vest- or. The minimum initial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Tax-Exempt Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee cur-rently is contemplated. An Investor may also implement the Dollar Cost Averag-ing method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Each Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's as-sets, less (ii) amortization of premium on such assets, accrued expenses di-rectly attributable to the Fund, and the general expenses or the expenses com-mon to more than one Fund (e.g., legal, administrative, accounting, and Direc-tors' fees) of Excelsior Tax-Exempt Fund, prorated to each Fund on the basis of its relative net assets.

 The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds at the opening of busi-ness on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. Net realized capital gains are distrib-uted at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organi-zations will receive dividends and distributions in additional Shares of the Fund on which the dividend or distribution is paid (as determined on the pay-able date), unless they have requested in writing (received by CGFSC at Excel-sior Tax-Exempt Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any), net of certain deductions for each tax-able year. In general, a Fund's investment company taxable income will be its taxable income (including interest) subject to certain adjustments and exclud-ing the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is anticipated that none of the dividends paid by the Funds will be eligible for the dividends re-ceived deduction for corporations.

 Each Fund's policy is to pay dividends each year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company tax-able income, if any. Some dividends derived from exempt-interest income ("ex-empt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to the particular shareholder, exclu-sion would be disallowed. (See Statement of Additional Information under "Ad-ditional Information Concerning Taxes.")

 If a Fund should hold certain "private activity bonds" issued after August 7, 1986, the portion of dividends paid by the Fund which are attributable to in-terest on such bonds must be included in a shareholder's Federal alternative minimum taxable income, as an item of tax preference, for the purpose of de-termining liability (if any) for the 26% to 28% alternative minimum tax appli-cable to individuals and the 20% alternative minimum tax and the environmental tax applicable to corporations. Corporate shareholders must also take all ex-empt-interest dividends into account in determining certain adjustments under the Federal alternative minimum tax. The environmental tax applicable to cor-porations is imposed at the rate of .12% on the excess of the corporation's modified Federal alternative minimum taxable income over $2 million. Share-holders receiving Social Security benefits should note that all exempt-inter-est dividends will be taken into account in determining the taxability of such benefits.

 Dividends payable by the Funds which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares.

 Distribution by a Fund of the excess of its net long-term capital gain over its net short-term capital loss is taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholder has held the Shares and whether such gains are received in cash or reinvested in additional Shares.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a taxable dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. If a shareholder holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend. Generally, a shareholder may in-clude sales charges incurred upon the purchase of Shares in his or her tax ba-sis for such Shares for the purpose of determining gain or loss on a redemp-tion, transfer or exchange of such Shares. However, if the shareholder ef-fected an exchange of such Shares for Shares of another Fund within 90 days of the purchase and was able to reduce the sales charges previously applicable to the new Shares (by virtue of the exchange privilege), the amount equal to re-duction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (sub-ject to the limitation) in the tax basis of the new Shares.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised at least annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

 Exempt-interest dividends and other distributions paid by the Funds may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. Purchasers are advised to consult their tax advisers concerning the application of state and local taxes, which may have different conse-quences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Tax-Exempt Fund's Board of Directors. The Statement of Additional In-formation contains the names of and general background information concerning Excelsior Tax-Exempt Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 The Short-Term, Intermediate-Term and Long-Term Funds' portfolio manager, Kenneth J. McAlley, is the person primarily responsible for the day-to-day management of the Funds' investment portfolios. Mr. McAlley, Executive Vice President and Manager of the Fixed Income Investment Division of U.S. Trust, has been with U.S. Trust since 1980 and has been the Long-Term Fund's portfo-lio manager since 1986 and the Short-Term and Intermediate-Term Funds' portfo-lio manager since 1995.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of .30% of the average daily net assets of the Short-Term Fund, .35% of the average daily net assets of the Intermediate-Term Fund, and .50% of the average daily net assets of the Long-Term Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rates of .23%, .29% and .43% of the average daily net assets of the Short-Term, Intermediate-Term and Long-Term Funds, respectively. For the same period, U.S. Trust New York waived advisory fees at the effective an-nual rates of .07%, .06% and .07% of the aver-age daily net assets of the Short-Term, Intermediate-Term and Long-Term Funds, respectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Tax-Exempt Fund and of all the portfolios of Excelsior Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust (except the in-ternational portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
                 NET ASSETS OF EXCELSIOR TAX-EXEMPT
                     FUND, EXCELSIOR FUND AND
            EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING THE
             INTERNATIONAL PORTFOLIOS OF EXCELSIOR FUND
                AND EXCELSIOR  INSTITUTIONAL TRUST)                  ANNUAL FEE
            --------------------------------------------             ----------
first $200 million..................................................   .200%
next $200 million...................................................   .175%
over $400 million...................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waiver may be terminated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effective annual rates of .154%, .154% and .152% of the average daily net assets of the Short-Term, Intermediate-Term and Long-Term Funds, respectively, and waived administration fees at the effective an-nual rate of .002% of the average daily net assets of the Long-Term Fund.

SERVICE ORGANIZATIONS

 Excelsior Tax-Exempt Fund will enter into an agreement ("Servicing Agree-ment") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a considera-tion for the administrative services provided to Customers, a Fund will pay the Service Organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Service Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connec-tion with Customer orders to purchase, exchange or redeem Shares; and provid-ing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net as set values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Tax-Exempt Funds, Inc. (formerly UST Master Tax-Exempt Funds, Inc.) was organized as a Maryland corporation on August 8, 1984. Currently, Excel-sior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares repre-senting 6 investment portfolios currently being offered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or se-ries. Shares of Class B, C and F represent interests in the Intermediate-Term Tax-Exempt, Long-Term Tax-Exempt and Short-Term Tax-Exempt Securities Funds, respectively.

 Each Share represents an equal proportionate interest in the particular Fund with other Shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Tax-Exempt Fund's Board of Direc-tors.

 Shareholders are entitled to one vote for each full Share held, and frac-tional votes for fractional Shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Tax-Exempt Fund's outstanding shares as agent or cus-todian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and regis-trar services to the Funds.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the per-formance of mutual funds.

 Performance and yield data as reported in national financial publications, in-cluding but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Funds.

 Each Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its net exact value per Share on the last day of the period, and annualizing the result on a semiannual basis.

 In addition, each Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Federal income taxes at a stated tax rate.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure re-flects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring pe-riod. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commence-ment of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumu-lative change in the value of an investment in the Fund for the specific peri-od. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future perfor-mance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that the performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market condi-tions. Any fees charged by the Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in calcu-lations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' in-dependent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Tax-

Exempt Fund or a particular Fund means, with respect to the approval of an in-vestment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or such Fund, or (b) 67% or more of the shares of Excelsior Tax-Exempt Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:      FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                               Excelsior Funds
  c/o Chase Global Funds Services Company       c/o Chase Global Funds Services
  P.O. Box 2798                                 Company--Sub-Transfer Agent
  Boston, MA 02208-2798                         73 Tremont Street
                                                Boston, MA 02108-3913


  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity.)*

  *A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

--------------------------------------------------------------------------------

       [LOGO]
      EXCELSIOR
TAX-EXEMPT FUNDS INC.
                         CHASE GLOBAL FUNDS SERVICES COMPANY       NEW
                         CLIENT SERVICES                           ACCOUNT
                         P.O. Box 2798                             APPLICATION
                         Boston, MA 02208-2798
                         (800) 446-1012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

    [_] Individual  [_] Joint Tenants  [_] Trust

    [_] Gift/Transfer to Minor   [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.


    --------------------------------------------------    ----------------------------------------------------
    Name(s) (please print)                                Social Security # or Taxpayer Identification #
                                                          (   )
    --------------------------------------------------    ----------------------------------------------------
    Name                                                  Telephone #
    --------------------------------------------------
    Address
                                                          [_] U.S. Citizen  [_] Other (specify)
    --------------------------------------------------                                         ---------------
    City/State/Zip Code

--------------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
--------------------------------------------------------------------------------

                                                    INITIAL INVESTMENT                                       INITIAL INVESTMENT
     [_] Short-Term Tax-Exempt Securities Fund     $                  825    [_] Long-Term Tax-Exempt Fund  $                  808
                                                    ------------------                                       ------------------
     [_] Intermediate-Term Tax-Exempt Fund         $                  807    [_] Other                      $
                                                    ------------------                --------------------   ------------------
                                                                             TOTAL INITIAL INVESTMENT:      $
                                                                                                             ------------------

    NOTE: If investing by wire, you must obtain a          A. BY MAIL: Enclosed is a check in the amount
    Bank Wire Control Number. To do so, please                of $ __________________ payable to "Excelsior Funds."
    call (800) 446-1012 and ask for the Wire Desk.         B. BY WIRE: A bank wire in the amount of
                                                              $ __________________ has been sent to the Fund from

                                                              ----------------------------  -------------------------
                                                                        Name of Bank           Wire Control Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    All dividends are to be                 [_] reinvested      [_] paid in cash
    All capital gains are to be             [_] reinvested      [_] paid in cash

--------------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
--------------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND REDEMPTION                                      AUTHORITY TO TRANSMIT

    [_] I/We appoint CGFSC as my/our agent to act upon instructions        REDEMPTION PROCEEDS TO PRE-DESIGNATED ACCOUNT.
    received by telephone in order to effect the telephone exchange        I/We hereby authorize CGFSC to act upon
    and redemption privileges. I/We hereby ratify any instructions         instructions received by telephone to withdraw
    given pursuant to this authorization and agree that Excelsior          $500 or more from my/our account in the Excelsior
    Fund, Excelsior Tax-Exempt Fund, Excelsior Institutional Trust,        Funds and to wire the amount withdrawn to the
    CGFSC and their directors, trustees, officers and employees            following commercial bank account. I/We understand
    will not be liable for any loss, liability, cost or expense for        that CGFSC charges an $8.00 fee for each wire
    acting upon instructions believed to be genuine and in                 redemption, which will be deducted from the
    accordance with the procedures described in the then current           proceeds of the redemption.
    Prospectus. To the extent that Excelsior Fund, Excelsior Tax-
    Exempt Fund and Excelsior Institutional Trust fail to use              Title on Bank Account*___________________________
    reasonable procedures as a basis for their belief, they or
    their service contractors may be liable for instructions that          Name of Bank ____________________________________
    prove to be fraudulent or unauthorized.
                                                                           Bank A.B.A. Number _________ Account Number _____
    I/We further acknowledge that it is my/our responsibility to read
    the Prospectus of any Fund into which I/we exchange.                   Bank Address ____________________________________

    [_] I/We do not wish to have the ability to exercise telephone         City/State/Zip Code _____________________________
    redemption and exchange privileges. I/We further understand that       (attach voided check here)
    all exchange and redemption requests must be in writing.
                                                                           A corporation, trust or partnership must also
    SPECIAL PURCHASE AND REDEMPTION PLANS I/We have completed and          submit a "Corporate Resolution" (or "Certificate
    attached the Supplemental Application for:                             of Partnership") indicating the names and titles
    [_] Automatic Investment Plan                                          of officers authorized to act on its behalf.
    [_] Systematic Withdrawal Plan
                                                                           *TITLE ON BANK AND FUND ACCOUNT MUST BE IDENTICAL.


================================================================================

--------------------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________            Date __________________________
  Owner Signature

  X ___________________________            Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.).

--------------------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  -----------------------------         -------------------------------
  Investment Dealer's Name              Source of Business Code

  -----------------------------         -------------------------------
  Main Office Address                   Branch Number

  -----------------------------         -------------------------------
  Representative's Number               Representative's Name

  -----------------------------         -------------------------------
  Branch Address                        Telephone

  -----------------------------         -------------------------------
  Investment Dealer's                   Title
  Authorized Signature

-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --



                  CHASE GLOBAL FUNDS SERVICES COMPANY    SUPPLEMENTAL
    LOGO          CLIENT SERVICES                        APPLICATION
                  P.O. Box 2798                          SPECIAL INVESTMENT AND
                  Boston, MA 02208-2798                  WITHDRAWAL OPTIONS
                  (800) 446-1012

  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________                Account Number _________________
    Owner Name _________________                Social Security or Taxpayer ID
    Street Address _____________                Number _________________________
    Resident of  [_] U.S.  [_] Other ____       City, State, Zip Code __________
                                                [_] Check here if this is a
                                                change of address
  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
            All dividends are to be        [_] reinvested  [_] paid in cash
            All capital gains are to be    [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN[_] YES[_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.
    [_]Monthly on the 1st day [_]Monthly on the 15th day [_]Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                   AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------
    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name
    X ________________  _________ X __________________ ___________
        Signature       Date           Signature       Date

===============================================================================

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN  [_] YES  [_] NO            NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day  [_] Quarterly on the 24th day of January
                                   April, July and October

                               [_] Other_____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $____________________________________

  Please make                  Recipient ________________________________
  check payable                Street Address ___________________________
  to: (To be                   City, State, Zip Code ____________________
  completed only
  if redemption
  proceeds to be
  paid to other
  than account
  holder of record
  or mailed to
  address other
  than address of
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                         X
  -------------------------------           -----------------------------
  Signature                                 Signature

  -------------------------------           -----------------------------
  Signature Guarantee* (if applicable)      Signature Guarantee* (if applicable)

  X                                         X
  -------------------------------           -----------------------------
  Signature                                 Signature
  -------------------------------           -----------------------------
  Signature Guarantee* (if applicable)      Signature Guarantee* (if applicable)

   *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

================================================================================

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   5
INVESTMENT OBJECTIVES AND POLICIES.........................................   8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   9
INVESTMENT LIMITATIONS.....................................................  13
PRICING OF SHARES..........................................................  14
HOW TO PURCHASE AND REDEEM SHARES..........................................  14
INVESTOR PROGRAMS..........................................................  19
DIVIDENDS AND DISTRIBUTIONS................................................  22
TAXES......................................................................  22
MANAGEMENT OF THE FUNDS....................................................  24
DESCRIPTION OF CAPITAL STOCK...............................................  26
CUSTODIAN AND TRANSFER AGENT...............................................  27
PERFORMANCE AND YIELD INFORMATION..........................................  27
MISCELLANEOUS..............................................................  28
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  29

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR BY THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTTXXP897

                                    [LOGO]
                                  EXCELSIOR
                                  TAX-EXEMPT


                     SHORT-TERM TAX-EXEMPT SECURITIES FUND

                       INTERMEDIATE-TERM TAX-EXEMPT FUND

                           LONG-TERM TAX-EXEMPT FUND


                                   Prospectus
                                 August 1, 1997

                             CROSS-REFERENCE SHEET
                             ---------------------

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                 (New York Intermediate-Term Tax-Exempt Fund)


Form N-1A, Part A, Item                               Prospectus Caption
-----------------------                               ------------------

1.    Cover Page................................      Cover Page

2.    Synopsis..................................      Background and Expense
                                                      Summary

3.    Condensed Financial Information...........      Financial Highlights;
                                                      Performance and Yield
                                                      Information

4.    General Description of Registrant.........      Introduction; Investment
                                                      Objectives and Policies;
                                                      Portfolio Instruments and
                                                      Other Investment
                                                      Information; Investment
                                                      Limitations; Description
                                                      of Capital Stock

5.    Management of the Fund....................      Management of the Fund;
                                                      Custodian and Transfer
                                                      Agent
5A.   Management's Discussion of Fund
        Performance.............................      Not Applicable

6.    Capital Stock and
        Other Securities........................      How to Purchase and
                                                      Redeem Shares; Dividends
                                                      and Distributions; Taxes;
                                                      Description of Capital
                                                      Stock; Miscellaneous

7.    Purchase of Securities
        Being Offered...........................      Pricing of Shares; How to
                                                      Purchase and Redeem
                                                      Shares; Investor Programs

8.    Redemption or Repurchase..................      How to Purchase and
                                                      Redeem Shares

9.    Pending Legal Proceedings.................      Inapplicable

                                               [LOGO] EXCELSIOR
                                                      TAX-EXEMPT FUNDS, INC.



A Management Investment Company

--------------------------------------------------------------------------------
New York Intermediate-Term Tax-Exempt Fund
                                  For initial purchase information, current prices, yield and performance information and existing account information, call (800) 446-1012. (From overseas, call (617) 557-
                                  8280.)

73 Tremont Street Boston, Massachusetts 02108-3913

--------------------------------------------------------------------------------
This Prospectus describes the New York Intermediate-Term Tax-Exempt Fund (the "Fund"), a non-diversified investment portfolio offered to investors by Excel-sior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") (formerly UST Master Tax-Exempt Funds, Inc.), an open-end management investment company.

 NEW YORK INTERMEDIATE-TERM TAX- EXEMPT FUND'S investment objective is to pro-vide New York investors with as high a level of current interest income exempt from Federal income tax, and, to the extent possible, from New York state and New York City personal income taxes, as is consistent with relative stability of principal. Under normal market conditions, at least 65% of the Fund's total assets will be invested in New York Municipal Obligations (as defined below). Although the Fund has no restrictions as to the minimum or maximum maturity of any individual security it may hold, it will have a dollar-weighted average portfolio maturity of 3 to 10 years.
 Edgewood Services, Inc. sponsors the Fund and serves as its distributor and United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust") serve as the Fund's investment adviser.

 This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Fund has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Tax-Exempt Fund at its address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus.
SHARES IN THE FUND ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, U.S. TRUST, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 August 1, 1997

                                EXPENSE SUMMARY

                                                                  NEW YORK
                                                              INTERMEDIATE-TERM
                                                               TAX-EXEMPT FUND
                                                              -----------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load on Purchases (as percentage of offering
 price)......................................................       None
Sales Load on Reinvested Dividends...........................       None
Deferred Sales Load..........................................       None
Redemption Fees/1/...........................................       None
Exchange Fee.................................................       None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS):
Advisory Fees (after fee waivers)/2/.........................       .47%
12b-1 Fees...................................................       None
Other Operating Expenses
 Administrative Servicing Fee/2/.............................       .03%
 Other Expenses..............................................       .22%
                                                                    ----
Total Operating Expenses (after fee waivers)/2/..............       .72%
                                                                    ====

-------
1. The Fund's transfer agent imposes a direct $8.00 charge on each wire redemp-tion by noninstitutional (i.e. individual) investors which is not reflected in the estimated expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Redemption Procedures."

2. The Investment Adviser and Administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee. Without such fee waivers, "Advisory Fees" would be .50% and "To-tal Operating Expenses" would be .75% for the Fund.

Example: You would pay the following estimated expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
New York Intermediate-Term Tax-Exempt Fund......   $7     $23     $40     $89

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Fund will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Fund for the fiscal year ended March 31, 1997. For more complete descriptions of the Fund's operating expenses, see "Management of the Fund" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following table includes selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "Financial Statements"). The informa-tion contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Tax- Exempt Fund's independent auditors. The fol-lowing table should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of the Fund is also con-tained in the Annual Report to Shareholders, which may be obtained from Excel-sior Tax-Exempt Fund without charge by calling the number on the front cover of this Prospectus.

                   NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND

                                         YEAR ENDED MARCH 31,
                          ---------------------------------------------------------
                           1997     1996    1995    1994     1993    1992   1991/1/
                          -------  ------  ------  -------  ------  ------  -------
Net Asset Value,
 Beginning of Period....   $ 8.44  $ 8.24  $ 8.18  $  8.61  $ 8.31  $ 8.20  $ 8.00
                          -------  ------  ------  -------  ------  ------  ------
Income From Investment
 Operations
  Net Investment Income.     0.36    0.35    0.33     0.31    0.34    0.41    0.39
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........     0.01    0.20    0.15    (0.13)   0.41    0.19    0.20
                          -------  ------  ------  -------  ------  ------  ------
  Total From Investment
   Operations...........     0.37    0.55    0.48     0.18    0.75    0.60    0.59
                          -------  ------  ------  -------  ------  ------  ------
Less Distributions
  Dividends From Net
   Investment Income....    (0.36)  (0.35)  (0.33)   (0.31)  (0.34)  (0.41)  (0.39)
  Distributions From Net
   Realized Gain on
   Investments..........     0.00    0.00   (0.09)   (0.22)  (0.11)  (0.08)   0.00
  Distributions in
   Excess of Net
   Realized Gain on
   Investments..........     0.00    0.00    0.00    (0.08)   0.00    0.00    0.00
                          -------  ------  ------  -------  ------  ------  ------
  Total Distributions...    (0.36)  (0.35)  (0.42)   (0.61)  (0.45)  (0.49)  (0.39)
                          -------  ------  ------  -------  ------  ------  ------
Net Asset Value, End of
 Period.................  $  8.45  $ 8.44  $ 8.24  $  8.18  $ 8.61  $ 8.31  $ 8.20
                          =======  ======  ======  =======  ======  ======  ======
Total Return/2/.........    4.46%   6.77%   6.05%    1.87%   9.27%   7.42%   7.54%
Ratios/Supplemental Data
  Net Assets, End of
   Period
   (in millions)........  $102.25  $96.41  $87.16  $107.49  $88.25  $52.24  $25.88
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........    0.72%   0.75%   0.78%    0.87%   0.89%   0.88%   0.86%/3/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/4/............    0.75%   0.77%   0.80%    0.87%   0.89%   0.88%   0.86%/3/
  Ratio of Net Income to
   Average Net Assets...    4.25%   4.15%   4.06%    3.55%   3.94%   4.82%   5.72%/3/
  Portfolio Turnover
   Rate.................    89.0%  154.0%  563.0%   326.0%  339.0%  106.0%  105.0%/3/

-------
NOTES
1. Inception date of the Fund was May 31, 1990.

2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                       INVESTMENT OBJECTIVE AND POLICIES

 The Investment Adviser will use its best efforts to achieve the Fund's invest-ment objective although its achievement cannot be assured. The Fund's invest-ment objective and, except as indicated otherwise, the policies described below may be changed by Excelsior Tax-Exempt Fund's Board of Directors without a vote of the Fund's shareholders. Certain investment limitations which cannot be changed without the requisite vote of the shareholders are set forth below un-der "Investment Limitations."

GENERAL

 The Fund is a non-diversified investment portfolio whose investment objective is to provide New York investors with as high a level of current interest in-come exempt from Federal income tax and, to the extent possible, from New York state and New York City personal income taxes as is consistent with the preser-vation of capital and relative stability of principal. To accomplish this goal, the Fund anticipates that it will invest primarily in New York Municipal Obli-gations as defined below. Although the Fund has no restrictions as to the mini-mum or maximum maturity of any individual security that it may hold, it will have a dollar-weighted average portfolio maturity of 3 to 10 years.

 As a matter of fundamental policy, except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in debt obligations is-sued by or on behalf of the State of New York and other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political sub-divisions, the in-terest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Obligations"). The Fund expects that, except during temporary defensive periods, under normal market conditions 65% of the Fund's total assets will be invested in debt securities of the State of New York, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers such as Puerto Rico, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, New York state and New York City income taxes ("New York Munici-pal Obligations"). In general, the Fund anticipates that dividends derived from interest on Municipal Obligations other than New York Municipal Obligations will be exempt from regular Federal income tax but may be subject to New York state and New York City personal income taxes. See "Taxes" below.

 Under normal market conditions, up to 20% of the Fund's assets may be held in cash or invested in taxable obligations described below under "Portfolio In-struments and Other Investment Information--Eligible Taxable Obligations." When market conditions are uncertain, the Fund may hold cash reserves and eligible taxable securities without limitations in order to maintain a temporary defen-sive position. Uninvested cash reserves will not earn income.

QUALITY OF INVESTMENTS

 The Fund invests in Municipal Obligations that are rated at the time of pur-chase: (1) "BBB" or higher by Standard & Poor's Ratings Group ("S&P") or by Fitch Information Services, Inc. ("Fitch"), or "Baa" or higher by Moody's In-vestors Service, Inc. ("Moody's"), in the case of bonds (or, in certain in-stances, bonds with lower ratings if they are determined by the Investment Ad-viser to be comparable to BBB/Baa-rated issues); (2) "SP-3" or higher by S&P, or "MIG-3" or higher ("VMIG-3" or higher, in the case of variable rate notes) by Moody's, or "F-3" or higher by Fitch, in the case of notes; and (3) "A-3" or higher by S&P, or "Prime-3" or higher by Moody's, or "F-3" or higher by Fitch, in the case of commercial paper. Securities rated "BBB" by S&P and Fitch or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to economic change than higher rated securities. If not rated, Municipal Obligations purchased by the Fund will be of comparable quality to the above ratings as determined by the Investment Adviser under the supervision of the Board of Directors. A discus-sion of Moody's and S&P's rating categories is contained in Appendix A to the Statement of Additional Information.

TYPES OF MUNICIPAL OBLIGATIONS

 The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. Gen-eral obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Rev-enue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a spe-cial excise tax or other specific revenue source such as the user of the fa-cility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance var-ious privately operated facilities, and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corpo-rations or other entities. Since interest on private activity bonds is treated as a specific tax preference item under the Federal alternative minimum tax, the Fund's investments in private activity bonds will not exceed, under normal market conditions, 20% of its total assets when added together with cash and any taxable investments held by the Fund.

 The Fund's portfolio may also include, without limitation, "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt serv-ice obligations from current revenues, it may draw on a reserve fund, the res-toration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

 The Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with re-spect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in re-lation to the principal and/or interest payments which the holders of the re-ceipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Munici-pal Obligation. The Fund intends to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Obliga-tions. "Stripped" Municipal Obligations are considered illiquid securities subject to the 10% limit described in Investment Limitation No. 3 below.

            PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

VARIABLE AND FLOATING RATE INSTRUMENTS

 Municipal Obligations purchased by the Fund may include variable and floating rate instruments. The interest rates on such instruments are not fixed and vary with changes in the particular interest rate benchmarks or indexes. Unrated variable and floating rate instruments will be purchased by the Fund based upon the Investment Adviser's determination that their quality at the time of purchase is comparable to at least the minimum ratings set forth above. In some cases the Fund may require that the issuer's obligation to pay the principal be backed by an unconditional and irrevocable bank letter or line of credit, guarantee or commitment to lend. Although there may be no ac-tive secondary market with respect to a particular variable or floating rate instrument purchased by the Fund, the Fund may (at any time or during speci-fied intervals within a prescribed period, depending upon the instrument in-volved) demand payment in full of the principal and may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate in-strument in the event the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights. In such cases, the Fund could suffer a loss with respect to the instruments. Any security which cannot be disposed of within seven days with-out taking a reduced price will be considered an illiquid security subject to the 10% limitation discussed below under "Illiquid Securities."

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Fund may purchase Municipal Obligations on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by the Fund to purchase or sell particular Munici-pal Obligations with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of in-terest rates. The Fund expects that its forward commitments and "when-issued" purchases will not exceed 25% of the value of its total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and for-ward commitments for speculative purposes but only in furtherance of its in-vestment objective.

 The Fund may also acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a "stand-by commitment," a dealer agrees to purchase at the Fund's option specified Municipal Obligations at a stated price. The Fund will acquire "stand-by commitments" solely to facili-tate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by commitments" acquired by the Fund will be val-ued at zero in determining the Fund's net asset value.

ELIGIBLE TAXABLE OBLIGATIONS

 Taxable securities that may be held by the Fund within the limits described above include: (i) municipal bond index and interest rate futures contracts;
(ii) obligations of the U.S. Treasury; (iii) obligations of agencies and in-strumentalities of the U.S. Government; (iv) money market instruments such as certificates of deposit and bankers' acceptances; (v) repurchase agreements collateralized by U.S. Government obligations or other money market instru-ments; or (vi) securities issued by other investment companies. Municipal bond index futures contracts, interest rate futures contracts, investment company securities and repurchase agreements are described below.

FUTURES CONTRACTS

 The Fund may purchase and sell municipal bond index and interest rate futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

 The Fund may enter into contracts for the future delivery of fixed-income se-curities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to the municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

 The Fund will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which the Fund holds or intends to purchase where the transactions reduce risks in-herent in the management of the Fund. The Fund will engage in futures con-tracts only to the extent permitted by the Commodity Futures Trading

Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures contracts, the Funds must satisfy certain asset segrega-tion requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segre-gated account containing liquid assets equal to the purchase price of the con-tract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liq-uid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a futures position generally by entering into an offsetting position. As of the date of this Prospectus, the Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate ini-tial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts.

 Transactions in futures contracts as a hedging device may subject the Fund to a number of risks. Successful use of futures contracts by the Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. In addition, there may be an imperfect correla-tion, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the securities being hedged. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. Any in-come from investments in futures contracts will be taxable.

INVESTMENT COMPANY SECURITIES

 Subject to the limit on investments in taxable obligations described above, the Fund may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment compa-ny, some or all of which would be duplicative. Such securities will be ac-quired by the Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a pro-hibition against the Fund investing more than 10% of the value of its total assets in such securities.

REPURCHASE AGREEMENTS

 The Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repur-chase agreements"). The Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by Excelsior Tax-Exempt Fund's Board of Directors. The Fund will not enter into repurchase agreements with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered to be illiquid securities and will be subject to the 10% limit described in Investment Limi-tation No. 3 below.

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securi-ties or loss to the extent that proceeds from a sale of the underlying securi-ties were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 The Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. The Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account, liquid assets hav-ing a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 The Fund will not knowingly invest more than 10% of the value of its net as-sets in securities that are illiquid. The Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that secu-rity. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buy-ers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 The Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the Fund's investment objective. The rate of portfolio turnover will not be a lim-iting factor in making portfolio decisions. A high rate of portfolio turnover may involve correspondingly greater transaction costs which will ultimately be borne by the Fund's shareholders and may result in the realization of substan-tial net capital gains. To the extent that net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Tax-es--Federal").

RISK FACTORS

 The Fund intends to follow the diversification standards set forth in the 1940 Act except to the extent the Investment Adviser determines that non-di-versification is appropriate in order to maximize the percentage of the Fund's assets that are New York Municipal Obligations. The investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified portfolio. The Fund's assumption of large positions in the obliga-tions of a small number of issuers will affect the value of the Fund's portfo-lio to a greater extent than that of a diversified portfolio in the event of changes in the financial condition or in the market's assessment of the issuers.

 Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

 The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their contin-uing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

 Certain substantial issuers of New York Municipal Obligations (including is-suers whose obligations may be acquired by the Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeop-ardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obli-gations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated munici-pal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other is-suers of New York Municipal Obligations. Although as of the date of this Pro-spectus, no issuers of New York Municipal Obligations are in default with re-spect to the payment of their municipal obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

 Other considerations affecting the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

 Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York state and New York City personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its In-vestment Adviser will review the proceedings relating to the issuance of Mu-nicipal Obligations or the basis for such opinions.

                            INVESTMENT LIMITATIONS

 The Fund's following investment limitations may not be changed without the vote of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous").

 The Fund may not:

  1. Purchase securities of any one issuer if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Fund's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer; and (b) the foregoing 5% limitation does not apply to securi-ties issued or guaranteed by the U.S. Government, its agencies or instrumen-talities;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that the Fund may enter into futures contracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

  3. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days and other securities which are not readily marketable; and

  4. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that there is no limitation with respect to domestic bank obligations and securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or po-litical sub-divisions.

                                     * * *

 For purposes of Investment Limitation No. 1 above: (a) a security is consid-ered to be issued by the governmental entity or entities whose assets and reve-nues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guaran-tee; and (c) securities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

 The Fund will not knowingly invest more than 10% of the value of its net as-sets in illiquid securities, including repurchase agreements with remaining ma-turities in excess of seven days and other securities which are not readily marketable.

 If a percentage limitation is satisfied at the time of investment, a later in-crease or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of the Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for the Fund's Shares are determined on each day the Exchange and the Investment Adviser are open for business ("Business Day"). Currently, the holidays which the Fund observes are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all secu-rities and other assets allocable to the Fund, less the liabilities charged to the Fund, by the number of outstanding Shares.

 Portfolio securities in the Fund for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors. Absent unusual circumstanc-es, portfolio securities maturing in 60 days or less are normally valued at am-ortized cost. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. The net asset value of the Fund will fluctuate as the market value of the Fund's portfolio securities changes in response to changing mar-ket rates of interest and other factors.

 The Fund's Administrators have undertaken to price the securities in the Fund's portfolio and may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the administrators under the general supervision of Excelsior Tax-Exempt Fund's Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares are continuously offered for sale by Excelsior Tax-Exempt Fund's spon-sor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the at-tributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in the Fund are sold at their net asset value per Share next computed after a purchase order is received by Excelsior Tax-Exempt Fund's sub-transfer agent. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with Excelsior Tax-Exempt Fund. A Shareholder Organiza-tion may elect to hold of record Shares for its Customers and to record bene-ficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Fund's sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Share-holder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and re-demption orders with the Fund, CGFSC will send confirmations of such transac-tions and periodic account statements directly to Customers.

 Excelsior Tax-Exempt Fund enters into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various share-holder administrative services with respect to their Shares (hereinafter re-ferred to as "Service Organizations"). Shares in the Fund bear the expense of fees payable to Service Organizations for such services. See "Management of the Fund--Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in the Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment and the account number in which the investment is to be made. Institutional Investors may pur-chase Shares by transmitting their purchase orders to CGFSC by telephone at
(800) 446-1012 or by terminal access. Institutional Investors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by - Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500. The minimum subsequent in-vestment for both types of investors is $50. Customers may agree with a partic-ular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Orga-nizations may charge a Customer's account fees for automatic investment and other cash management services provided. Excelsior Tax-Exempt Fund reserves the right to reject any purchase order, in whole or in part, or to waive any mini-mum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Fund in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Tax-Exempt Fund, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relat-ing to such redemption services and charges, if any, is available from the Shareholder Organizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their regis-tered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call
(617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption pro-ceeds for Direct Investors must be paid to the same bank and account as desig-nated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Tax-Ex-empt Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaran-teed (see "Redemption by Mail" above, for details regarding signature guaran-tees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Tax-Exempt Fund, CGFSC or the Distributor. EXCELSIOR TAX-EXEMPT FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EX-PENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASON-ABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Tax-Exempt Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more imme-diate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with re-spect to Shares of the Fund, and the balance in such account falls below that minimum, the

Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Tax-Exempt Fund, exchange Shares of the Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Excelsior Tax-Ex-empt Fund or Excelsior Funds, Inc. ("Excelsior Fund"), or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Tax-Exempt Fund currently offers, in addition to the Fund, five other portfolios:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of three to ten years;

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize over time current income exempt from Federal income taxes, investing in municipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years.

 Excelsior Fund currently offers fifteen investment portfolios:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaran-teed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securi-ties;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefiting from the availability, development and delivery of secure hydrocarbon and other energy sources;


  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market and;

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.


 An exchange involves a redemption of all or a portion of the Shares in the Fund and the investment of the redemption proceeds in shares of another port-folio of Excelsior Tax-Exempt Fund, Excelsior Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in the Fund. For fur-ther information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors ex-ercising the exchange privilege with the other portfolios of Excelsior Tax-Ex-empt Fund, Excelsior Fund or Excelsior Institutional Trust should request and review the prospectuses of such Funds. Such prospectuses may be obtained by calling the telephone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Or-ganizations to no more than six per year. Excelsior Tax-Exempt Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELE-PHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSID-ERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFOR-MATION AS TO ACCOUNT REGISTRATION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on es-tablishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's op-tion, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averag-ing to be beneficial, it will not prevent a loss if an Investor ultimately re-deems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Tax-Exempt Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee cur-rently is contemplated. An Investor may also implement the Dollar Cost Averag-ing method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 The Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's as-sets, less (ii) amortization of premium on such assets, accrued expenses di-rectly attributable to the Fund, and the general expenses or the expenses com-mon to more than one Fund (e.g., legal, administrative, accounting, and Direc-tors' fees) of Excelsior Tax-Exempt Fund, prorated to the Fund on the basis of its relative net assets.

 The net investment income of the Fund is declared daily as a dividend to the persons who are shareholders of the Fund at the opening of business on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares. Net realized capital gains are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of Shareholder Organizations will receive dividends and distributions in additional Shares (as determined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Tax-Exempt Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 The Fund has qualified and intends to continue to qualify as a "regulated in-vestment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Fed-eral income taxes to the extent that the Fund's earnings are distributed in accordance with the Code.

 The Fund's policy is to pay its shareholders dividends each year equal to at least the sum of 90% of its exempt-interest income (net of certain deductions) and 90% of its investment company taxable income, if any. Some dividends de-rived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances appli-cable to the particular shareholder, exclusion would be disallowed. (See Statement of Additional Information--"Additional Information Concerning Tax-es.")

 If the Fund should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their Federal alternative minimum taxable income for purposes of determining liability (if any) for the 26% to 28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax and the environmental tax ap-plicable to corporations. Corporate shareholders also must take all exempt-in-terest dividends into account in determining certain adjustments under the Federal alternative minimum tax. The environmental tax applicable to corpora-tions is imposed at the rate of .12% on the excess of the corporation's modi-fied Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest divi-dends will be taken into account in determining the taxability of such benefits.

 Dividends payable by the Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares. An investor considering buying Shares of the Fund on or just before the record date of a taxable dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. If a shareholder holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend. Generally, a shareholder may in-clude sales charges incurred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of such Shares for shares of another portfolio within 90 days of the purchase and was able to reduce the sales charges previously applicable to the new shares (by virtue of the exchange privilege), the amount equal to reduc-tion may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (sub-ject to the limitation) in the tax basis of the new shares.

NEW YORK

 Exempt-interest dividends (as defined for Federal income tax purposes) de-rived from interest on New York Municipal Obligations (as defined above) will be exempt from New York state and New York City personal income taxes (but not corporate franchise taxes), provided the interest on such obligations is and continues to be exempt from applicable Federal, New York state and New York City income taxes. To the extent that investors are subject to state and local taxes outside of New York State and New York City, distributions by the Fund may be taxable income for purposes thereof. Dividends and distributions de-rived from income (including capital gains on all New York Municipal Obliga-tions) other than interest on the New York Municipal Obligations described above are not exempt from New York State and New York City taxes. A percentage of the interest on indebtedness incurred or continued by a shareholder to pur-chase or carry Shares of the Fund is not deductible for Federal, New York state or New York City personal income tax purposes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should con-sult their tax advisers with specific reference to their own tax situations. Shareholders will be advised at least annually as to the Federal, New York state and New York City personal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUND

 The business and affairs of the Fund are managed under the direction of Excelsior Tax-Exempt Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Tax-Exempt Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Fund. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 The Investment Adviser manages the Fund, makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains records relating to such purchases and sales.

 The Fund's portfolio manager, Kenneth J. McAlley, is the person primarily re-sponsible for the day-to-day management of the Fund's investment portfolio. Mr. McAlley, Executive Vice President and Manager of the Fixed Income Invest-ment Division of U.S. Trust, has been with U.S. Trust since 1980 and has been the Fund's portfolio manager since 1995.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreement, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rate of .50% of the average daily net assets of the Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the In-vestment Advisory Agreement currently in effect for the Fund. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rate of .47% of the Fund's average daily net assets. For the same period, U.S. Trust New York waived advisory fees at the effective annual rate of .03% of the Fund's average daily net assets.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by the Fund, which waivers may be ter-minated at any time. See "Management of the Fund--Service Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Fund's administrators

(the "Administrators") and provide it with general administrative and opera-tional assistance. The Administrators also serve as administrators to the other portfolios of Excelsior Tax-Exempt Fund and of all the portfolios of Ex-celsior Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Tax-Exempt Fund, Excel-sior Fund and Excelsior Institutional Trust (except the international portfo-lios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (ex-cluding the international portfolios of Excelsior Fund and Excelsior Institu-tional Trust) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
                    NET ASSETS OF EXCELSIOR FUND,
                    EXCELSIOR TAX-EXEMPT FUND AND
                    EXCELSIOR INSTITUTIONAL TRUST
             (EXCLUDING THE INTERNATIONAL PORTFOLIOS OF
          EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)           ANNUAL FEE
          -------------------------------------------------           ----------
first $200 million...................................................   .200%
next $200 million....................................................   .175%
over $400 million....................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may waive (either vol-untarily or pursuant to applicable state expense limitations) all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time. See "Management of the Fund--Service Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Fund's administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Fund. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effective annual rate of .154% of the average daily net assets of the Fund.

SERVICE ORGANIZATIONS

 Excelsior Tax-Exempt Fund will enter into an agreement ("Servicing Agree-ment") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a considera-tion for the administrative services provided to Customers, the Fund will pay the Service Organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of the Fund's Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Fund--Service Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connec-tion with Customer orders to purchase, exchange or redeem Shares; and provid-ing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investments. Until fur-ther notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by the Fund in an amount equal to administrative service fees payable by the Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Fund, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursu-ant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Fund's method of operations would affect its net asset value per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Tax-Exempt Fund was organized as a Maryland corporation on August 8, 1984. Currently, Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares representing 6 investment portfolios currently being of-fered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or series. Shares of Class D represent interests in the New York Intermediate-Term Tax-Exempt Fund.

 Each Share represents an equal proportionate interest in the Fund and is en-titled to such dividends and distributions out of the income earned on the as-sets belonging to the Fund as are declared in the discretion of Excelsior Tax-Exempt Fund's Board of Directors.

 Shareholders are entitled to one vote for each full share held, and frac-tional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Tax-Exempt Fund's outstanding shares as agent or cus-todian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Fund's transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Fund.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

 Performance and yield data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Fund.

 The Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its net asset value per Share on the last day of the period, and annualizing the result on a semi-an-nual basis.

 In addition, the Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an af-ter-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Federal, New York state and New York City income taxes at stated tax rates.

 From time to time, the Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measur-ing period. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commencement of the Fund's operations, or on a year-by-year basis). The Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the spe-cific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of the Fund's future perfor-mance. Since yields fluctuate, yield data cannot necessarily be used to com-pare an investment in the Fund with bank deposits, savings accounts and simi-lar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that perfor-mance and yield are generally functions of the kind and quality of the instru-ments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in cal-culations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Tax-Exempt Fund or the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamen-tal investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or the Fund, or (b) 67% or more of the shares of Excelsior Tax-Exempt Fund or the Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or the Fund are represented at the meeting in person or by proxy.

 Inquiries regarding the Fund may be directed to the Distributor at the ad-dress listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:
                                     FOR OVERNIGHT DELIVERY: send to:


  Excelsior Funds                    Excelsior Funds
  c/o Chase Global Funds Services
      Company

  P.O. Box 2798                      c/o Chase Global Funds Services Company--
  Boston, MA 02208-2798              Sub-Transfer Agent
                                     73 Tremont Street
                                     Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500; subsequent investments must be in the minimum amount of $50. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

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-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

[LOGO OF EXCELSIOR         CHASE GLOBAL FUNDS SERVICES COMPANY      NEW
 TAX-EXEMPT FUNDS INC.]    CLIENT SERVICES                          ACCOUNT
                           P.O. Box 2798                            APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012

  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------

    [_] Individual  [_] Joint  Tenants
    [_] Trust  [_] Gift/Transfer to Minor  [_] Other
                                                    ---------------------------

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #
    ------------------------------
    Name
                                     (   )
    ------------------------------   -----------------------------
    Address                          Telephone #

    ------------------------------   [_] U.S. Citizen  [_] Other (specify)
    City/State/Zip Code
                                                           --------------------
  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                                  INITIAL INVESTMENT                        INITIAL INVESTMENT
[_] NY Intermediate-Term
    Tax-Exempt Fund               $ ____________   810      [_] Other _________ $ ____________

                                                            TOTAL INITIAL INVESTMENT: $ ___________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $       payable to "Excelsior
    obtain a Bank Wire                 -----
    Control Number. To     Funds."
    do so, please call     B. BY WIRE: A bank wire in the amount
    (800) 446-1012 and     of $    has been sent to the Fund from
    ask for the Wire           ---
    Desk.
                               ------------------  ---------------
                                  Name of Bank      Wire Control
                                                       Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    [_] All dividends are to be         [_] reinvested          [_] paid in cash
    [_] All capital gains are to be     [_] reinvested          [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND
    REDEMPTION                    AUTHORITY TO TRANSMIT
                                  REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
    [_] I/We appoint CGFSC as     I/We hereby authorize CGFSC to
    my/our agent to act upon      act upon instructions received
    instructions received by      by telephone to withdraw $500
    telephone in order to effect  or more from my/our account in
    the telephone exchange and    the Excelsior Funds and to
    redemption privileges. I/We   wire the amount withdrawn to
    hereby ratify any             the following commercial bank
    instructions given pursuant   account. I/We understand that
    to this authorization and     CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,    each wire redemption, which
    Excelsior Tax-Exempt Fund,    will be deducted from the
    Excelsior Institutional       proceeds of the redemption.
    Trust, CGFSC and their
    directors, trustees, officers Title on Bank Account*_________
    and employees will not be     Name of Bank __________________
    liable for any loss,          Bank A.B.A. Number
    liability, cost or expense    Account  Number _______________
    for acting upon instructions  Bank Address __________________
    believed to be genuine and    City/State/Zip Code ___________
    in accordance with the        (attach voided check here)
    procedures described in the
    then current Prospectus. To   A corporation, trust or
    the extent that Excelsior     partnership must also submit a
    Fund, Excelsior Tax-Exempt    "Corporate Resolution" (or
    Fund and Excelsior            "Certificate of Partnership")
    Institutional Trust fail to   indicating the names and
    use reasonable procedures as  titles of officers authorized
    a basis for their belief,     to act on its behalf.
    they or their service         * TITLE ON BANK AND FUND
    contractors may be liable     ACCOUNT MUST BE IDENTICAL.
    for instructions that prove
    to be fraudulent or
    unauthorized.

    I/We further acknowledge
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
------------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Fund involves investment risks, including possible loss of principal amount invested..

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
[LOGO] EXCELSIOR TAX-EXEMPT FUNDS INC.


                 CHASE GLOBAL FUNDS SERVICES COMPANY    SUPPLEMENTAL
                 CLIENT SERVICES                        APPLICATION
                 P.O. Box 2798                          SPECIAL INVESTMENT AND
                 Boston, MA 02208-2798                  WITHDRAWAL OPTIONS
                 (800) 446-1012

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________
    Owner Name _________________ Social Security or Taxpayer ID Street Address _____________ Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
       All dividends are to be          [_] reinvested  [_] paid in cash
       All capital gains are to be      [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)

    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN [_] YES [_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.
    [_] Monthly on the 1st day [_] Monthly on the 15th day [_] Monthly on both the 1st and 15th days
    Amount of each debit (minimum $50 per Fund) $ ________________________
    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                   AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ____________________________  ________________________________
    Account Holder's Name         Joint Account Holder's Name

    X ________________  _________ X __________________ ___________
        Signature       Date           Signature       Date

-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

--------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN  [_] YES [_] NO  NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other ____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum)  $_______________________

  Please make        Recipient ________________________________
  check payable
  to: (To be         Street Address ___________________________
  completed only
  if redemption      City, State, Zip Code ____________________
  proceeds to be
  paid to other
  than account
  holder of record
  or mailed to
  address other
  than address of
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date
       --------------------------

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee* (if applicable)
  (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee* (if applicable)
  (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities
  Transfer Agents Medallion Program.
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................    2
FINANCIAL HIGHLIGHTS......................................................    3
INVESTMENT OBJECTIVE AND POLICIES.........................................    4
 General..................................................................    4
 Quality of Investments...................................................    4
 Types of Municipal Obligations...........................................    5
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION....................    5
 Variable and Floating Rate Instruments...................................    5
 When-Issued and Forward Transactions and Stand-By Commitments............    6
 Eligible Taxable Obligations.............................................    6
 Illiquid Securities......................................................    8
 Portfolio Turnover.......................................................    8
 Risk Factors.............................................................    8
INVESTMENT LIMITATIONS....................................................    9
PRICING OF SHARES.........................................................   10
HOW TO PURCHASE AND REDEEM SHARES.........................................   10
 Distributor..............................................................   10
 Purchase of Shares.......................................................   11
 Purchase Procedures......................................................   12
 Redemption Procedures....................................................   12
 Redemption by Mail.......................................................   13
 General..................................................................   14
INVESTOR PROGRAMS.........................................................   14
 Exchange Privilege.......................................................   14
 Systematic Withdrawal Plan...............................................   17
 Automatic Investment Program.............................................   17
DIVIDENDS AND DISTRIBUTIONS...............................................   18
TAXES.....................................................................   18
 Federal..................................................................   18
 New York.................................................................   19
 Miscellaneous............................................................   19
MANAGEMENT OF THE FUND....................................................   20
 Investment Adviser.......................................................   20
 Administrators...........................................................   20
 Service Organizations....................................................   21
 Banking Laws.............................................................   21
DESCRIPTION OF CAPITAL STOCK..............................................   22
CUSTODIAN AND TRANSFER AGENT..............................................   22
PERFORMANCE AND YIELD INFORMATION.........................................   22
MISCELLANEOUS.............................................................   23
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..................................   24

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DIS-TRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTNYXP897

                              [LOGO] EXCELSIOR
                            TAX-EXEMPT FUNDS, INC.



                            NEW YORK INTERMEDIATE-
                             TERM TAX-EXEMPT FUND




                          Prospectus August 1, 1997

                             CROSS-REFERENCE SHEET
                             ---------------------

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                      (California Tax-Exempt Income Fund)


Form N-1A, Part A, Item                               Prospectus Caption
-----------------------                               ------------------

1.    Cover Page................................      Cover Page

2.    Synopsis..................................      Expense Summary

3.    Condensed Financial Information...........      Financial Highlights;
                                                      Performance and Yield
                                                      Information

4.    General Description of Registrant.........      Investment Objective and
                                                      Policies; Portfolio
                                                      Instruments and Other
                                                      Investment Information;
                                                      Investment Limitations;
                                                      Description of Capital
                                                      Stock

5.    Management of the Fund....................      Management of the Fund;
                                                      Custodian and Transfer
                                                      Agent

5A.   Management's Discussion of
        Fund Performance........................      Not Applicable

6.    Capital Stock and
        Other Securities........................      How to Purchase and
                                                      Redeem Shares; Dividends
                                                      and Distributions; Taxes;
                                                      Description of Capital
                                                      Stock; Miscellaneous

7.    Purchase of Securities
        Being Offered...........................      Pricing of Shares; How to
                                                      Purchase and Redeem
                                                      Shares; Investor Programs

8.    Redemption or Repurchase..................      How to Purchase and
                                                      Redeem Shares

9.    Pending Legal Proceedings.................      Not Applicable

                                                             [LOGO] EXCELSIOR
                                                           TAX-EXEMPT FUNDS INC.

A Management Investment Company

--------------------------------------------------------------------------------
California Tax-Exempt             For initial purchase information, current
Income Fund                       prices, yield and performance information
                                  and existing account information, call (800)
                                  446-1012. (From overseas, call (617) 557-
                                  8280.)

73 Tremont Street
Boston, Massachusetts 02108-3913

--------------------------------------------------------------------------------
This Prospectus describes the California Tax-Exempt Income Fund (the "Fund"), a non-diversified investment portfolio offered to investors by Excelsior Tax-Ex-empt Funds, Inc. ("Excelsior Tax-Exempt Fund") (formerly UST Master Tax-Exempt Funds, Inc.), an open-end management investment company.

 CALIFORNIA TAX-EXEMPT INCOME FUND'S investment objective is to provide Cali-fornia investors with as high a level of current interest income exempt from Federal income tax and, to the extent possible, from California state personal income tax as is consistent with relative stability of principal. Under normal market conditions, at least 65% of the Fund's total assets will be invested in California Municipal Obligations (as defined below). Although the Fund has no restrictions as to the minimum or maximum maturity of any individual security it may hold, it will generally have a dollar-weighted average portfolio matu-rity of 3 to 10 years.

 Edgewood Services, Inc. sponsors the Fund and serves as its distributor. United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust") serve as the Fund's investment adviser and United States Trust Company of California (the "Sub-Ad-viser") serves as the Fund's sub-adviser.

 This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Fund has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Tax-Exempt Fund at its address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES IN THE FUND ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, U.S. TRUST, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                 August 1, 1997

                                EXPENSE SUMMARY

                                                                     CALIFORNIA
                                                                     TAX-EXEMPT
                                                                    INCOME FUND
                                                                    ------------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load ..............................................         None
Sales Load on Reinvested Dividends.................................         None
Deferred Sales Load................................................         None
Redemption Fees/1/.................................................         None
Exchange Fee.......................................................         None
ESTIMATED ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS):
Advisory Fees (after fee waivers)/2/...............................           0%
12b-1 Fees.........................................................         None
Other Operating Expenses...........................................         .50
                                                                          ------
 Administrative Servicing Fee/2/...................................   .40
 Other Expenses (after expense reimbursements)/2/..................   .10
                                                                    -----
Total Operating Expenses (after fee waivers)/2/....................         .50%
                                                                          ======

-------
1. The Fund's sub-transfer agent imposes a direct $8.00 charge on each wire re-demption by noninstitutional (i.e. individual) investors which is not re-flected in the estimated expense ratios presented herein. Shareholder orga-nizations may charge their customers transaction fees in connection with re-demptions. See "Redemption Procedures."

2. The Investment Adviser and Administrators may from time to time voluntarily waive part of their respective fees or reimburse expenses, which waivers or reimbursements may be terminated at any time. Until further notice, the In-vestment Adviser and/or Administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the extent necessary for the Fund to maintain an annual expense ratio of not more than .50%. Without such fee waivers and expense reimbursements, "Advisory Fees" would be .50%, "Other Expenses" would be .63% and "Total Operating Expenses" would be 1.53% for the Fund.

Example: You would pay the following estimated expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
California Tax-Exempt Income Fund...............   $5     $16     $28     $63

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Fund will bear directly or indirectly. The expense summary sets forth estimated ad-visory and other expenses payable with respect to Shares of the Fund for the current fiscal year. For more complete descriptions of the Fund's operating ex-penses, see "Management of the Fund" in this Prospectus.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following table includes selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "Financial Statements"). The informa-tion contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Tax- Exempt Fund's independent auditors. The fol-lowing table should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of the Fund is also con-tained in the Annual Report to Shareholders, which may be obtained from Excel-sior Tax-Exempt Fund without charge by calling the number on the front cover of this Prospectus.

                              PERIOD ENDED
                            MARCH 31, 1997/1/
                            -----------------
Net Asset Value, Beginning
 of Period................       $ 7.00
                                 ------
Income From Investment
 Operations:
  Net Investment Income...         0.12
  Net Gains on Securities
   (both realized and
   unrealized)............        (0.05)
                                 ------
  Total From Investment
   Operations.............         0.07
                                 ------
Less Distributions:
  Dividends From Net
   Investment Income......        (0.12)
                                 ------
Net Asset Value, End of
 Period...................       $ 6.95
                                 ======
Total Return/2/...........         1.05%/3/
Ratios/Supplemental Data:
  Net Assets, End of
   Period (in millions)...       $13.23
  Ratio of Net Operating
   Expenses to Average Net
   Assets.................         0.66%/4/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/5/..............         1.53%/4/
  Ratio of Net Income to
   Average Net Assets.....         3.69%/4/
  Portfolio Turnover Rate.            7%/4/

-------
NOTES
1. Inception date of the Fund was October 1, 1996.

2. Total return does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.

3. Not annualized.

4. Annualized.

5. Expense ratio before waiver of fees and reimbursement of expenses by adviser and administrators.

                       INVESTMENT OBJECTIVE AND POLICIES

 The Investment Adviser and the Sub-Adviser will use their best efforts to achieve the Fund's investment objective although its achievement cannot be as-sured. The Fund's investment objective and, except as indicated otherwise, the policies described below may be changed by Excelsior Tax-Exempt Fund's Board of Directors without a vote of the Fund's shareholders. Certain investment limita-tions which cannot be changed without the requisite vote of the shareholders are set forth below under "Investment Limitations."

GENERAL

 The Fund is a non-diversified investment portfolio whose investment objective is to provide California investors with as high a level of current interest in-come exempt from Federal income tax and, to the extent possible, from Califor-nia state personal income tax as is consistent with the preservation of capital and relative stability of principal. To accomplish this goal, the Fund antici-pates that it will invest primarily in California Municipal Obligations as de-fined below. Although the Fund has no restrictions as to the minimum or maximum maturity of any individual security that it may hold, under normal market con-ditions it will have a dollar-weighted average portfolio maturity of 3 to 10 years.

 As a matter of fundamental policy, except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in debt obligations is-sued by or on behalf of the State of California and other states, territories and possessions of the United States, the District of Columbia and their re-spective authorities, agencies, instrumentalities and political sub-divisions, the interest from which is, in the opinion of bond counsel to the issuer, ex-empt from Federal income tax ("Municipal Obligations"). The Fund expects that, except during temporary defensive periods, under normal market conditions 65% of the Fund's total assets will be invested in debt securities of the State of California, its political sub-divisions, authorities, agencies, instrumentali-ties and corporations, and certain other governmental issuers, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Fed-eral and California personal income taxes ("California Municipal Obligations"). In general, the Fund anticipates that dividends derived from interest on Munic-ipal Obligations other than California Municipal Obligations will be exempt from regular Federal income tax but may be subject to California personal in-come taxes. Dividends paid by the Fund may be subject to local taxes regardless of their source. See "Taxes" below.

 Under normal market conditions, up to 20% of the Fund's assets may be held in cash or invested in taxable obligations described below under "Portfolio In-struments and Other Investment Information--Eligible Taxable Obligations." When market conditions are uncertain, the Fund may hold cash reserves and eligible taxable securities without limitation in order to maintain a temporary defen-sive position. Uninvested cash reserves will not earn income.

QUALITY OF INVESTMENTS

 The Fund invests in Municipal Obligations that are rated at the time of pur-chase: (1) "BBB" or higher by Standard & Poor's Ratings Group ("S&P") or by Fitch Information Services, Inc. ("Fitch"), or "Baa" or higher by Moody's In-vestors Service, Inc. ("Moody's"), in the case of bonds (or, in certain in-stances, bonds with lower ratings if they are determined by the Investment Ad-viser or Sub-Adviser to be comparable to BBB/Baa-rated issues); (2) "SP-3" or higher by S&P, or "MIG-3" or higher ("VMIG-3" or higher, in the case of vari-able rate notes) by Moody's, or "F-3" or higher by Fitch, in the case of notes; and (3) "A-3" or higher by S&P, or "Prime-3" or higher by Moody's, or "F-3" or higher by Fitch, in the case of commercial paper. Securities rated "BBB" by S&P and Fitch or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to eco-nomic change than higher rated securities. If not rated, Municipal Obligations purchased by the Fund will be of comparable quality to the above ratings as determined by the Investment Ad-viser or Sub-Adviser under the supervision of the Board of Directors. A dis-cussion of Moody's and S&P's rating categories is contained in Appendix A to the Statement of Additional Information.

TYPES OF MUNICIPAL OBLIGATIONS

 The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. Gen-eral obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Rev-enue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a spe-cial excise tax or other specific revenue source such as the user of the fa-cility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance var-ious privately operated facilities, and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corpo-rations or other entities. Since interest on private activity bonds is treated as a specific tax preference item under the Federal alternative minimum tax, the Fund's investments in private activity bonds will not exceed, under normal market conditions, 20% of its total assets when added together with cash and any taxable investments held by the Fund.

 The Fund's portfolio may also include, without limitation, "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt serv-ice obligations from current revenues, it may draw on a reserve fund, the res-toration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

 The Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with re-spect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in re-lation to the principal and/or interest payments which the holders of the re-ceipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Munici-pal Obligation. The Fund intends to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Obliga-tions. "Stripped" Municipal Obligations are considered illiquid securities subject to the 10% limit on such investments described below.

            PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

VARIABLE AND FLOATING RATE INSTRUMENTS

 Municipal Obligations purchased by the Fund may include variable and floating rate instruments. The interest rates on such instruments are not fixed and vary with changes in the particular interest rate benchmarks or indexes. Unrated variable and floating rate instruments will be purchased by the Fund based upon the Investment Adviser's or Sub-Adviser's determination that their quality at the time of purchase is comparable to at least the minimum ratings set forth above. In some cases the Fund may require that the issuer's obliga-tion to pay the principal be backed by an unconditional and irrevocable bank letter or line of credit, guarantee or commitment to lend. Although there may be no active secondary market with respect to a particular variable or float-ing rate instrument purchased by the Fund, the Fund may (at any time or during specified intervals within a prescribed period, depending upon the instrument involved) demand payment in full of the principal and may resell the instru-ment to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate instrument in the event the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to ex-ercise its demand rights. In such cases, the Fund could suffer a loss with re-spect to the instruments. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid secu-rity subject to the 10% limitation discussed below under "Illiquid Securi-ties."

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Fund may purchase Municipal Obligations on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by the Fund to purchase or sell particular Munici-pal Obligations with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of in-terest rates. The Fund expects that its forward commitments and "when-issued" purchases will not exceed 25% of the value of its total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and for-ward commitments for speculative purposes but only in furtherance of its in-vestment objective.

 The Fund may also acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a "stand-by commitment," a dealer agrees to purchase at the Fund's option specified Municipal Obligations at a stated price. The Fund will acquire "stand-by commitments" solely to facili-tate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by commitments" acquired by the Fund will be val-ued at zero in determining the Fund's net asset value.

ELIGIBLE TAXABLE OBLIGATIONS

 Taxable securities that may be held by the Fund within the limits described above include: (i) municipal bond index and interest rate futures contracts;
(ii) obligations of the U.S. Treasury; (iii) obligations of agencies and in-strumentalities of the U.S. Government; (iv) money market instruments such as certificates of deposit and bankers' acceptances; (v) repurchase agreements collateralized by U.S. Government obligations or other money market instru-ments; or (vi) securities issued by other investment companies. Municipal bond index and interest rate futures contracts, investment company securities and repurchase agreements are described below.

FUTURES CONTRACTS

 The Fund may purchase and sell municipal bond index and interest rate futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

 The Fund may enter into contracts for the future delivery of fixed-income se-curities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to the municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

 The Fund will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which the Fund holds or intends to purchase to attempt to reduce risks inherent in the management of the Fund. The Fund will engage in futures con-tracts only to the extent permitted by the Commodity Futures Trading Commis-sion ("CFTC") and the Securities and Exchange Commission ("SEC"). When invest-ing in futures contracts, the Funds must satisfy certain asset segregation re-quirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the mar-ket price at which the short position was established. Asset segregation re-quirements are not applicable when the Fund "covers" a futures position gener-ally by entering into an offsetting position. As of the date of this Prospec-tus, the Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts.

 Transactions in futures contracts as a hedging device may subject the Fund to a number of risks. Successful use of futures contracts by the Fund is subject to the ability of the Investment Adviser or Sub-Adviser to correctly antici-pate movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the securities being hedged. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a fa-vorable movement in the price of securities which it holds or intends to pur-chase or may be unable to close a futures position in the event of adverse price movements. Any income from investments in futures contracts will be tax-able.

INVESTMENT COMPANY SECURITIES

 Subject to the limit on investments in taxable obligations described above, the Fund may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment compa-ny, some or all of which would be duplicative. Such securities will be ac-quired by the Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a pro-hibition against the Fund investing more than 10% of the value of its total assets in such securities.

REPURCHASE AGREEMENTS

 The Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repur-chase agreements"). The Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser or Sub-Adviser, pursuant to guidelines established by Excelsior Tax-Exempt Fund's Board of Directors. The Fund will not enter into repurchase agreements with the Investment Adviser, the Sub-Adviser or any of their affil-iates. Repurchase agreements with remaining maturities in excess of seven days will be considered to be illiquid securities and will be subject to the 10% limit on such investments described below.

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the repur-chase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 The Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. The Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets hav-ing a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 The Fund will not knowingly invest more than 10% of the value of its net as-sets in securities that are illiq- uid. The Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increas-ing the level of illiquidity in the Fund during any period that qualified in-stitutional buyers become uninterested in purchasing these restricted securi-ties.

PORTFOLIO TURNOVER

 The Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser or Sub-Adviser believes that such a disposition is con-sistent with the Fund's investment objective. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may involve correspondingly greater transaction costs which will ultimately be borne by the Fund's shareholders and may result in the re-alization of substantial net capital gains. To the extent that net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Taxes-- Fed-eral").

RISK FACTORS

 The Fund intends to follow the diversification standards set forth in the 1940 Act except to the extent the Investment Adviser or Sub-Adviser determines that non-diversification is appropriate in order to maximize the percentage of the Fund's assets that are California Municipal Obligations. The investment return on a non-diversified portfolio typically is dependent upon the perfor-mance of a smaller number of securities relative to the number of securities held in a diversified portfolio. The Fund's assumption of large positions in the obligations of a small number of issuers will affect the value of the Fund's portfolio to a greater extent than that of a diversified portfolio in the event of changes in the financial condition or in the market's assessment of the issuers.

 Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Investment Adviser or Sub-Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

 The Fund's concentration in California Municipal Obligations involves certain risks. Payment of the interest and principal of California Municipal Obliga-tions depends on the continuing ability of their issuers to meet their obliga-tions thereunder. Investors should consider the greater risk inherent in the Fund's concentration in California Municipal Obligations versus the safety that comes with a less geographically concentrated investment portfolio, and should compare the yield available on a portfolio of California issues with the yield of a more diversified portfolio including non-California issues be-fore making an investment decision.

 Many of the Fund's California Municipal Obligations are likely to be obliga-tions of California governmental issuers that rely to one extent or another on real property taxes as a source of revenue. "Proposition Thirteen" and similar California constitutional and statutory amendments and initiatives in recent years have restricted the ability of California taxing entities to increase real property tax revenues. Other initiatives approved by California voters in recent years, through limiting various other taxes, have resulted in a sub-stantial reduction in state revenues. Decreased state revenues may result in reductions in allocations of state revenues to local governments.

 Because of the complex nature of the various initiatives mentioned above and certain possible ambiguities and inconsistencies in their terms and the scope of various exemptions and exceptions, as well as the impossibility of predict-ing the level of future appropriations for state and local governmental enti-ties, the impact of these initiatives and related measures on the ability of California governmental issuers to pay interest or repay principal on their obligations is difficult to determine.

 In addition to the various initiatives noted above, economic factors have had an adverse impact on the California economy. Earlier in the decade, economic factors such as declines in tourism and rising unemployment reduced revenues to the state government at a time when expenses of state government such as education costs, various welfare costs and other expenses were rising. Such economic factors adversely impacted the ability of state and local California governmental entities to repay debt and these factors, and others that cannot be predicted, may have an adverse impact in the future.

  In December 1994, Orange County, California and its Investment Pool filed for bankruptcy. In April 1996, the County emerged from bankruptcy after clos-ing on a $900 million recovery bond deal. At that time, the County and its fi-nancial advisors stated that the County had emerged from the bankruptcy with-out any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County's Investment Pool, repayment remains contingent on the outcome of litigation which is pending against investment firms and other finance professionals. Consequently, it is impossible to de-termine the ultimate impact on these issuers of the bankruptcy and its after-math.

 Other considerations affecting the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

 Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest thereon from Federal income tax (and, with respect to Cali-fornia Municipal Obligations, to the exemption of interest thereon from Cali-fornia state personal income taxes) are rendered by bond counsel to the re-spective issuers at the time of issuance. The Fund, its Investment Adviser and its Sub-Adviser will not review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                            INVESTMENT LIMITATIONS

 The Fund's following investment limitations may not be changed without the vote of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous").

 The Fund may not:

  1. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that the Fund may enter into futures con-tracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding; and

  2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that there is no limitation with respect to domestic bank obligations and securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or po-litical sub-divisions.

                                     * * *

 The Fund will not purchase securities of any one issuer if, as a result, more than 5% of the value of the Fund's total assets would be invested in the secu-rities of such issuer, except that (a) up to 50% of the value of the Fund's as-sets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the secu-rities of any one issuer; and (b) the foregoing 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instru-mentalities. For purposes of this policy, (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations. This policy may be changed by the Board of Directors of Excelsior Tax-Exempt Fund upon 30 days' written notice to shareholders.

 If a percentage limitation is satisfied at the time of investment, a later in-crease or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of the Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for the Fund's Shares are determined on each day the Exchange and the Investment Adviser are open for business ("Business Day"). Currently, the holidays which the Fund observes are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all secu-rities and other assets allocable to the Fund, less the liabilities charged to the Fund, by the number of outstanding Shares.

 Portfolio securities in the Fund for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors. Absent unusual circumstances, portfolio securities maturing in 60 days or less are normally valued at amortized cost. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded or, in the absence of a sale, the mean between the last bid and asked prices. The net asset value of the Fund will fluctuate as the market value of the Fund's portfolio securities changes in response to changing mar-ket rates of interest and other factors.

 The Fund's administrators have undertaken to price the securities in the Fund's portfolio and may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the administrators under the general supervision of Excelsior Tax-Exempt Fund's Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares are continuously offered for sale by Excelsior Tax-Exempt Fund's spon-sor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the at-tributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in the Fund are sold at their net asset value per Share next computed after a purchase order is received by Excelsior Tax-Exempt Fund's sub-transfer agent. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with Excelsior Tax-Exempt Fund. A Shareholder Organiza-tion may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Dis-tributor all purchase orders for its Customers and to transmit, on a timely ba-sis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Fund's sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Fund, CGFSC will send confirmations of such transactions and periodic account statements directly to Customers.

 Excelsior Tax-Exempt Fund enters into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various share-holder administrative services with respect to their Shares (hereinafter re-ferred to as "Service Organizations"). Shares in the Fund bear the expense of fees payable to Service Organizations for such services. See "Management of the Fund--Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly in accordance with procedures described below un-der "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in the Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment and the account number in which the investment is to be made. Institutional Investors may pur-chase Shares by transmitting their purchase orders to CGFSC by telephone at
(800) 446-1012 or by terminal access. Institutional Investors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500. The minimum subsequent in-vestment for both types of investors is $50. Customers may agree with a partic-ular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Orga-nizations may charge a Customer's account fees for automatic investment and other cash management services provided. Excelsior Tax-Exempt Fund reserves the right to reject any purchase order, in whole or in part, or to waive any mini-mum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsi-bility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely ba-sis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring re-demption payments to Shareholder Organizations or Institutional Investors is imposed by Excelsior Tax-Exempt Fund, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relat-ing to such redemption services and charges, if any, is available from the Shareholder Organizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their regis-tered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guard-ians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption pro-ceeds for Direct Investors must be paid to the same bank and account as desig-nated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Tax-Ex-empt Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaran-teed (see "Redemption by Mail" above, for details regarding signature guaran-tees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Tax-Exempt Fund, CGFSC or the Distributor. EXCELSIOR TAX-EXEMPT FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EX-PENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASON-ABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Tax-Exempt Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more imme-diate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with re-spect to Shares of the Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the re-quired minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Tax-Exempt Fund, exchange Shares of the Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Excelsior Tax-Ex-empt Fund or Excelsior Funds, Inc. ("Excelsior Fund"), or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Tax-Exempt Fund currently offers, in addition to the Fund, five other portfolios:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of three to ten years;

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize over time current income exempt from Federal income taxes, investing in municipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years; and

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of three to ten years.

 Excelsior Fund currently offers fifteen investment portfolios:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securi-ties;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefiting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in the Fund and the investment of the redemption proceeds in shares of another port-folio of Excelsior Tax-Exempt Fund, Excelsior Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange re-quest in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in the Fund. For fur-ther information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the ex-change privilege with the other portfolios of Excelsior Tax-Exempt Fund, Excel-sior Fund or Excelsior Institutional Trust should request and review the pro-spectuses of such Funds. Such prospectuses may be obtained by calling the tele-phone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of ex-change requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Tax-Exempt Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND, EX-CELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND AND EXCELSIOR INSTITU-TIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRA-TION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before mak-ing an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Applica-tion contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (minimum of $50 per transaction) at regular intervals selected by the Investor. The min-imum initial investment for an Automatic Investment Program account is $50. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's op-tion, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Shares at predetermined in-tervals. This may help

Investors to reduce their average cost per Share because the agreed upon fixed investment amount allows more Shares to be purchased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find Dol-lar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Tax-Exempt Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee cur-rently is contemplated. An Investor may also implement the Dollar Cost Averag-ing method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 The Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's as-sets, less (ii) amortization of premium on such assets, accrued expenses di-rectly attributable to the Fund, and the general expenses or the expenses com-mon to more than one Fund (e.g., legal, administrative, accounting, and Direc-tors' fees) of Excelsior Tax-Exempt Fund, prorated to the Fund on the basis of its relative net assets.

 The net investment income of the Fund is declared daily as a dividend to the persons who are shareholders of the Fund at the opening of business on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares. Net realized capital gains are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of Shareholder Organizations will receive dividends and distributions in additional Shares (as determined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Tax-Exempt Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 The Fund has qualified and intends to continue to qualify as a "regulated in-vestment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Fed-eral income taxes to the extent that the Fund's earnings are distributed in accordance with the Code.

 The Fund's policy is to pay its shareholders dividends each year equal to at least the sum of 90% of its exempt-interest income (net of certain deductions) and 90% of its investment company taxable income, if any. Some dividends de-rived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances appli-cable to the particular shareholder, exclusion would be disallowed. (See Statement of Additional Information--"Additional Information Concerning Tax-es.")

 If the Fund should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their Federal alternative minimum taxable income for purposes of determining liability (if any) for the 26% to 28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax and the environmental tax ap-plicable to corporations. Corporate shareholders also must take all exempt-in-terest dividends into account in determining certain adjustments under the Federal alternative minimum tax. The environmental tax applicable to corpora-tions is imposed at the rate of .12% on the excess of the corporation's modi-fied Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest divi-dends will be taken into account in determining the taxability of such benefits.

 Dividends payable by the Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares. An investor considering buying Shares of the Fund on or just before the record date of a taxable dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. If a shareholder holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend. Generally, a shareholder may in-clude sales charges incurred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of such Shares for shares of another portfolio within 90 days of the purchase and was able to reduce the sales charges previously applicable to the new shares (by virtue of the exchange privilege), the amount equal to reduc-tion may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (sub-ject to the limitation) in the tax basis of the new shares.

CALIFORNIA

 If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of California Municipal Obligations and certain Federal obligations, the Fund will be qualified to pay dividends exempt from California state personal income tax to its shareholders. The div-idends exempt from that tax will be those that come from interest attributable to California Municipal Obligations and certain Federal obligations. (Such ex-emption may not apply, however, to investors who are "substantial users" or "related persons" with respect to facilities financed by portfolio securities held by the Fund. Additional tax information regarding "substantial users" and "related persons" can be found in the Statement of Additional Information.) With respect to shareholders subject to California state franchise tax or Cal-ifornia state corporate income tax, dividends may still be taxed as ordinary or capital gain dividends, despite the personal income tax exemption. Divi-dends derived from taxable interest or from capital gains (whether received in cash or in addi-tional shares) will be subject to California state personal income tax.

 Distributions of net investment income may be subject to state or local taxes other than the California state personal income tax under state or local law, even though all or a part of those distributions may come from interest on tax-exempt obligations that, if received directly by shareholders, would be exempt from such taxes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised at least annually as to the Federal and California personal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUND

 The business and affairs of the Fund are managed under the direction of Ex-celsior Tax-Exempt Fund's Board of Directors. The Statement of Additional In-formation contains the names of and general background information concerning Excelsior Tax-Exempt Fund's directors.

INVESTMENT ADVISER AND SUB-ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Fund. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

 United States Trust Company of California (the "Sub-Adviser") provides sub-advisory services to the Fund. The Sub-Adviser is a national bank and a whol-ly-owned subsidiary of U.S. Trust Corporation. The Sub-Adviser has its princi-pal offices at 515 South Flower Street, Los Angeles, CA 90071.

 The Sub-Adviser manages the Fund, makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains records relating to such purchases and sales.

 The Fund's portfolio manager, Lois G. Ingham, C.F.A., is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Ingham, a Senior Vice President and Director of Fixed Income Investments, has been with U.S. Trust Company of California since 1990 and has managed the Fund since its inception.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreement, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rate of .50% of the average daily net assets of the Fund. The Sub-

Adviser is entitled to receive from the Investment Adviser an annual fee, com-puted and paid monthly, at the annual rate of .50% of the average daily net assets of the Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the In-vestment Advisory Agreement currently in effect for the Fund. For the period from October 1, 1996 (commencement of operations) through March 31, 1997, U.S. Trust New York received its advisory fee with respect to the Fund. For the same period, U.S. Trust New York waived advisory fees at the effective annual rate of .50% of the Fund's average daily net assets, and reimbursed expenses at the effective annual rate of .37% of the Fund's average daily net assets. For the same period, U.S. Trust New York paid the Sub-Adviser a sub-advisory fee at the effective annual rate of 0% of the Fund's average daily net assets, and the Sub-Adviser waived sub-advisory fees at the effective annual rate of
 .50% of the Fund's average daily net assets.

 From time to time, the Investment Adviser and the Sub-Adviser may voluntarily waive all or a portion of the advisory and sub-advisory fees payable by the Fund and U.S. Trust, respectively, which waivers may be terminated at any time. See "Management of the Fund--Service Organizations" for additional in-formation on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Fund's administrators (the "Administrators") and provide it with general administrative and operational assistance. The Administrators also serve as administrators to the other portfolios of Excelsior Tax-Exempt Fund and all of the portfolios of Excelsior Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust (except the in-ternational portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
                    NET ASSETS OF EXCELSIOR FUND,
                      EXCELSIOR TAX-EXEMPT FUND
                  AND EXCELSIOR INSTITUTIONAL TRUST
             (EXCLUDING THE INTERNATIONAL PORTFOLIOS OF
          EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)           ANNUAL FEE
          -------------------------------------------------           ----------
first $200 million...................................................   .200%
next $200 million....................................................   .175%
over $400 million....................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust are de-termined in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time. See "Management of the Fund--Service Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Fund's administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Fund. For the period from October 1, 1996 (commencement of operations) through March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effec-tive annual rate of .151% of the average daily net assets of the Fund.

SERVICE ORGANIZATIONS

 Excelsior Tax-Exempt Fund will enter into an agreement ("Servicing Agree-ment") with each Service Organization requiring it to provide administrative sup-port services to its Customers beneficially owning Shares. As a consideration for the administrative services provided to Customers, the Fund will pay the Service Organization an administrative service fee at the annual rate of up to
 .40% of the average daily net asset value of the Fund's Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Fund--Service Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connec-tion with Customer orders to purchase, exchange or redeem Shares; and provid-ing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investments. Until fur-ther notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by the Fund in an amount equal to administrative service fees payable by the Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Fund, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, the Sub-Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and reg-ulations. State securities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser, the Sub-Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Ad-viser, the Sub-Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Fund's method of operations would affect its net asset value per Share or re-sult in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Tax-Exempt Fund was organized as a Maryland corporation on August 8, 1984. Currently, Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares representing 6 investment portfolios currently being of-fered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or series. Shares of Class E represent interests in the California Tax-Exempt Income Fund.

 Each Share represents an equal proportionate interest in the Fund and is en-titled to such dividends and distributions out of the income earned on the as-sets belonging to the Fund as are declared in the discretion of Excelsior Tax-Exempt Fund's Board of Directors.

 Shareholders are entitled to one vote for each full share held, and frac-tional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Tax-Exempt

Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or invest-ment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Fund's transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Fund.

                                   EXPENSES

 Except as noted below, the Investment Adviser, the Sub-Adviser and the Admin-istrators will bear all expenses in connection with the performance of their advisory, sub-advisory and administrative services. The Fund will bear the ex-penses incurred in its operations. Such expenses include taxes; interest; fees, including the Fund's portion of the fees paid to Excelsior Tax-Exempt Fund's directors and officers who are not affiliated with the Distributor or the Administrators; SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribu-tion to shareholders; advisory and administration fees; charges of the custo-dian, transfer agent and dividend disbursing agent; certain insurance premi-ums; outside auditing and legal expenses; cost of independent pricing servic-es; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for any brokerage fees and commissions in connection with the purchase of portfolio securities.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

 Performance and yield data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Fund.

 The Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its net asset value per Share on the last day of the period, and annualizing the result on a semi-an-nual basis.

 In addition, the Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an af-ter-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Federal and California income taxes at stated tax rates.

 From time to time, the Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measur-ing period. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commencement of the Fund's operations, or on a year-by-year basis). The Fund may also use aggregate total return figures for various periods, rep-resenting the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that div-idends and capital gain distributions made by a Fund during the period are re-invested in Fund Shares.

 Performance and yields will fluctuate and any quotation of performance and yield should not be consid- ered as representative of the Fund's future per-formance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Tax-Exempt Fund or the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamen-tal investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or the Fund, or (b) 67% or more of the shares of Excelsior Tax-Exempt Fund or the Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or the Fund are represented at the meeting in person or by proxy.

 Inquiries regarding the Fund may be directed to the Distributor at the ad-dress listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s)        FOR OVERNIGHT DELIVERY: send to:
   and mail to:

  Excelsior Funds                    Excelsior Funds
  c/o Chase Global Funds Services    c/o Chase Global Funds Services Company--
       Company                        Sub-Transfer Agent
  P.O. Box 2798                      73 Tremont Street
  Boston, MA 02208-2798              Boston, MA 02108-3913




  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500; subsequent investments must be in the minimum amount of $50. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

  [LOGO] EXCELSIOR         CHASE GLOBAL FUNDS SERVICES COMPANY      NEW
TAX-EXEMPT FUNDS INC.      CLIENT SERVICES                          ACCOUNT
                           P.O. Box 2798                            APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012

  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------

    [_] Individual  [_] Joint
    Tenants  [_] Trust  [_] Gift/Transfer to Minor  [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #
    ------------------------------
    Name
                                     (   )
    ------------------------------   -----------------------------
    Address                          Telephone #

    ------------------------------   [_] U.S. Citizen  [_] Other
    City/State/Zip Code              (specify)

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                                  INITIAL INVESTMENT          INITIAL INVESTMENT
[_] NY Intermediate-Term
    Tax-Exempt Fund               $ ____________       810  [_] Other _________ $ ____________

                                                            TOTAL INITIAL INVESTMENT: $ ___________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $  has been sent to the Fund from
    (800) 446-1012 and        ------------------  ---------------
    ask for the Wire             Name of Bank      Wire Control
    Desk.                                             Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    [_] All dividends are to be[_] reinvested[_] paid in cash
    [_] All capital gains are to be[_] reinvested[_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND
    REDEMPTION                    AUTHORITY TO TRANSMIT
                                  REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
    [_] I/We appoint CGFSC as     I/We hereby authorize CGFSC to
    my/our agent to act upon      act upon instructions received
    instructions received by      by telephone to withdraw $500
    telephone in order to effect  or more from my/our account in
    the telephone exchange and    the Excelsior Funds and to
    redemption privileges. I/We   wire the amount withdrawn to
    hereby ratify any             the following commercial bank
    instructions given pursuant   account. I/We understand that
    to this authorization and     CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,    each wire redemption, which
    Excelsior Tax-Exempt Fund,    will be deducted from the
    Excelsior Institutional       proceeds of the redemption.
    Trust, CGFSC and their        Title on Bank Account*_________
    directors, trustees, officers Name of Bank __________________
    and employees will not be     Bank A.B.A. Number  Account
    liable for any loss,          Number ________________________
    liability, cost or expense    Bank Address __________________
    for acting upon instructions  City/State/Zip Code ___________
    believed to be genuine and    (attach voided check here)
    in accordance with the
    procedures described in the   A corporation, trust or
    then current Prospectus. To   partnership must also submit a
    the extent that Excelsior     "Corporate Resolution" (or
    Fund, Excelsior Tax-Exempt    "Certificate of Partnership")
    Fund and Excelsior            indicating the names and
    Institutional Trust fail to   titles of officers authorized
    use reasonable procedures as  to act on its behalf.
    a basis for their belief,     * TITLE ON BANK AND FUND
    they or their service         ACCOUNT MUST BE IDENTICAL.
    contractors may be liable
    for instructions that prove
    to be fraudulent or
    unauthorized.

    I/We further acknowledge
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
------------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/We certify that (1) the number(s) shown on this form is/are the correct taxpayer identification number(s) and (2) I/we are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] If no taxpayer identification number ("TIN") or SSN has been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide this number to CGFSC within 60 days of the date of this application, or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide this number on Form W-9. You may request the form by calling CGFSC at the number listed above).


  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Fund involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

  [LOGO] EXCELSIOR
TAX-EXEMPT FUNDS INC.


                 CHASE GLOBAL FUNDS SERVICES COMPANY    SUPPLEMENTAL
                 CLIENT SERVICES                        APPLICATION
                 P.O. Box 2798                          SPECIAL INVESTMENT AND
                 Boston, MA 02208-2798                  WITHDRAWAL OPTIONS
                 (800) 446-1012

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------
    Fund Name __________________  Account Number _________________
    Owner Name _________________  Social Security or Taxpayer ID
    Street Address _____________  Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address
  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
                All dividends are to be [_] reinvested  [_] paid in cash
                All capital gains are to be [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)

    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN [_] YES [_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day[_] Monthly on the 15th day[_] Monthly on both the 1st and 15th days Amount of each debit (minimum $50 per Fund) $ _______
    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                   AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name

    X ________________  _________ X __________________ ___________
        Signature       Date           Signature       Date

--------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN [_] YES [_] NO  NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other ____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum)  $_______________________

  Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

  Recipient ____________________________________________________________________

  Street Address _______________________________________________________________

  City, State, Zip Code ________________________________________________________

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee* (if applicable)
  (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee* (if applicable)
  (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................    2
FINANCIAL HIGHLIGHTS......................................................    3
INVESTMENT OBJECTIVE AND POLICIES.........................................    4
 General..................................................................    4
 Quality of Investments...................................................    4
 Types of Municipal Obligations...........................................    5
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION....................    5
 Variable and Floating Rate Instruments...................................    5
 When-Issued and Forward Transactions and Stand-By Commitments............    6
 Eligible Taxable Obligations.............................................    6
 Illiquid Securities......................................................    8
 Portfolio Turnover.......................................................    8
 Risk Factors.............................................................    8
INVESTMENT LIMITATIONS....................................................    9
PRICING OF SHARES.........................................................   10
HOW TO PURCHASE AND REDEEM SHARES.........................................   11
 Distributor..............................................................   11
 Purchase of Shares.......................................................   11
 Purchase Procedures......................................................   12
 Redemption Procedures....................................................   13
 Redemption by Mail.......................................................   13
 General..................................................................   14
INVESTOR PROGRAMS.........................................................   15
 Exchange Privilege.......................................................   15
 Systematic Withdrawal Plan...............................................   17
 Automatic Investment Program.............................................   17
DIVIDENDS AND DISTRIBUTIONS...............................................   18
TAXES.....................................................................   18
 Federal..................................................................   18
 California...............................................................   19
 Miscellaneous............................................................   20
MANAGEMENT OF THE FUND....................................................   20
 Investment Adviser and Sub-Adviser.......................................   20
 Administrators...........................................................   21
 Service Organizations....................................................   22
 Banking Laws.............................................................   22
DESCRIPTION OF CAPITAL STOCK..............................................   22
CUSTODIAN AND TRANSFER AGENT..............................................   23
EXPENSES..................................................................   23
PERFORMANCE AND YIELD INFORMATION.........................................   23
MISCELLANEOUS.............................................................   24
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..................................   25

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DIS-TRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                           [LOGO] EXCELSIOR
                         TAX-EXEMPT FUNDS INC.



                             CALIFORNIA TAX-EXEMPT
                                 INCOME FUND


                         Prospectus August 1, 1997

                             EXCELSIOR FUNDS, INC.

                                   Money Fund
                             Government Money Fund
                              Treasury Money Fund

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                             Tax-Exempt Money Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Money Fund, Government Money Fund and Treasury Money Fund of Excelsior Funds, Inc. ("Excelsior Fund") and the Tax-Exempt Money Fund of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the portfolios described herein ("Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Funds c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                        Page
                                                        ----


INVESTMENT OBJECTIVES AND POLICIES....................    1

     Additional Information on Portfolio Instruments..    1
     Additional Investment Limitations................    6

NET ASSET VALUE AND NET INCOME........................    9

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........   10

INVESTOR PROGRAMS.....................................   12

     Systematic Withdrawal Plan.......................   12
     Exchange Privilege...............................   13
     Other Investor Programs..........................   14

DESCRIPTION OF CAPITAL STOCK..........................   14

MANAGEMENT OF THE FUNDS...............................   16

     Directors and Officers...........................   16
     Investment Advisory and
       Administration Agreements......................   21
     Service Organizations............................   23
     Expenses.........................................   25
     Custodian and Transfer Agent.....................   25

PORTFOLIO TRANSACTIONS................................   26

INDEPENDENT AUDITORS..................................   28

COUNSEL...............................................   29

ADDITIONAL INFORMATION CONCERNING TAXES...............   29

     Generally........................................   29
     Tax-Exempt Money Fund............................   30

YIELD INFORMATION.....................................   31

MISCELLANEOUS.........................................   32

FINANCIAL STATEMENTS..................................   33

APPENDIX A............................................  A-1

                                      (i)

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          This Statement of Additional Information contains additional information with respect to the Money Fund, Government Money Fund and Treasury Money Fund of Excelsior Fund (collectively, the "Taxable Funds") and the Tax-Exempt Money Fund of Excelsior Tax-Exempt Fund (the portfolios are referred to individually as a "Fund" and collectively as the "Funds"; Excelsior Fund and Excelsior Tax-Exempt Fund are referred to individually as a "Company" and collectively as the "Companies").

          The investment objective of the Money Fund and the Government Money Fund is to seek as high a level of current income as is consistent with liquidity and stability of prin cipal. The Money Fund generally invests in money market instruments; the Government Money Fund generally invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. The investment objective of the Treasury Money Fund is to seek current income consistent with liquidity and stability of principal. The Treasury Money Fund invests primarily in direct short-term obligations issued by the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing dividend income that is generally considered exempt from state and local income taxes. The investment objective of the Tax-Exempt Money Fund is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Tax-Exempt Money Fund invests substantially all of its assets in high-quality Municipal Securities (as defined in the Prospectus) and, except during temporary defensive periods, maintains at least 80% of its assets in tax-exempt obligations. All Funds invest in instruments that generally have remaining maturities of not more than 13 months. The following policies supplement the Funds' investment policies as set forth in the Prospectus.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Variable and Floating Rate Instruments
          --------------------------------------

          With respect to variable and floating rate instruments described in the Prospectus, United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust") will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial ability to meet payment on demand. In determining dollar-weighted average portfolio maturity and whether a variable or floating rate instrument has a remaining maturity of 13 months or less, the maturity of each instrument will be computed in accordance with guidelines established by the Securities and Exchange Commission (the "SEC").

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury Money book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

          Securities Lending
          ------------------

          When the Money Fund or Government Money Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Tax-Exempt Money Fund may acquire "stand-by commit ments" with respect to Municipal Securities held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Tax-Exempt Money Fund, at the Fund's option, specified Municipal Securities at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Tax-Exempt Money Fund at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Tax-Exempt Money Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Tax-Exempt Money Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Tax-Exempt Money Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Municipal Securities
          --------------------

          The Tax-Exempt Money Fund invests primarily in Municipal Securities as defined in the Prospectus. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Securities" only if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Secur ities are "general obligations" and "revenue" issues, but the Tax-Exempt Money Fund's portfolio may also include "moral obliga tion" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix hereto represent their opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Tax-Exempt Money Fund should continue to hold the obligation.

          The payment of principal and interest on most securi ties purchased by the Tax-Exempt Money Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus.
The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

          Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Among other instruments, the Tax-Exempt Money Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Excelsior Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Securities for investment by the Tax-Exempt Money Fund and the liquidity and value of its portfolio. In such an event, Excelsior Tax-Exempt Fund would re-evaluate the Fund's investment objective and policies and consider possible changes in its structure or possible dissolution.

          Opinions relating to the validity of Municipal Secur ities and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither Excelsior Tax-Exempt Fund nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

           Miscellaneous
           -------------

           The Funds may not invest in oil, gas, or mineral leases.

Additional Investment Limitations
---------------------------------

           In addition to the investment limitations set forth in the Prospectus, the Funds are subject to the investment limitations enumerated below, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus).

           No Fund may:

           1. Purchase securities on margin, make short sales of securities, or maintain a short position;

           2. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Taxable Funds might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; and except to the extent that purchase by the Tax-Exempt Money Fund of Municipal Securities or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting;

          3. Purchase or sell real estate, except that each Taxable Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and except that the Tax-Exempt Money Fund may invest in Municipal Securities secured by real estate or interests therein;

          4. Purchase or sell commodities or commodity con tracts, or invest in oil, gas, or other mineral exploration or development programs;

          5. Invest in or sell puts, calls, straddles, spreads, or any combination thereof; and

          6. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitations might be considered to be the issuance of a senior security.

          In addition, the Money, Government Money and Treasury Money Funds may not:

          7. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and the Money Fund and the Government Money Fund may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Money Fund and the Government Money Fund may lend portfolio securities in an amount not exceeding 30% of their total assets;

          8. Invest in bank obligations having remaining maturities in excess of one year, except that securities subject to repurchase agreements may bear longer maturities;

          9. Invest in companies for the purpose of exercising management or control;

         10. Invest more than 5% of a Funds's total assets in securities issued by companies which, together with any pre decessor, have been in continuous operation for fewer than three years;

         11. Purchase foreign securities; except the Money Fund may purchase certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks and foreign branches of U.S. banks in an amount not to exceed 20% of its total net assets;

         12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940;

         13. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of a Fund's total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

         14. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

         15. Knowingly invest more than 10% of the value of a Fund's total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

         In addition, the Tax-Exempt Money Fund may not:

         16. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objec tive, policies, and limitations;

         17. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

         18. Knowingly invest more than 10% of the value of its total assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations;

         19. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the

U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions; and

         20. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that the Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

                                 *     *     *

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

         For the purpose of Investment Limitation No. 3, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

         Notwithstanding Investment Limitations Nos. 15 and 18 above, the Companies intend to limit the Funds' investments in illiquid securities to 10% of each Fund's net (rather than total) assets.

         Notwithstanding the proviso in Investment Limitation No. 19, to the extent that the Tax-Exempt Money Fund has invested more than 20% of the value of its assets in taxable securities on a temporary defensive basis, the industry diversification limitation in Investment Limitation No. 19 shall apply to taxable securities issued or guaranteed by any state, territory, or possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions.


                         NET ASSET VALUE AND NET INCOME
                         ------------------------------

         The Companies use the amortized cost method of valua tion to value Shares in the Funds. Pursuant to this method, a security is valued at its cost initially, and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund involved would receive if it sold the security. The market value of portfolio securities held by the Funds can be expected to vary inversely with changes in prevailing interest rates.

          The Funds invest only in high-quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a constant net asset value per Share. The Funds will not purchase any security deemed to have a remaining maturity of more than 13 months within the meaning of the 1940 Act or maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Companies' Boards of Directors have established procedures that are intended to stabilize the net asset value per Share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Boards deem appropriate, of the extent, if any, to which the net asset value per Share of a Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Boards of Directors will promptly consider what action, if any, should be initiated.
If the Boards of Directors believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take appropriate steps to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming Shares in kind; reducing the number of the Fund's outstanding Shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

          Net income of each of the Funds for dividend purposes consists of (i) interest accrued and discount earned on a Fund's assets, less (ii) amortization of market premium on such assets, accrued expenses directly attributable to the Fund, and the general expenses or the expenses common to more than one portfolio of a Company (e.g., administrative, legal, accounting, and directors' fees) prorated to each portfolio of the Company on the basis of their relative net assets.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and qualified banks, savings and loan associations, broker/dealers and other institutions ("Shareholder Organizations") that have entered into servicing agreements with one of the Companies. Shares are also offered for sale to institutional investors ("Institutional Investors") and to members of the general public ("Direct Investors", and collectively with Institutional Investors, "Investors"). Different types of Customer accounts at Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts.
In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares of the Fund selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          As stated in the Prospectus, no sales charge is imposed by the Companies on purchases of Shares. In addition, no sales load is charged on the reinvestment of dividends or distributions or in connection with certain Share exchanges as described in the Prospectus under "Investor Programs--Exchange Privilege."

          As described in the Prospectus, Direct Investors may redeem Shares by writing a check. Checks to redeem Shares are drawn on the Companies' accounts at [The Chase Manhattan Bank ("Chase")]. Direct Investors will be subject to the same rules and regulations that Chase applies to checking accounts and will have the same rights and duties with respect to stop-payment orders, "stale" checks, unauthorized signatures, collection of deposits, alterations and unauthorized endorsements as bank checking account customers do under the New York Uniform Commercial Code. When a check is presented to Chase for payment, Chase, as the shareholder's agent, will cause the Fund from which the redemption is requested to redeem sufficient Shares in the shareholder's account to cover the amount of the check.

          The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, the Companies may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An Investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares. Amounts paid to Investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends paid on the Shares. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in that Fund.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for Shares of any other portfolio of the Companies or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As discussed in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program. Shares of the Money, Government Money and Treasury Money Funds may also be purchased in connection with certain Retirement Programs.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Direc tors to issue up to 35 billion full and fractional shares of capital stock; and Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to 14 billion full and fractional shares of capital stock. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which the Companies' authorized capital is currently classified.

          Shares have no preemptive rights and only such con version or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of a Company's aggregate outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of a Company's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, each Company may take or authorize such action upon the favorable vote of the holders of more than 50% of its outstanding Common Stock voting without regard to class.

                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          the Companies               Other Affiliations
----------------          -------------               ----------------------------

Frederick S. Wonham/1/    Chairman of the             Retired; Director of
238 June Road             Board, President            Excelsior Fund and Excelsior
Stamford, CT  06903       and Treasurer               Tax-Exempt (since 1995);
Age: 66                   Trustee of Excelsior Funds  and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust
                                                      Company of New York (from February 1990
                                                      until September
                                                      1995); Chairman, U.S. Trust Company of
                                                      Connecticut (from
                                                      March 1993 to May 1997).

Donald L. Campbell        Director                    Retired; Director of
333 East 69th Street                                  Excelsior Fund and Excelsior Apt. 10-H
Tax-Exempt (since 1984);                              Director of UST Master
New York, NY 10021                                    Variable Series, Inc.
Age: 71                                               (from 1994 to June 1997); Trustee of
                                                      Excelsior Institutional Trust (since
                                                      1995); Director, Royal Life Insurance
                                                      Co. of New York (since 1991).

Rodman L. Drake           Director                    Director, Excelsior Fund
485 Park Avenue                                       and Excelsior Tax-Exempt
New York, NY  10022                                   Fund (since 1996); Trustee,
Age: 54                                               Excelsior Institutional
                                                      Trust and Excelsior Funds
                                                      (since 1994); Director,
                                                      Parsons Brinkerhoff, Inc. (engineering
                                                      firm) (since 1995); Director, Parsons
                                                      Brinkerhoff Energy Services

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.


                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          the Companies               Other Affiliations
----------------          -------------               ----------------------------

                                                      Inc. (since 1996); President, Mandrake
                                                      Group (investment and consulting firm)
                                                      (since 1994); Director, Hyperion Total
                                                      Return Fund, Inc. and four other funds
                                                      for which Hyperion Capital Management,
                                                      Inc. serves as investment adviser
                                                      (since 1991); Co-Chairman, KMR Power
                                                      Corporation (power plants) (from 1993
                                                      to 1996); Director, The Latin American
                                                      Growth Fund (since 1993); Member of
                                                      Advisory Board, Argentina Private
                                                      Equity Fund L.P. (from 1992 to 1996)
                                                      and Garantia L.P. (Brazil) (from 1993
                                                      to 1996); and Director, Mueller
                                                      Industries, Inc. (from 1992 to 1994).

Joseph H. Dugan           Director                    Retired; Director of
913 Franklin Lakes Road                               Excelsior Fund and
Franklin Lakes, NJ  07417                             Excelsior Tax-Exempt (since
Age: 72                                               1984); Director of UST Master
                                                      Variable Series, Inc.
                                                      (from 1994 to June 1997); Trustee of
                                                      Excelsior Institutional Trust (since
                                                      1995).

Wolfe J. Frankl           Director                    Retired; Director of
2320 Cumberland Road                                  Excelsior Fund and Excelsior
Charlottesville, VA  22901                            Tax-Exempt (since 1986);
Age: 76                                               Director of UST Master
                                                      Variable Series, Inc. (from 1994 to
                                                      June 1997); Trustee of Excelsior
                                                      Institutional Trust (since 1995);
                                                      Director, Deutsche Bank Financial, Inc.
                                                      (since 1989); Director, The Harbus
                                                      Corporation (since 1951); Trustee, HSBC
                                                      Funds Trust and HSBC Mutual Funds Trust
                                                      (since 1988).

W. Wallace McDowell, Jr.  Director                    Director, Excelsior Fund
c/o Prospect Capital                                  and Excelsior Tax-Exempt
   Corp.                                              Fund (since 1996); Trustee,
43 Arch Street                                        Excelsior Institutional Trust
Greenwich, CT  06830                                  and Excelsior Funds
Age: 60                                               (since 1994); Private Investor
                                                      (since  1994); Managing Director,
                                                      Morgan Lewis Githens & Ahn (from 1991
                                                      to 1994); and Director, U.S.


                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          the Companies               Other Affiliations
----------------          -------------               ----------------------------

                                                      Homecare Corporation (since 1992),
                                                      Grossmans, Inc. (from 1993 to 1996),
                                                      Children's Discovery Centers (since
                                                      1984), ITI Technologies, Inc. (since
                                                      1992) and Jack Morton Productions
                                                      (since 1987).

Jonathan Piel             Director                    Director, Excelsior Fund and
558 E. 87th Street                                    Excelsior Tax-Exempt Fund
New York, NY  10128                                   (since 1996); Trustee, Excelsior
Age: 58                                               Institutional Trust and
                                                      Excelsior Funds (since 1994);
                                                      President, Scientific American, Inc.
                                                      (from 1984 to 1986); Vice President and
                                                      Editor, Scientific American, Inc. (from
                                                      1986 to 1994); Director, Group for The
                                                      South Fork, Bridgehampton, New York
                                                      (since 1993); and Member, Advisory
                                                      Committee, Knight Journalism
                                                      Fellowships, Massachusetts Institute of
                                                      Technology (since 1984).

Robert A. Robinson        Director                    Director of Excelsior Fund
Church Pension Fund                                   and Excelsior Tax-Exempt
800 Second Avenue                                     (since 1997); Director of UST
New York, NY  10017                                   Master Variable Series, Inc.
Age: 71                                               (from 1994 to June 1997);
                                                      Trustee of Excelsior Institutional Trust
                                                      (since 1995); President Emeritus, The
                                                      Church Pension Fund and its affiliated
                                                      companies (since 1966); Trustee, H.B.
                                                      and F.H. Bugher Foundation and Director
                                                      of its wholly owned subsidiaries --
                                                      Rosiclear Lead and Flourspar Mining Co.
                                                      and The Pigmy Corporation (since 1984);
                                                      Director, Morehouse Publishing Co.
                                                      (since 1974); Trustee, HSBC Funds Trust
                                                      and HSBC Mutual Funds Trust (since
                                                      1982); Director, Infinity Funds, Inc.
                                                      (since 1995).

Alfred C. Tannachion/1/   Director                    Retired; Director of Excelsior Fund and
6549 Pine Meadows Drive                               Excelsior Tax-Exempt
Spring Hill, FL  34606                                (since 1985); Chairman
Age: 71                                               of the Board, President and Treasurer
                                                      of UST Master Variable

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.


                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          the Companies               Other Affiliations
----------------          -------------               ----------------------------

                                                      Series, Inc. (from 1994 to June 1997);
                                                      Trustee of Excelsior Institutional
                                                      Trust (since 1995).

W. Bruce McConnel, III    Secretary                   Partner of the law firm of Drinker
Philadelphia National                                 Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 54

Gregory Sackos            Assistant                   Second Vice President, Senior
Chase Global Funds        Secretary                   Manager of Blue Sky Compliance
 Services Company                                     and Financial Reporting, Chase
73 Tremont Street                                     Global Funds Services Company
Boston, MA  02108-3913                                (March 1997 to present); Second
Age: 32                                               Vice President, Senior Manager of

John M. Corcoran          Assistant                   Vice President, Director of
Chase Global Funds        Treasurer                   Administration, Client Group,
  Services Company                                    Chase Global Funds Services
73 Tremont Street                                     Company (since July 1996);
Boston, MA  02108-3913                                Second Vice President, Manager
Age: 32                                               of Administration, Chase Global
                                                      Funds Services Company (from
                                                      October 1993 to July 1996); Audit
                                                      Manager, Ernst & Young LLP (from August
                                                      1987 to September 1993).

         Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum with respect to each Company for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Companies. The employees of Chase Global Funds Services Company do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of the Companies. As of July __, 1997, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding Shares of each Fund of the Company, and less than 1% of the outstanding Shares of all Funds of the Company in the aggregate.

         The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.


                                                 Pension or
                                                 Retirement        Total
                                                  Benefits      Compensation
                                                 Accrued as from Excelsior Fund
                                   Aggregate      Part of         and Fund
           Name of             Compensation from    Fund       Complex* Paid
       Person/Position           each Company     Expenses     to Directors
-----------------------------  -----------------  --------  -------------------

Donald L. Campbell                       $27,000  None            $31,750 (4)**
Director

Rodman L. Drake***                       $ 7,500  None            $12,250 (4)**
Director

Joseph H. Dugan                          $30,000  None            $35,000 (4)**
Director

Wolfe J. Frankl                          $30,000  None            $35,000 (4)**
Director

W. Wallace McDowell, Jr.***              $ 4,500  None            $ 9,250 (4)**
Director

Jonathan Piel***                         $ 7,500  None            $12,500 (4)**
Director

Robert A. Robinson                       $30,000  None            $35,000 (4)**
Director

Alfred C. Tannachion****                 $40,000  None            $45,000 (4)**
Director

Frederick S. Wonham****                  $30,000  None            $35,000 (4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director serves as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.


Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, U.S. Trust has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds. See "Expenses" in the Prospectus.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York $1,781,897, $1,665,344 and $674,259 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust New York $1,698,879 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1995, the U.S. Trust New York waived fees totalling $204,060, $173,321, $45,366 and $236,867 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York $1,291,496, $1,224,338 and $621,988 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust New York $1,745,649 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1996, U.S. Trust New York waived fees totalling $227,463, $172,140, $46,887 and $353,419 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York $81,101, $1,136,936 and $828,277 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-

Exempt Fund paid U.S. Trust New York $1,891,333 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1997, U.S. Trust New York waived fees totalling $215,132, $183,979, $79,008 and $502,764 with respect to the
Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt-interest dividends," and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the Securities and Exchange Commission, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreements currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under administration agreements having substantially the same terms as the Administration Agreements currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $1,223,349, $1,131,530 and $369,056 in the aggregate with respect to the Money Fund,

Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid the former administrators $1,193,896 in the aggregate with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1995, the former administrators waived fees totalling $1,087 and $351 with respect to the Government Money and Treasury Money Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $450,305, $403,443 and $107,685 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid the former administrators $407,281 in the aggregate with respect to the Tax-Exempt Money Fund. For the period April 1, 1995 through July 31, 1995, the former administrators waived fees totalling $135 with respect to the Government Money Fund.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $487,151, $457,681, and $236,672 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $889,555 in the aggregate with respect to the Tax-Exempt Money Fund. For the period August 1, 1995 through March 31, 1996, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $705 with respect to the Government Money Fund.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $1,117,782, $1,269,925 and $701,603 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $2,362,137 in the aggregate with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $8, $961, $0 and $0 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

Service Organizations
---------------------

          As stated in the Prospectus, the Companies will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services with respect to a Fund may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by the Companies; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating of such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of the Companies' distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Companies to Customers; (j) receiving, tabulating and transmitting to the Companies proxies executed by Customers with respect to annual and special meetings of shareholders of the Companies; (k) providing reports (at least monthly, but more frequently if so requested by the Companies' distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as the Companies or a Customer may reasonably request.

          The Companies' agreements with Service Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Service Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Service Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Service Organizations totalled $215,140, $227,463 and $204,060; $184,235,
$172,980 and $174,408; $79,008, $46,887 and $45,717; and $502,764, $353,419 and
$236,867 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively. Of these respective amounts, $215,090, $227,463 and $203,572; $182,579, $168,064 and $171,257; $79,008, $46,887 and
$44,596; and $502,764, $353,419 and $236,399 were paid to affiliates of U.S.
Trust with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to the Companies' Directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees, charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay any brokerage fees and commissions in connection with the purchase of portfolio securities.


Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the custodian agreements, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to the Companies' Boards of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Companies concerning each Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of each of the Funds.

          The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but brokerage commissions are not normally paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net income of the Funds.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.
With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

          Investment decisions for the Funds are made indepen dently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Companies as of the close of their most recent fiscal year. As of March 31, 1997, the following Funds held the following securities of Excelsior Fund's or Excelsior Tax-Exempt Fund's regular brokers or dealers or their parents: (a) the Money Fund held the following securities: repurchase agreement with Dillon Read & Co., Inc. in the principal amount of $13,804,749, and commercial paper of Bear Stearns Co., Inc. in the principal amount of $15,000,000; and (b) the Government Money Fund held the following security: repurchase agreement with Dillon Read & Co., Inc. in the principal amount of $14,127,127. Dillon Read & Co., Inc. and Bear Stearns Co., Inc. are considered to be regular brokers or dealers of Excelsior Fund. As of March 31, 1997, Excelsior Tax-Exempt Fund held no securities of Excelsior Tax-Exempt Fund's regular brokers or dealers or their parents.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional

Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.

                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, is a partner), located at 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Companies, and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectus.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Tax-Exempt Money Fund
---------------------

          The Tax-Exempt Money Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Money Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Money Fund dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Money Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Tax-Exempt Money Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Tax-Exempt Money Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Tax-Exempt Money Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Tax-Exempt Money Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Tax-Exempt Money Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax-Exempt Money Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry the Tax-Exempt Money Fund's Shares generally is not deductible for Federal income tax purposes.

          Excelsior Tax-Exempt Fund intends to distribute to shareholders of the Tax-Exempt Money Fund any investment company taxable income earned by the Tax-Exempt Money Fund for each taxable year. In general, the Tax-Exempt Money Fund's investment company taxable income will be its taxable income (including taxable interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Such distributions will be taxable to the shareholders as ordinary income (whether paid in cash or additional Shares).

                            *          *          *

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

                               YIELD INFORMATION
                               -----------------

          The standardized annualized seven-day yields for the Shares of the Funds are computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund involved, having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each of the Funds includes the value of additional Shares purchased with dividends from the original Share and dividends declared on both the original Share and any such additional Shares, net of all fees that are charged to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period, other than nonrecurring account or any sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. In addition, each Fund may use effective compound yield quotations for its Shares computed by adding 1 to the unannualized base period return (calculated as described above), raising the sums to a power equal to 365 divided by 7, and subtracting 1 from the results.

          From time to time, in advertisements, sales literature or in reports to shareholders, the yields of each Money Market Fund's Shares may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of such a Fund's Shares may be compared to the Donoghue's Money Fund average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The current yields for the Funds' Shares may be obtained by calling
(800) 446-1012. For the seven-day period ended March 31, 1997, the annualized yields for Shares of the Money Fund, Government Money Fund, Treasury Money Fund and Tax-Exempt Money Fund were 5.26%, 5.24%, 4.70% and 2.99%, respectively, and the effective yields for Shares of such respective Funds were 5.39%, 5.38%, 4.81% and 3.03%.

          The "tax-equivalent" yield of the Tax-Exempt Money Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%.

          Based on the foregoing calculation, the annualized tax-equivalent yield of the Tax-Exempt Money Fund for the seven-day period ended March 31, 1997 was ____%.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July __, 1997, U.S. Trust and is affiliates held sole or shared voting or investment power with respect to more than 50% of each Company's outstanding shares on behalf of their customers.

          As of July __, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of the outstanding shares of a Fund were as follows: ____________________.


                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Reports") for the fixed income and tax-exempt fixed income portfolios are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Reports are incorporated by reference herein. The financial statements included in the 1997 Annual Reports for the Money, Government Money, Treasury Money and Tax-Exempt Money Funds have been audited by the Companies' independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997 Annual Reports and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                     Short-Term Government Securities Fund
                     Intermediate-Term Managed Income Fund
                              Managed Income Fund


                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                     Short-Term Tax-Exempt Securities Fund
                       Intermediate-Term Tax-Exempt Fund
                           Long-Term Tax-Exempt Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses for the Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund of Excelsior Funds, Inc. ("Excelsior Fund") and Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated August 1, 1997, respectively (the "Fixed-Income Funds Prospectus" and the "Tax-Exempt Funds Prospectus", respectively; together, the "Prospectuses"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectuses. No investment in shares of the portfolios described herein ("Shares") should be made without reading the Prospectuses. A copy of each Prospectus may be obtained by writing Excelsior Funds c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                         Page
                                                         ----
INVESTMENT OBJECTIVES AND POLICIES......................    1
     Additional Information on Portfolio Instruments....    1
     Additional Investment Limitations..................    8

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........   11

INVESTOR PROGRAMS.......................................   14
     Systematic Withdrawal Plan.........................   14
     Exchange Privilege.................................   14
     Other Investor Programs............................   15

DESCRIPTION OF CAPITAL STOCK............................   15

MANAGEMENT OF THE FUNDS.................................   17
     Directors and Officers.............................   17
     Investment Advisory and Administration Agreements..   23
     Service Organizations..............................   26
     Expenses...........................................   27
     Custodian and Transfer Agent.......................   27

PORTFOLIO TRANSACTIONS..................................   28

INDEPENDENT AUDITORS....................................   31

COUNSEL.................................................   31

ADDITIONAL INFORMATION CONCERNING TAXES.................   31
     Generally..........................................   31
     Tax-Exempt Funds...................................   32
     Taxation of Certain Financial Instruments..........   33

PERFORMANCE AND YIELD INFORMATION.......................   35
     Yields and Performance.............................   35

MISCELLANEOUS...........................................   39

FINANCIAL STATEMENTS....................................   40

APPENDIX A                                                A-1

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

          This Statement of Additional Information contains additional information with respect to the Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund (collectively, the "Tax-Exempt Funds") of Excelsior Tax-Exempt Fund and the Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund of Excelsior Fund (collectively, the "Fixed-Income Funds"). The portfolios are referred to individually as a "Fund" and collectively as the "Funds"; Excelsior Tax-Exempt Fund and Excelsior Fund are referred to individually as a "Company" and collectively as the "Companies".

          For ease of reference, the various Funds are referred to as follows:
Short-Term Tax-Exempt Securities Fund as "Short-Term Tax-Exempt Fund"; Intermediate-Term Tax-Exempt Fund as "IT Tax-Exempt Fund"; Long-Term Tax-Exempt Fund as "LT Tax-Exempt Fund", Short-Term Government Securities Fund as "ST Government Fund", and Intermediate-Term Managed Income Fund as "IT Income Fund".

          The following policies and disclosures supplement the Funds' investment objectives and policies as set forth in the Prospectuses.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Municipal Obligations
          ---------------------

          The Tax-Exempt Funds invest substantially all of their assets in Municipal Obligations as defined in the Prospectus. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Obligations are "general obligation" and "revenue" issues, but the Tax-Exempt Funds' portfolios may include "moral obligation" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"), will consider such an event in determining whether a Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Among other instruments, the Tax-Exempt Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, each Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, as amended, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Excelsior Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Obligations for investment by the Tax-Exempt Funds and the liquidity and value of their portfolios. In such an event, Excelsior Tax-Exempt Fund would reevaluate the Funds' investment objectives and policies and consider possible changes in their structure or possible dissolution.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither Excelsior Tax-Exempt Fund nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          The IT Income and Managed Income Funds may, when deemed appropriate by the Investment Adviser in light of the Funds' investment objective, also invest in Municipal Obligations. Although yields on municipal obligations can generally be expected under normal market conditions to be lower than yields on corporate and U.S. Government obligations, from time to time municipal securities have outperformed, on a total return basis, comparable corporate and Federal debt obligations as a result of prevailing economic, regulatory or other circumstances.

Dividends paid by the IT Income and Managed Income Funds that are derived from interest on municipal securities would be taxable to the Funds' shareholders for Federal income tax purposes.

          Insured Municipal Obligations
          -----------------------------

          The Tax-Exempt Funds may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations as described in the Prospectus. Although insurance coverage for the Municipal Obligations held by the Tax-Exempt Funds reduces credit risk by insuring that the Funds will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. Each Tax-Exempt Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/ Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

          Securities Lending
          ------------------

          When the ST Government Fund, IT Income Fund and Managed Income Fund lend their portfolio securities, they continue to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the pertinent Fund if a material event affecting the investment is to occur.

          Government Obligations
          ----------------------

          Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal

Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Managed Income and IT Income Funds and the Tax-Exempt Funds may acquire "stand-by commitments" with respect to Municipal Obligations held by them. Under a "stand-by commitment," a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to a Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Managed Income and IT Income Funds and the Tax-Exempt Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Managed Income and IT Income Funds and the Tax-Exempt Funds intend to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Commercial Paper
          ----------------

          Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund. Each Fund will generally limit its investments in such unrated commercial paper to 5% of its total assets.

          Futures Contracts
          -----------------

          Each Fund may invest in futures contracts (interest rate futures contracts or municipal bond index futures contracts, as applicable). Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

          Successful use of futures by a Fund is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectuses). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's or Excelsior Tax-Exempt Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to each Fund. No Fund may:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Tax-

Exempt Funds' investment objectives, policies, and limitations may be deemed to be underwriting; and except insofar as the Managed Income Fund might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Tax-Exempt Fund may invest in Municipal Obligations secured by real estate or interests therein, and the Managed Income and Intermediate-Term Managed Income Funds may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing by each Fund in accordance with its investment limitations might be considered to be the issuance of a senior security; provided that each Fund may enter into futures contracts and futures options.

          The following investment limitations are fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds, but are operating policies with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds. The Funds may not:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position; provided that each Fund may enter into futures contracts and futures options; and

          5. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that each Fund may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to each Tax-Exempt Fund. A Tax-Exempt Fund may not:

          6. Make loans, except that each Tax-Exempt Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations.

          The following investment limitations are fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds, but are operating policies with respect to the Short-Term Tax-Exempt Fund. A Tax-Exempt Fund may not:

          7. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation; and

          8. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that a Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

          The following investment limitations are fundamental with respect to the Managed Income Fund, but are operating policies with respect to the IT Income and ST Government Funds.
A Fixed-Income Fund may not:

          9. Invest in companies for the purpose of exercising management or control;

          10. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

          11. Purchase foreign securities; provided that subject to the limit described below, the IT Income and Managed Income Funds may purchase (a) dollar-denominated debt obligations issued by foreign issuers, including foreign corporations and governments, by U.S. corporations outside the United States in an amount not to exceed 25% of its total assets at time of purchase; and (b) certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks, or foreign branches of U.S. banks, in an amount not to exceed 20% of its total net assets; and

          12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds. The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not:

          13. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to the Short-Term Tax-Exempt, ST Government and IT Income

Funds.  The Short-Term Tax-Exempt, ST Government and IT Income Funds may not:

          14. Purchase or sell commodities or commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

                            *          *          *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts. The Funds do not currently intend to invest in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the IT Income and Managed Income Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of the IT Income or Managed Income Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange.
For the purpose of this limitation, warrants acquired by the IT Income or Managed Income Fund in units or attached to securities will be deemed to be without value.

          The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not purchase or sell commodities.

          The Funds' transactions in futures contracts and futures options (including the margin posted by the Funds in connection with such transactions) are excluded from the Funds' prohibitions: against the purchase of securities on margin, short sales of securities and the maintenance of a short position; the issuance of senior securities; writing or selling puts, calls, straddles, spreads, or combinations thereof; and the mortgage, pledge or hypothecation of the Funds' assets.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and qualified banks, savings and loan associations, broker/dealers and other institutions ("Shareholder Organizations") that have entered into servicing agreements with one of the Companies. Shares are also offered for sale to institutional investors ("Institutional Investors") and to members of the general public ("Direct Investors", and collectively with "Institutional Investors", "Investors"). Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares of the Fund selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by the Companies' sub-transfer agent.

          Prior to March 1, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997, 1996 and 1995, total sales charges paid by shareholders with respect to the IT Tax-Exempt Fund were $314, $1,621 and $17,776, respectively; with respect to the LT Tax-Exempt Fund were $8,085, $15,633 and $4,088, respectively; and with respect to the Managed Income Fund were $2,072, $727 and $973, respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $341 and $431 with respect to the IT Tax-Exempt Fund; $1,972 and $3,188 with respect to the LT Tax-Exempt Fund; and $653 and $973 with respect to the Managed Income Fund for the period from April 1, 1995 through July 31, 1995, and the fiscal year ended March 31, 1995. Edgewood Services, Inc., the distributor, retained none of the foregoing sales charges with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds for the fiscal year ended March 31, 1997, and for the period from August 1, 1995 through March 31, 1996.

     Total sales charges paid by shareholders of the Short-Term Tax-Exempt, ST Government and IT Income Funds for the fiscal years ended March 31, 1997, 1996 and 1995 were $292, $1,523 and $20; $0, $0 and $1; and $0, $299 and $815,
respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $1,523 and $20 with respect to the Short-Term Tax-Exempt Fund; $0 and $1 with respect to the ST Government Fund; and $20 and $815 with respect to the IT Income Fund for the period from April 1, 1995 through July 31, 1995, and the fiscal year ended March 31, 1995. Edgewood

Services, Inc. retained none of the foregoing sales charges with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds for the fiscal year ended March 31, 1997, and for the period August 1, 1995 through March 31, 1996. The balance was paid to selling dealers.

     The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than seven days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, the Companies may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.

                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An Investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

     (1)  A fixed-dollar withdrawal;

     (2)  A fixed-share withdrawal;

     (3) A fixed-percentage withdrawal (based on the current value of the account); or

     (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares. Amounts paid to Investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in that Fund.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for Shares of any other portfolio of the Companies or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectuses, Shares of the Funds may be purchased in connection with the Automatic Investment Program. Shares of the Managed Income, IT Income and ST Government Funds may also be purchased in connection with certain Retirement Programs.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock; Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to fourteen billion full and fractional shares of capital stock. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectuses describe the classes of shares into which the Companies' authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectuses, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of a Company's outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Companies' Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Companies' Charters, the Companies may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the particular Company voting without regard to class.


                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                          Position                    Principal Occupation
                          with the                    During Past 5 Years and
Name and Address          Companies                   Other Affiliations
----------------          ---------                   -----------------------

Frederick S. Wonham/1/    Chairman of the             Retired; Director of
238 June Road             Board, President            Excelsior Fund and Excelsior
Stamford, CT  06903       and Treasurer               Tax-Exempt (since 1995);
Age: 66                                               Trustee of Excelsior Funds
                                                      and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust
                                                      Company of New York (from Feburary 1990
                                                      until September
                                                      1995); Chairman, U.S. Trust Company of
                                                      Connecticut (from
                                                      March 1993 to May 1997).

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position       Principal Occupation
                          with the       During Past 5 Years and
Name and Address          Companies      Other Affiliations
----------------          ---------      -----------------------
Donald L. Campbell        Director       Retired; Director of
333 East 69th Street                     Excelsior Fund and Excelsior Apt. 10-H
Tax-Exempt (since 1984);                 Director of UST Master
New York, NY 10021                       Variable Series, Inc.
Age: 71                                  (from 1994 to June 1997); Trustee of
                                         Excelsior Institutional Trust (since
                                         1995); Director, Royal Life Insurance
                                         Co. of New York (since 1991).

Rodman L. Drake           Director       Director, Excelsior Fund
485 Park Avenue                          and Excelsior Tax-Exempt
New York, NY 10022                       Fund (since 1996); Trustee,
Age: 54                                  Excelsior Institutional
                                         Trust and Excelsior Funds
                                         (since 1994); Director,
                                         Parsons Brinkerhoff, Inc. (engineering
                                         firm) (since 1995); Director, Parsons
                                         Brinkerhoff Energy Services Inc. (since
                                         1996); President, Mandrake Group
                                         (investment and consulting firm) (since
                                         1994); Director, Hyperion Total Return
                                         Fund, Inc. and four other funds for
                                         which Hyperion Capital Management, Inc.
                                         serves as investment adviser (since
                                         1991); Co-Chairman, KMR Power
                                         Corporation (power plants) (from 1993
                                         to 1996); Director, The Latin American
                                         Growth Fund (since 1993); Member of
                                         Advisory Board, Argentina Private
                                         Equity Fund L.P. (from 1992 to 1996)
                                         and Garantia L.P. (Brazil) (from 1993
                                         to 1996); and Director, Mueller
                                         Industries, Inc. (from 1992 to 1994).

Joseph H. Dugan           Director       Retired; Director of
913 Franklin Lakes Road                  Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                Tax-Exempt (since 1984);
Age: 72                                  Director of UST Master
                                         Variable Series, Inc.
                                         (from 1994 to June 1997); Trustee of
                                         Excelsior Institutional Trust (since
                                         1995).

Wolfe J. Frankl           Director       Retired; Director of
2320 Cumberland Road                     Excelsior Fund and Excelsior
Charlottesville, VA  22901               Tax-Exempt (since 1986);
Age: 76                                  Director of UST Master



                          Position                    Principal Occupation
                          with the                    During Past 5 Years and
Name and Address          Companies                   Other Affiliations
----------------          ---------                   -----------------------



                                                     Variable Series, Inc. (from 1994 to
                                                     June 1997); Trustee of Excelsior
                                                     Institutional Trust (since 1995);
                                                     Director, Deutsche Bank Financial, Inc.
                                                     (since 1989); Director, The Harbus
                                                     Corporation (since 1951); Trustee, HSBC
                                                     Funds Trust and HSBC Mutual Funds Trust
                                                     (since 1988).

W. Wallace                Director                   Director, Excelsior
McDowell, Jr.                                        and Excelsior Tax-Exempt
Fund                                                 Fund (since 1996); Trustee,
c/o Prospect Capital                                 Excelsior Institutional Trust
   Corp.                                             and Excelsior Funds
43 Arch Street                                       (since 1994); Private Investor
Greenwich, CT  06830                                 (since  1994); Managing Director,
Age: 60                                              Morgan Lewis Githens & Ahn (from 1991
                                                     to 1994); and Director, U.S. Homecare
                                                     Corporation (since 1992), Grossmans,
                                                     Inc. (from 1993 to 1996), Children's
                                                     Discovery Centers (since 1984), ITI
                                                     Technologies, Inc. (since 1992) and
                                                     Jack Morton Productions (since 1987).

Jonathan Piel             Director                   Director, Excelsior Fund and
558 E. 87th Street                                   Excelsior Tax-Exempt Fund
New York, NY  10128                                  (since 1996); Trustee, Excelsior
Age: 58                                              Institutional Trust and
                                                     Excelsior Funds (since 1994);
                                                     President, Scientific American, Inc.
                                                     (from 1984 to 1986); Vice President and
                                                     Editor, Scientific American, Inc. (from
                                                     1986 to 1994); Director, Group for The
                                                     South Fork, Bridgehampton, New York
                                                     (since 1993); and Member, Advisory
                                                     Committee, Knight Journalism
                                                     Fellowships, Massachusetts Institute of
                                                     Technology (since 1984).

Robert A. Robinson        Director                   Director of Excelsior Fund
Church Pension Fund                                  and Excelsior Tax-Exempt
800 Second Avenue                                    (since 1997); Director of UST
New York, NY  10017                                  Master Variable Series, Inc.
Age: 71                                              Excelsior Institutional Trust (since
                                                     1995); President Emeritus, The
                                                     Church Pension Fund and its
                                                     affiliated companies (since 1966);
                                                     Trustee, H.B. and F.H. Bugher
                                                     wholly owned subsidiaries --
                                                     Rosiclear Lead and Flourspar Mining
                                                     Co. and The Pigmy Corporation (since
                                                     Publishing Co. (since 1974); (from
                                                     1994 to June 1997); Trustee of
                                                     Trustee, HSBC Funds Trust and HSBC
                                                     Foundation and Director of its
                                                     Mutual Funds Trust (since 1982);
                                                     1984); Director, Morehouse
                                                     Director, Infinity Funds, Inc. (since 1995).



                                         Position                             Principal Occupation
                                         with the                             During Past 5 Years and
Name and Address                         Companies                            Other Affiliations
----------------                         ---------                            -----------------------

Alfred C. Tannachion/1/                 Director                              Retired; Director of
6549 Pine Meadows Drive                                                       Excelsior Fund and
Spring Hill, FL  34606                                                        Excelsior Tax-Exempt
Age: 71                                                                       (since 1985); Chairman
                                                                              of the Board, President and Treasurer
                                                                              of UST Master Variable Series, Inc.
                                                                              (from 1994 to June 1997); Trustee of
                                                                              Excelsior Institutional Trust (since
                                                                              1995).

W. Bruce McConnel, III                  Secretary                             Partner of the law firm of Drinker
Philadelphia National                                                         Biddle & Reath LLP.
Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 54

Greg Sackos                             Assistant                             Second Vice President,     Senior
Chase Global Funds                      Secretary                             Manager of Blue Sky Compliance
 Services Company                                                             and Financial Reporting, Chase
73 Tremont Street                                                             Global Funds Services Company
Boston, MA  02108-3913                                                        (March 1997 to present); Second
Age: 32                                                                       Vice President, Senior Manager of
                                                                              Financial Reporting, Chase Global
                                                                              Funds Services Company (September
                                                                              1996 to March 1997); Assistant Vice
                                                                              President, Assistant Manager of
                                                                              Financial Reporting, Scudder, Stevens &
                                                                              Clark Inc. (October 1992 to September
                                                                              1996).

John M. Corcoran                        Assistant                             Vice President, Director of
Chase Global Funds                      Treasurer                             Administration, Client Group,
  Services Company                                                            Chase Global Funds Services
73 Tremont Street                                                             Company (since July 1996);
Boston, MA  02108-3913                                                        Second Vice President, Manager
Age: 32                                                                       of Administration, Chase Global Funds
                                                                              Services Company (from
                                                                              October 1993 to July 1996); Audit
                                                                              Manager, Ernst & Young LLP (from August
                                                                              1987 to September 1993).


/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

          Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Companies. The employees of Chase Global Funds Services Company do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of the Companies. As of July ___, 1997, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding Shares of each Fund of the Company, and less than 1% of the outstanding Shares of all funds of the Company in the aggregate.

          The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.


                               Pension or
                               Retirement                   Total
                               Benefits                     Compensation
                               Accrued as                   from the Companies
Aggregate                      Part of                      and Fund
Name of                        Compensation from  Fund      Complex* Paid
Person/Position                each Company       Expenses  to Directors
-----------------------------  -----------------  --------  ------------------

Donald L. Campbell             $27,000            None           $31,750 (4)**
Director

Rodman L. Drake***             $ 7,500            None           $12,250 (4)**
Director

Joseph H. Dugan                $30,000            None           $35,000 (4)**
Director

Wolfe J. Frankl                $30,000            None           $35,000 (4)**
Director

W. Wallace McDowell, Jr.***    $ 4,500            None           $ 9,250 (4)**
Director

Jonathan Piel***               $ 7,500            None           $12,500 (4)**
Director

Robert A. Robinson             $30,000            None           $35,000 (4)**
Director

Alfred C. Tannachion****       $40,000            None           $45,000 (4)**
Director

Frederick S. Wonham****        $30,000            None           $35,000 (4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director serves as director or trustee.

/***/          Messrs. Drake, McDowell and Piel were elected to the Board of
          Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/         Mr. Tannachion served as Excelsior Fund's Chairman of the Board,
          President and Treasurer until February 13, 1997. On that date Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, U.S. Trust has agreed to provide the services described in the Prospectuses. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, the particular Company paid U.S. Trust New York advisory fees of $62,036, $142,883, $634,922, $149,283,
$801,081 and $374,134 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $14,308, $8,255, $121,999, $12,322, $84,360 and advisory $26,819 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1996, the particular Company paid U.S. Trust New York advisory fees of $46,513, $187,185, $602,962, $116,249,
$754,048 and $391,724 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $20,410, $22,783, $46,807, $26,523, $117,024 and advisory $47,791 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1997, the particular Company paid U.S. Trust New York advisory fees of $63,713, $217,254, $1,185,427, $95,564,
$741,452 and $457,137 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $21,478, $35,586, $77,751, $28,208, $140,769 and $69,305 with respect to the ST Government, IT

Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in all aspects of the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under administration agreements having substantially the same terms as the Administration Agreements currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Tax-Exempt Fund paid the former administrators $82,797, $386,614 and $123,173 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid the administrators $39,116, $66,481 and $154,370 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, the former administrators waived administration fees totalling $2,634, $19, $1,051, $356, $3,455 and $321 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, the Excelsior Tax-Exempt Fund paid the former administrators $23,993, $124,638 and $41,586 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid the former administrators $11,576, $26,526 and $43,727 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, the former administrators waived administration fees totalling $64, $543, $474, $140, $820 and $160 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $33,906, $258,662 and $91,594 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $38,330, $64,035 and $89,196 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $30, $1,567, $412, $15,466, $494 and $1,782 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $97,345, $646,262 and $253,504 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $81,987, $175,090 and $348,102 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totalling $31, $2,476, $880, $15,562, $983 and $3,433 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

Service Organizations
---------------------

     As stated in the Prospectus, a Company will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by the Companies;
(c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of the Companies' distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Companies to Customers; (j) receiving, tabulating and transmitting to the Companies proxies executed by Customers with respect to annual and special meetings of shareholders of the Companies; (k) providing reports (at least monthly, but more frequently if so requested by the Companies' distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as the Companies or a Customer may reasonably request.

          The Companies' agreements with Service Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the

1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Service Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Service Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Service Organizations under the Plans totalled $28,304, $26,684 and $12,678; $141,258, $118,114 and $87,815; $70,956, $22,586 and $27,140; $21,479, $20,504
and $4,466; $36,495, $24,893 and $439; and $78,219, $47,693 and $28,171 with respect to the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds, respectively. Of these respective amounts, $28,304, $26,684 and $11,475; $139,275, $115,826 and
$74,979; $68,722, $22,586 and $25,075; $21,479, $20,504 and $3,649; $37,886,
$21,217 and $8,041; and $77,650, $46,426 and $20,247 were paid to affiliates of
U.S. Trust with respect to the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their advisory and administrative services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Companies' Directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing service; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the custodian agreements, Chase has agreed to (i) maintain a separate account or accounts for each of the Funds;
(ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Companies concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Companies concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreements, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Investment Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities of each of the Funds. Purchases and sales of portfolio securities will usually be principal transactions without brokerage commissions.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Funds' turnover rates may remain higher than those of many other investment companies with similar investment objectives and policies. However, since brokerage commissions are not normally paid on instruments purchased by the Funds, portfolio turnover is not expected to have a material effect on the net income of any of the Funds. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' prospectuses for the Funds' portfolio turnover rates.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or markdown. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fee payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Companies as of the close of their most recent fiscal year. As of March 31, 1997, the following Funds held the following securities issued by the Companies' regular brokers or dealers or their parents:

                             INDEPENDENT AUDITORS
                             --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectuses and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Companies and will pass upon the legality of the Shares offered by the Prospectuses.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectuses.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Shares, if the shareholder has not held such Shares for at least six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Tax-Exempt Funds
----------------

          As stated in their Prospectus, the Tax-Exempt Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

          In order for a Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of such Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, each of the Tax-Exempt Funds will notify its shareholders of the portion of the dividends paid by that Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by that Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by that Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by each of the Tax-Exempt Funds with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from that Tax-Exempt Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry a Tax-Exempt Fund's Shares generally is not deductible for Federal income tax purposes. In addition, if a shareholder holds Tax-Exempt Fund Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

Taxation of Certain Financial Instruments
-----------------------------------------

          Generally, futures contracts held by the Funds at the close of their taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss, without regard to the length of time a Fund has held the futures contract (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. Futures contracts to sell will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Fund. Losses as to futures contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also are applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules, and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long term and no more than 40 percent of any net loss may be treated as short term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "30% test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described above, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of a Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

                              *        *        *

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

Yields and Performance
----------------------

          The Funds may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                              a-b
               Yield = 2 [(-------- + 1)/to the sixth power/ - 1]
                              cd

          Where:    a =  dividends and interest earned during the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = average daily number of Shares outstanding that were entitled to receive dividends.

                    d = maximum offering price per Share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), each of the Funds computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. Each of the Funds calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by each of the Funds to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period and that Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula). Based on the foregoing calculations, the effective yields for Shares of the IT Tax-Exempt, LT Tax-Exempt, Managed Income, Short-Term Tax-Exempt, IT Income and ST Government Funds for the 30-day period ended March 31, 1997 were ____%, ____%, ____%, ____%, ____% and ____%, respectively.

          The "tax-equivalent" yield of the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%. Based on the foregoing calculations, the tax-equivalent yields of the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds for the 30-day period ended March 31, 1997 were ____%, ____% and ____%, respectively.

          Each Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV  /to the one divided by nth power/
                    T = [(-----) - 1]
                            P

               Where:    T =  average annual total return.

                       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                         P =  hypothetical initial payment of $1,000.

                         n = period covered by the computation, expressed in years.

     Each Fund may also advertise the "aggregate total return" for its Shares, which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                         ERV
             Aggregate Total Return = [(------)] - 1
                                          P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV', in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total returns for Shares of the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund,

LT Tax-Exempt Fund, ST Government Fund, IT Income Fund and Managed Income Fund for the one year period ended March 31, 1997 were 3.55%, 4.58%, 5.47%, 4.77%, 3.75% and 3.17%, respectively. The average annual total returns for the IT Tax-Exempt Fund, LT Tax-Exempt Fund and Managed Income Fund for the five year period ended March 31, 1997 were 6.65%, 8.80% and 7.16%, respectively. The average annual total returns for the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds for the ten year period ended March 31, 1997 were 6.81%, 9.42% and 8.57%, respectively. The average annual total returns for the Short-Term Tax-Exempt, IT Income and ST Government Funds for the period from their commencement of operations (December 31, 1992) to March 31, 1997 were 3.91%, 5.51% and 4.73%, respectively.

     The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     The total return and yield of a Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street
                               ----- --------  ------  --------  --- ---- ------
Journal and The New York Times, or in publications of a local or regional
-------     --- --- ---- -----
nature, may also be used in comparing the performance of a Fund.
Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected each Fund's performance.

     The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisement, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectuses, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities and the allocable portion of any general assets with respect to a particular Fund are conclusive.

          As of July ___, 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of each Company's outstanding Shares on behalf of their customers.

          As of July __, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of the outstanding shares of a Fund were as follows:


                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Reports") for the fixed income and tax-exempt fixed income portfolios are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Reports are incorporated by reference herein. The financial statements included in the 1997 Annual Reports for the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds have been audited by the Companies' independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997
          -----------------
Annual Reports and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   New York Intermediate-Term Tax-Exempt Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the New York Intermediate-Term Tax-Exempt Fund (the "Fund"), an investment portfolio of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Fund ("Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Tax-Exempt Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                  Page
                                                  ----

INVESTMENT OBJECTIVE AND POLICIES...............     1

     Additional Information on Portfolio
       Instruments..............................     1
     Risk Factors Relating to
       New York Municipal Obligations...........     7
     Additional Investment Limitations..........    23

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..    24

INVESTOR PROGRAMS...............................    26

     Systematic Withdrawal Plan.................    26
     Exchange Privilege.........................    28
     Other Investor Programs....................    28

DESCRIPTION OF CAPITAL STOCK....................    28

MANAGEMENT OF THE FUND..........................    30

     Directors and Officers.....................    30
     Investment Advisory and Administration
       Agreements...............................    37
     Service Organizations......................    38
     Expenses...................................    40
     Custodian and Transfer Agent...............    40

PORTFOLIO TRANSACTIONS..........................    41

INDEPENDENT AUDITORS............................    43

COUNSEL.........................................    44

ADDITIONAL INFORMATION CONCERNING TAXES.........    44

     Federal....................................    44
     Taxation of Certain Financial Instruments..    46

PERFORMANCE AND YIELD INFORMATION...............    48

MISCELLANEOUS...................................    51

FINANCIAL STATEMENTS............................    52

APPENDIX A                                        A-1

                       INVESTMENT OBJECTIVE AND POLICIES
                       ---------------------------------

          The investment objective of the Fund is to provide New York investors with as high a level of current interest income exempt from Federal income tax, and, to the extent possible, from New York state and New York City personal income taxes, as is consistent with relative stability of principal. Under normal market conditions, at least 80% of the Fund's assets will be invested in Municipal Obligations (as defined in the Prospectus), and at least 65% of the Fund's assets will be invested in New York Municipal Obligations (as defined in the Prospectus). The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus.


Additional Information on Portfolio Instruments
-----------------------------------------------

          Municipal Obligations
          ---------------------

          Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from general Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Obli gations are "general obligation" and "revenue" issues, but the Fund's portfolio may also include "moral obligation" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser"), the Fund's investment adviser ("U.S. Trust" or the "Investment Adviser"), will consider such an event in determining whether the Fund should continue to hold the obligation.

          The payment of principal and interest on most securi ties purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Fund's Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facil ities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, as amended, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Excelsior Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Obligations for investment by the Fund and the liquidity and value of its portfolio. In such an event, the Fund would reevaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

          Opinions relating to the validity of Municipal Obli gations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Investment Adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          Money Market Instruments
          ------------------------

          Certificates of deposit acquired by the Fund within the limits set forth in the Prospectus will be those of (i)domestic branches of U.S. banks which are members of the Federal Reserve System or are insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or (ii) savings and loan associations which are insured by the Savings Association Insurance Fund of the FDIC. (The foregoing limitation does not preclude the Fund from acquiring Municipal Obligations which are backed by letters of credit issued by foreign banks.)

          Tax-exempt commercial paper purchased by the Fund will consist of issues rated at the time of purchase "A-2" or higher by S&P or "Prime-2" or better by Moody's or, if not rated, determined to be of comparable quality by the Investment Adviser. These rating symbols are described in Appendix A hereto.

          Insured Municipal Obligations
          -----------------------------

          The Fund may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations as described in the Prospectus. Although insurance coverage for the Municipal Obligations held by the Fund reduces credit risk by insuring that the Fund will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. The Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

          When-Issued and Forward Transactions
          ------------------------------------

          When the Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          The Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When the Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Futures Contracts
          -----------------

          The Fund may invest in interest rate futures contracts and municipal bond index futures contracts. Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Fund is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will approximately equal offsetting losses in its futures positions. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sale of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Miscellaneous
          -------------

          The Fund may not invest in oil, gas, or mineral leases.

Risk Factors Relating to New York Municipal Obligations
-------------------------------------------------------

          Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

STATE ECONOMY.  New York is the third most populous state in the nation and has
-------------
a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

          The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

          There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-1998 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Between 1975 and 1990, total employment grew by 21.3 percent while the labor force grew only by 15.7 percent, unemployment fell from 9.5 percent to 5.2 percent of the labor force. In 1991 and 1992, however, total employment in the State fell by 5.5 percent. As a result, the unemployment rate rose to 8.5 percent reflecting a recession that has had a particularly strong impact on the entire Northeast. Calendar years 1993 and 1994 saw only a partial recovery, with the unemployment rate decreasing to 7.8 percent and 6.9 percent, respectively. The unemployment rate for 1995 was 6.3 percent and was projected by the Division of Budget to be 6.2 percent for 1996.

STATE BUDGET.  The State Constitution requires the governor (the "Governor") to
------------
submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and was based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year (the "1996-97 State Financial Plan").

          The Governor presented his 1997-98 Executive Budget to the Legislature on January 14, 1997. It is expected that the Governor will prepare amendments to his Executive Budget as permitted under law. There can be no assurance that the Legislature will enact the Executive Budget as proposed by the Governor into law, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

          The 1997-98 Executive Budget projected balance on a cash basis in the General Fund. It reflected a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending, and efficiency and productivity initiatives. Total General Fund receipts and transfers from other funds were projected to be $32.88 billion, a decrease of $88 million from total receipts projected in the 1996-97 fiscal year. Total General Fund disbursements and transfers to other funds were projected to be $32.84 billion, a decrease of $56 million from spending totals projected for the 1996-1997 fiscal year. As compared to the 1996-97 State Financial Plan, the 1997-98 Executive Budget proposed a year-to-year decline in General Fund spending of 0.2 percent. State funds spending (i.e., General Fund plus other dedicated funds, with the exception of federal aid) was projected to grow by 1.2 percent. Spending from all governmental funds (excluding transfers) was proposed to increase by 2.2 percent from the prior fiscal year.

          In the 1997-98 Executive Budget, the Governor indicated that, before taking action to balance the 1997-98 financial plan, the budget forecast projected an imbalance of almost $2.3 billion. Before reflecting any actions proposed by the Governor to restrain spending, General Fund disbursements for 1997-98 were projected to grow by approximately 4 percent. This increase would have resulted from growth in Medicaid, higher fixed costs such as pensions and debt service, collective bargaining agreements, inflation, and the loss of non-recurring resources that offset spending in 1996-97. General Fund receipts were projected to fall by roughly 3 percent. This reduction would have been attributable to modest growth in the State's economy and underlying tax base, the loss of non-recurring revenues available in 1996-97 and implementation of previously enacted tax reduction programs. The 1997-98 Executive Budget proposed to close this gap primarily through a series of spending reductions and Medicaid cost containment measures, the use of a portion of the 1996-97 projected budget surplus, and other actions, with a projected 1997-98 closing fund balance in the General Fund of $397 million.

          The 1997-98 Executive Budget projected General Fund receipts of $33.02 billion and $33.91 billion for 1998-99 and 1999-2000, respectively. The receipts projections were prepared on the basis of an economic forecast of a steadily growing national economy, in an environment of low inflation and slow employment growth. The forecast for the State's economic performance likewise was for slow but steady economic growth. The receipt projections reflected tax reductions proposed in the 1997-98 Executive Budget that will reduce receipts by an estimated $798 million in 1998-99 and at $1.43 billion in 1999-2000. The bulk of previously enacted tax reductions are annualized in 1997-98 and their impact in the out years was largely proportional to projected growth in the underlying tax liability.

          Disbursements from the General Fund are projected at $34.60 billion in 1998-99 and $35.93 billion in 1999-2000, before assuming additional spending efficiencies and/or additional federal revenue maximization. Assuming implementation of proposed cost containment and other actions proposed in the 1997-98 Executive Budget, annual disbursements for fiscal years 1998-99 and 1999-2000 grow by $1.77 billion and $1.33 billion, respectively.

          The Executive Budget contained projections of a potential imbalance in the 1998-1999 fiscal year of $988 million and in the 1999-2000 fiscal year of $1.2 billion, assuming implementation of the 1997-1998 Executive Budget recommendations and implementation of $600 million and $800 million of unspecified efficiency initiatives and other actions in the 1998-1999 and 1999-2000 fiscal years, respectively. The Executive Budget stated that the assumed unspecified efficiency initiatives and other actions for such fiscal years are comparable with reductions over the past several years, and that the Governor plans to make additional proposals to limit State spending in order to address any potential remaining gap.

          It is expected that the 1997-98 financial plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce, and efficiency and productivity initiatives.

          The Division of the Budget believed that the economic assumptions and projections of receipts and disbursements accompanying the 1997-98 Executive Budget were reasonable. However, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State but also by entities, such as the federal government, that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

          To make progress toward addressing recurring budgetary imbalances, the 1997-98 Executive Budget proposed significant actions to align recurring receipts and disbursements in future fiscal years. However, there can be no assurance that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance or to align recurring receipts and disbursements in either 1997-98 or in future fiscal years. In the State's 1997-98 fiscal year and in certain recent fiscal years, the State has failed to enact a budget prior to the beginning of the State's fiscal year.

          In addition, there has been discussion of additional tax reductions, beyond those reflected in the State's current projections for 1997-98 and the out years that, if enacted, could make it more difficult to achieve budget balance over this period. In particular, modifying the State's sales tax treatment of clothing has been discussed. The State now receives approximately $700 million annually under the current tax statutes from taxation on clothing, and localities receive a roughly equivalent amount.

          Uncertainties with regard to both the economy and potential decisions at the federal level add further pressure on future budget balance in New York State. Risks to the financial plan include either a financial market or broader economic "correction" during the period, a risk heightened by the relatively lengthy expansions currently underway. In addition, a normal "forecast error" of one percentage point in the expected growth rate could raise or lower receipts by $600 million during the last year of the projection period. Potential changes to federal tax law could alter the federal definitions of income on which many State taxes rely. Similarly, the financial plan assumed no significant federal disallowances or other actions which could affect State finances.

          On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families program
(TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant.

          On October 16, 1996, the Governor submitted the State's TANF implementation plan to the federal government as required under the new federal welfare law. On December 13, 1996, the State's plan was approved by the federal government. Legislation will be required to implement the State's TANF plan, and the Governor has introduced legislation necessary to conform with federal law.

          States are required to comply with the new federal welfare reform law no later than July 1, 1997. There can be no assurances that the State Legislature will enact welfare reform proposals as submitted by the Governor and as required under federal law.

          An additional risk to the financial plan arises from the potential impact of certain litigation now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. Specifically, in the case of Tug Buster Bouchard et al. v. Wetzler, the Division of the Budget believed that the court's decision, as interpreted by the State, would reduce tax revenues by approximately $5 million in 1997-98 and $2 million thereafter.

RECENT FINANCIAL RESULTS.  The General Fund is the principal operating fund of
------------------------
the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

          The General Fund was projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other funds were projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Fund disbursements and transfers to other funds were projected to be $33.12 billion for the 1996-97 fiscal year, an increase of $444 million from the total in the prior fiscal year.

          The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1996 showed an accumulated deficit in its combined governmental funds of $1.23 billion, reflecting liabilities of $14.59 billion and assets of $13.35 billion.

  DEBT LIMITS AND OUTSTANDING DEBT.  There are a number of methods by which the
  --------------------------------
State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the
                      ----
borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") to restructure the way the State makes certain local aid payments.

          In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it was required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

          On January 13, 1992, Standard & Poor's Corporation ("Standard & Poor's") reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

          The State had anticipated that its capital programs would be financed, in part, by State and public authorities borrowings in 1996-97. The State had expected to issue $411 million in general obligation bonds (including $153.6 million for purposes of redeeming outstanding bond anticipation notes) and $154 million in general obligation commercial paper. The Legislature had also authorized the issuance of up to $101 million in certificates of participation during the State's 1996-97 fiscal year for equipment purchases. The projection of the State regarding its borrowings may change if circumstances require.

          In November 1996 voters approved a $1.75 billion State general obligation bond referendum to finance various environmental improvement and remediation projects. As a result, the amount of general obligation bonds issued during the 1996-97 fiscal year may increase above the $411 million currently included in the 1996-97 borrowing plan to finance a portion of this new program.

          Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $735 million for the 1995-96 fiscal year, and were estimated to be $719 million for the 1996-97 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by

LGAC were $340 million for the 1995-96 fiscal year, and were estimated to be $323 million for 1996-97.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

LITIGATION.  Certain litigation pending against New York State or its officers
----------
or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segre gation in the City of Yonkers; (6) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to the imposition of surcharges on inpatient hospital bills; (7) challenges to certain aspects of petroleum business taxes; (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) a challenge to the constitutionality of a State lottery game; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for children with handicapped conditions; and (ii) challenges to regulations promulgated by the Superintendent of Insurance establishing excess malpractice premium rates for the 1986-87 through 1995-96 and 1996-97 fiscal years, respectively.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

          The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State.
Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the fiscal year ended March 31, 1996, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $474 million.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.


AUTHORITIES.  The fiscal stability of New York State is related, in part, to the
-----------
fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that are State-supported or State-related. As of September 30, 1995, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more.

The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $73.45 billion.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commit ments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

NEW YORK CITY AND OTHER LOCALITIES.  The fiscal health of the State of New York
----------------------------------
may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

          For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York

State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

          In 1975, Standard & Poor's suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from Standard & Poor's. On July 2, 1985, Standard & Poor's revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, Standard & Poor's downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. Standard & Poor's stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legisla ture created the Municipal Assistance Corporation ("MAC") in 1975.
Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authoriz ing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of March 31, 1997, MAC had outstanding an aggregate of approximately $4.592 billion of its bonds. MAC is authorized to issue bonds and notes to refunds its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.

          As of March 31, 1997, the City had received an aggregate of approximately $4.85 billion from MAC for certain authorized uses by the City exclusive of capital purposes. In addition, the City had received an aggregate of approximately $2.352 billion from MAC for capital purposes in exchange for serial bonds in a like principal amount, of which $191 million was held by MAC as of March 31, 1997, after $569.1 million was redeemed on January 7, 1997. MAC has also exchanged $1.839 billion principal amount of MAC bonds for City debt, of which approximately $57.1 million was redeemed on January 7, 1997. MAC made the $609.3 million of net redemption proceeds available to the City for capital financing.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          On May 8, 1997, the City released the Financial Plan for the 1998 through 2001 fiscal years (the "1998-2001 Financial Plan"), which relates to the City, the Board of Education ("BOE") and the City University of New York ("CUNY") and was based on the Executive Budget and Budget Message for the City's 1998 fiscal year (the "City Executive Budget"). The City Executive Budget and the 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The City Executive Budget and the 1998-2001 Financial Plan included increased tax revenue projections and additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization and other initiatives. In addition, the City Executive Budget and the 1998-2001 Financial Plan set forth gap-closing actions to eliminate a previously projected gap of $720 million for the 1998 fiscal year, after taking into account the prepayment in the 1997 fiscal year of $856 million of debt service due in the 1998 and 1999 fiscal years. The gap-closing actions for the 1998 fiscal year included (i) additional agency actions totaling $660 million;
(ii) the prepayment in the 1998 fiscal year of $200 million of debt service due in the 1999 fiscal year; (iii) the proposed sale of various assets; (iv) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (v) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The City Executive Budget is subject to approval by the City Council, and there can be no assurance that the City Executive Budget will be adopted in its proposed form. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $2.0 billion, $2.9 billion and $2.7 billion for the 1999 through 2001 fiscal years, respectively.

          The 1998-2001 Financial Plan included a proposed tax reduction program totaling $284 million, $651 million, $895 million and $1.2 billion in the 1998 through 2001 fiscal year, respectively. The tax reduction program included a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, as well as a proposed reduction in the City property tax and personal income tax which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

          The 1998-2001 Financial Plan assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1997 and is projected to provide revenue (if extended) of $169 million, $501 million and $531 million in the 1998 through 2000 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and is projected to provide revenue (if extended) of $190 million and $527 million in the 1999 and 2000 fiscal years, respectively; (ii) collection of the project rent payments for the City's airports, totalling $270 million and $180 million in the 1998 and 1999 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions;
(iii) the ability of the New York City Health and Hospital Corporation to identify actions to offset substantial City and State revenue reductions and the receipt by BOE of additional State aid; and (iv) State approval of the cost containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but not provided for in the Governor's 1997-1998 Executive Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress, but not certain of the costs resulting from legislation proposed by the Governor, which would, if enacted, implement such Federal welfare legislation. Moreover, certain of the proposed entitlement cost containment and other initiatives included in the 1998-2001 Financial Plan have been previously considered and rejected by the Legislature. The nature and extent of the impact on the City of the State budget, when adopted, is uncertain, and no assurance can be given that the State actions included in the State adopted budget may not have a significant adverse impact on the City's budget and its financial plan.

          The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the HHC and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

          Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority, was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York City Municipal Water Finance Authority ("Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes or the Water Authority or the Finance Authority were unable to sell its bonds, the City would be prevented from meeting its planned capital and operating expenditures. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

          The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment. It is expected that the City Comptroller and other agencies will issue reports in the near future commenting on the City Executive Budget and/or the 1998-2001 Financial Plan.

          The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The City has issued $2.4 billion of short-term obligations in fiscal year 1997 to finance the City's current estimate of its seasonal cash flow needs for the 1997 fiscal year. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion and $2.25 billion in the 1993 and 1992 fiscal years, respectively. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal year.

          Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the State's projections of its receipts and disbursements.

          Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the Legislature to assist Yonkers could result in allocation of New York State resources in amounts that cannot yet be determined.

          Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

          Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in New York State other than New York City was approximately $17.7 billion. A small portion (approximately $82.9 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.
Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.


Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the following investment limitations, which may be changed only by a vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus).

          The Fund may not:

          1. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

          2. Purchase securities on margin, make short sale of securities, or maintain a short position; provided that the Fund may enter into futures contracts and futures options;

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies, and limitations may be deemed to be underwriting;

          4. Purchase or sell real estate, except that the Fund may invest in Municipal Obligations secured by real estate or interests therein;

          5. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Fund may enter into futures contracts and futures options;

          6. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that the Fund may enter into futures contracts and futures options;

          7. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation; and

          8. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitations might be considered to be the issuance of a senior security; provided that the Fund may enter into futures contracts and futures options.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks and qualified banks, savings and loan associations, broker/dealers, and other institutions ("Shareholder Organizations") that have entered into servicing agreements with Excelsior Tax-Exempt Fund. Shares are also sold directly to institutional investors ("Institutional Investors") and members of the general public ("Direct Investors", and collectively with Institutional Investors, "Investors"). Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Fund are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Tax-Exempt Fund's sub-transfer agent.

          Prior to March 1, 1997, Shares of the Fund were offered for sale with a maximum sales charge of 4.50%. For the fiscal year ended March 31, 1997, total sales charges paid by shareholders of the Fund were $______. The Distributor retained $___ of the foregoing sales charges with respect to the Fund for the fiscal year ended March 31, 1997. The balance was paid to selling dealers. No sales charges were imposed in connection with sales of Shares of the Fund during the fiscal years ended March 31, 1996 and 1995.

          Excelsior Tax-Exempt Fund may suspend the right of redemption or postpone the date of payment for Shares for more than seven days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market price of the Fund's portfolio securities.

          Excelsior Tax-Exempt Fund reserves the right to honor any request for redemption or repurchase of the Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Tax-Exempt Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under limited circumstances, Excelsior Tax-Exempt Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                         ---------
reorganization or statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------


Systematic Withdrawal Plan
--------------------------

          An Investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

     (1)  A fixed-dollar withdrawal;

     (2)  A fixed-share withdrawal;

     (3) A fixed-percentage withdrawal (based on the current value of the account); or

     (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Fund's sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares. Amounts paid to Investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in the Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.


Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for Shares of any other portfolio of Excelsior Tax-Exempt Fund or Excelsior Funds, Inc. ("Excelsior Fund" and, collectively with Excelsior Tax-Exempt Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust.
In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures relating to, such programs directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

 Other Investor Programs
 -----------------------

          As described in the Prospectus, Shares of the Fund may be purchased in connection with the Automatic Investment Program. Customers of Shareholder Organizations may obtain information on the availability of, and the fees and procedures relating to, such program directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to 14 billion full and fractional shares of capital stock and to classify or reclassify any unissued shares of Excelsior Tax-Exempt Fund into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Excelsior Tax-Exempt Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such con version or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Fund and a proportionate dis tribution, based upon the relative asset values of Excelsior Tax-Exempt Fund's portfolios, of any general assets of Excelsior Tax-Exempt Fund not belonging to any particular portfolio of Excelsior Tax-Exempt Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Tax-Exempt Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Tax-Exempt Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the outstanding shares of Excelsior Tax-Exempt Fund may elect all of Excelsior Tax-Exempt Fund's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Tax-Exempt Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Tax-Exempt Fund voting without regard to class.

          Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to
(a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of Excelsior Tax-Exempt Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Excelsior Tax-Exempt Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Tax-Exempt Fund's Common Stock (or of the Shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Tax-Exempt Fund's Charter, Excelsior Tax-Exempt Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Tax-Exempt Fund voting without regard to class.

                            MANAGEMENT OF THE FUND
                            ----------------------


Directors and Officers
----------------------

          The directors and executive officers of Excelsior Tax-Exempt Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               -----------        ------------------
Frederick S. Wonham(1)         Chairman of the    Retired; Director of
238 June Road                  Board, President   Excelsior Funds, Inc.
Stamford, CT  06903            & Treasurer        (since 1995); Trustee of
Age:  66                                          Excelsior Funds and
                                                  Excelsior Institutional
                                                  Trust (since 1995); Vice
                                                  Chairman of U.S. Trust
                                                  Corporation and U.S.
                                                  Trust New York (from
                                                  February 1990 until
                                                  September 1995);
                                                  Chairman, U.S. Trust
                                                  Connecticut (from March
                                                  1993 to May 1997).

Donald L. Campbell             Director           Retired; Director of
333 East 69th Street                              Excelsior Funds, Inc.
Apt. 10-H                                         (since 1984); Director
New York, NY  10021                               of UST Master Variable
Age: 71                                           Series, Inc. (from 1994
                                                  to June 1997); Trustee
                                                  of Excelsior
                                                  Institutional Trust
                                                  (since 1995); Director,
                                                  Royal Life Insurance Co.
                                                  of New York (since
                                                  1991).



_____________

   (1) This director is considered to be an "interested person" of Excelsior Tax-Exempt Fund as defined in the 1940 Act.


                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               -----------        ------------------

Rodman L. Drake                Director           Director, Excelsior
485 Park Avenue                                   Funds, Inc. (since
New York, New York  10022                         1996); Trustee,
Age: 54                                           Excelsior Funds and
                                                  Excelsior Institutional
                                                  Trust (since 1994);
                                                  Director, Parsons
                                                  Brinkerhoff, Inc.
                                                  (engineering firm)
                                                  (since 1995); Director,
                                                  Parsons Brinkerhoff
                                                  Energy Services Inc.
                                                  (since 1996);
                                                  President, Mandrake
                                                  Group (investment and
                                                  consulting firm)(since
                                                  1994); Director,
                                                  Hyperion Total Return
                                                  Fund, Inc. and four
                                                  other funds for which
                                                  Hyperion Capital
                                                  Management, Inc. serves
                                                  as investment adviser
                                                  (since 1991); Co-
                                                  Chairman, KMR Power
                                                  Corporation (power
                                                  plants) (from 1993 to
                                                  1996); Director, The
                                                  Latin American Growth
                                                  Fund (since 1993);
                                                  Member of Advisory Board
                                                  Argentina Private Equity
                                                  Fund L.P. (from 1992 to
                                                  1996) and Garantia L.P.
                                                  (Brazil) (from 1993 to
                                                  1996); and Director,
                                                  Mueller Industries, Inc.
                                                  (from 1992 to 1994).

Joseph H. Dugan                Director           Retired; Director of
913 Franklin Lakes Road                           Excelsior Funds, Inc.
Franklin Lakes, NJ  07417                         (since 1984); Director
Age:  72                                          of UST Master Variable
                                                  Series, Inc. (from 1994
                                                  to June 1997); Trustee
                                                  of Excelsior
                                                  Institutional Trust
                                                  (since 1995).


                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               -----------        ------------------

Wolfe J. Frankl                Director           Retired; Director of
2320 Cumberland Road                              Excelsior Funds, Inc.
Charlottesville, VA                               (since 1986); Director
22901                                             of UST Master Variable
Age: 76                                           Series, Inc. (from 1994
                                                  to June 1997); Trustee
                                                  of Excelsior
                                                  Institutional Trust
                                                  (since 1995); Director,
                                                  Deutsche Bank Financial,
                                                  Inc. (since 1989);
                                                  Director, The Harbus
                                                  Corporation (since
                                                  1951); Trustee, HSBC
                                                  Funds Trust and HSBC
                                                  Mutual Funds Trust
                                                  (since 1988).

W. Wallace McDowell, Jr.       Director           Director, Excelsior
c/o Prospect Capital                              Funds, Inc. (since
  Corp.                                           1996); Trustee of
43 Arch Street                                    Excelsior Funds and
Greenwich, CT  06830                              Excelsior Institutional
Age:  60                                          Trust (since 1994);
                                                  Private Investor (since
                                                  1994); Managing
                                                  Director, Morgan Lewis
                                                  Githens & Ahn (from 1991
                                                  to 1994) and Director,
                                                  U.S. Homecare
                                                  Corporation (since
                                                  1992), Grossmans, Inc.
                                                  (from 1993 to 1996),
                                                  Children's Discovery
                                                  Centers (since 1984),
                                                  ITI Technologies, Inc.
                                                  (since 1992) and Jack
                                                  Morton Productions
                                                  (since 1987).


                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               -----------        ------------------

Jonathan Piel                  Director           Director, Excelsior
558 E. 87th Street                                Funds, Inc. (since
New York, New York  10128                         1996); Trustee of
Age:  58                                          Excelsior Funds and
                                                  Excelsior Institutional
                                                  Trust (since 1994);
                                                  President, Scientific
                                                  American, Inc. (from
                                                  1984 to 1986); Vice
                                                  President and Editor,
                                                  Scientific American,
                                                  Inc. (from 1986 to
                                                  1994); Director, Group
                                                  for The South Fork,
                                                  Bridgehampton, New York
                                                  (since 1993); and
                                                  Member, Advisory
                                                  Committee, Knight
                                                  Journalism Fellowships,
                                                  Massachusetts Institute
                                                  of Technology (since
                                                  1984).

Robert A. Robinson             Director           Director of Excelsior
Church Pension Fund                               Funds, Inc. (since
800 Second Avenue                                 1987); Director of UST
New York, NY  10017                               Master Variable Series,
Age: 71                                           Inc. (from 1994 to June
                                                  1997); Trustee of
                                                  Excelsior Institutional
                                                  Trust (since 1995);
                                                  President Emeritus, The
                                                  Church Pension Fund and
                                                  its affiliated companies
                                                  (since 1966); Trustee,
                                                  H.B. and F.H. Bugher
                                                  Foundation and Director
                                                  of its wholly-owned
                                                  subsidiaries--Rosiclear
                                                  Lead and Flourspar
                                                  Mining Co. and The Pigmy
                                                  Corporation (since
                                                  1984); Director,
                                                  Morehouse Publishing Co.
                                                  (since 1974); Trustee,
                                                  HSBC Funds Trust and
                                                  HSBC Mutual Funds Trust
                                                  (since 1982); Director,
                                                  Infinity Mutual Funds,
                                                  Inc. (since 1995).


                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               -----------        ------------------
Alfred C. Tannachion(1)        Director           Retired; Director of
6549 Pine Meadows Drive                           Excelsior Funds, Inc.
Spring Hill, FL  34606                            (since 1985); Chairman
Age:  71                                          of the Board, President
                                                  and Treasurer of UST
                                                  Master Variable Series,
                                                  Inc. (from 1994 to June
                                                  1997); Trustee of
                                                  Excelsior Institutional
                                                  Trust (since 1995).

W. Bruce McConnel, III         Secretary          Partner of the law firm
Philadelphia National Bank                        of Drinker Biddle &
 Building                                         Reath LLP.
1345 Chestnut Street
Philadelphia, PA 19107-3497
Age:  54

Gregory Sackos                 Assistant          Second Vice President,
Chase Global Funds             Secretary          Senior Manager of Blue
  Services Company                                Sky Compliance and
73 Tremont Street                                 Financial Reporting,
Boston, MA  02108-3913                            Chase Global Funds
Age:  32                                          Services Company (March
                                                  1997 to present); Second
                                                  Vice President, Senior
                                                  Manager of Financial
                                                  Reporting, Chase Global
                                                  Funds Services Company
                                                  (September 1996 to March
                                                  1997); Assistant Vice
                                                  President, Assistant
                                                  Manager of Financial
                                                  Reporting, Scudder,
                                                  Stevens & Clark Inc.
                                                  (October 1992 to
                                                  September 1996).


_____________

   (1) This director is considered to be an "interested person" of Excelsior Tax-Exempt Fund as defined in the 1940 Act.


                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               -----------        ------------------
John M. Corcoran               Assistant          Vice President, Director
Chase Global Funds             Treasurer          of Administration Client
  Services Company                                Group, Chase Global
73 Tremont Street                                 Funds Services Company
Boston, MA 02108-3913                             (since July 1996);
Age:  32                                          Second Vice President,
                                                  Manager of
                                                  Administration, Chase
                                                  Global Funds Services
                                                  Company (from October
                                                  1993 to July 1996);
                                                  Audit Manager, Ernst &
                                                  Young LLP (from August
                                                  1987 to September 1993).

     Each director of Excelsior Tax-Exempt Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity.
Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Tax-Exempt Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Tax-Exempt Fund for acting as officers of Excelsior Tax-Exempt Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Tax-Exempt Fund. As of July __, 1997, the directors and officers of Excelsior Tax-Exempt Fund as a group owned beneficially less than 1% of the outstanding Shares of Excelsior Tax-Exempt Fund, and less than 1% of the outstanding Shares of all funds of Excelsior Tax-Exempt Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Tax-Exempt Fund's directors during the fiscal year ended March 31, 1997.


                                                           Pension or
                                                           Retirement         Total
                                                            Benefits    Compensation from
                                            Aggregate      Accrued as  Excelsior Tax-Exempt
                                        Compensation from   Part of       Fund and Fund
     Name of                                Excelsior         Fund       Complex/*/ Paid
     Person/Position                     Tax-Exempt Fund    Expenses       to Directors
     ---------------------------------  -----------------  ----------  --------------------

     Frederick S. Wonham                     $15,000         None         $35,000(4)**
     Chairman of the Board,
     President and Treasurer***

     Donald L. Campbell                      $13,500         None         $31,750(4)**
     Director

     Rodman L. Drake                         $ 3,750         None         $12,250(4)**
     Director****

     Joseph H. Dugan                         $15,000         None         $35,000(4)**
     Director

     Wolfe J. Frankl                         $15,000         None         $35,000(4)**
     Director

     W. Wallace McDowell                     $ 2,250         None         $ 9,250(4)**
     Director****

     Jonathan Piel                           $ 3,750         None         $12,500(4)**
     Director****

     Robert A. Robinson                      $15,000         None         $35,000(4)**
     Director

     Alfred C. Tannachion                    $20,000         None         $45,000(4)**
     Director*****

---------------------------

* The "Fund Complex" consists of Excelsior Funds, Inc., Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Institutional Trust and Excelsior Funds.
** Number of investment companies in the Fund Complex for which director serves as director or trustee.
*** Mr. Wonham was elected to the Board of Directors of Excelsior Tax-Exempt Fund on November 17, 1995, and has served as its Chairman, President and Treasurer since February 13, 1997.
**** Messrs. Drake, McDowell and Piel were elected to the Boards of Directors of
     Excelsior Funds, Inc. and Excelsior Tax-Exempt Fund on December 9, 1996. ***** Mr. Tannachion served as Chairman, President and Treasurer of Excelsior Tax-Exempt Fund until February 13, 1997.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Fund. In the Investment Advisory Agreement, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Fund.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Fund.

          For the fiscal years ended March 31, 1995, 1996 and 1997, Excelsior Tax-Exempt Fund paid U.S. Trust New York advisory fees of $449,781, $450,208 and $451,669, respectively, with respect to the Fund. For the same periods, U.S. Trust New York waived advisory fees totalling $17,901, $22,385 and $30,358, respectively, with respect to the Fund.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Fund's administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses of the Fund. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in all aspects of the Fund's operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Fund's administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Fund. Prior to August 1, 1995, administrative services were provided to the Fund by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Tax-Exempt Fund paid the former administrators $144,024 in the aggregate with respect to the Fund.

          For the period April 1, 1995 through July 31, 1995, Excelsior Tax-Exempt Fund paid the former administrators $46,815, in the aggregate with respect to the Fund. For the same period, former administrators waived administration fees totalling $160 with respect to the Fund.

          For the period August 1, 1995 through March 31, 1996, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $98,971 in the aggregate with respect to the Fund. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $41 with respect to the Fund.

          For the fiscal year ended March 31, 1997, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $247,181 in the aggregate with respect to the Fund. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $91 with respect to the Fund.


Service Organizations
---------------------

          As stated in the Prospectus, Excelsior Tax-Exempt Fund will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for the Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by Excelsior Tax-Exempt Fund; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating of such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of Excelsior Tax-Exempt Fund's distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from Excelsior Tax-Exempt Fund to Customers; (j) receiving, tabulating and transmitting to Excelsior Tax-Exempt Fund proxies executed by Customers with respect to annual and special meetings of shareholders of Excelsior Tax-Exempt Fund; (k) providing reports (at least monthly, but more frequently if so requested by Excelsior Tax-Exempt Fund's distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as Excelsior Tax-Exempt Fund or a Customer may reasonably request.

          Excelsior Tax-Exempt Fund's agreements with Service Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Tax-Exempt Fund. Pursuant to the Plan, Excelsior Tax-Exempt Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Tax-Exempt Fund's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of Excelsior Tax-Exempt Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Tax-Exempt Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Tax-Exempt Fund's arrangements with Service Organizations must be approved by a majority of the Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Tax-Exempt Fund's arrangements with Service Organizations are in effect, the selection and nomination of the members of Excelsior Tax-Exempt Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Tax-Exempt Fund will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Service Organizations totalled $30,408, $22,586 and $17,923, respectively, with respect to the Fund, of which $30,408, $22,586 and $17,458, respectively, was paid to affiliates of U.S. Trust.


Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their advisory and administrative services. The Fund bears the expenses incurred in its operations. Such expenses include taxes; interest; fees, including the Fund's portion of the fees paid to Excelsior Tax-Exempt Fund's directors and officers who are not affiliated with the Distributor or the Administrators; SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for any brokerage fees and commissions in connection with the purchase of portfolio securities.


Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Fund's assets. Under the custodian agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Tax-Exempt Fund's Board of Directors concerning the Fund's operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Fund, with the banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York also serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to
(i) issue and redeem Shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders;
(iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Tax-Exempt Fund concerning the Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Tax-Exempt Fund for any of its sub-transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of Excelsior Tax-Exempt Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities.

          The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Fund's turnover rate may be higher than that of many other investment companies with similar investment objectives and policies. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial

Highlights" in the Fund's prospectus for the Fund's portfolio turnover rate.

          Securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Fund, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory Agreement provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Tax-Exempt Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Tax-Exempt Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the fixed-income market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fee payable by the Fund. Such information may be useful to the Investment Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Fund.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

          Investment decisions for the Fund are made inde pendently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          Excelsior Tax-Exempt Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or its parents held by Excelsior Tax-Exempt Fund as of the close of its most recent fiscal year. As of March 31, 1997, the Fund held the following securities of Excelsior Tax-Exempt Fund's regular brokers or dealers or their parents:____________________.

                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Tax-Exempt Fund. The Fund's Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their report thereon which appears therein.

                                 COUNSEL
                                 -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Tax-Exempt Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to Excelsior Tax-Exempt Fund and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Federal
-------

          The following supplements the tax information contained in the Prospectus.

          The Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and has qualified and intends to continue to qualify as a regulated investment company. If, for any reason, the Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          As stated in the Prospectus, the Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund will not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry the Shares generally is not deductible for income tax purposes. In addition, if a shareholder holds Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

          Any net long-term capital gains realized by the Fund will be distributed at least annually. The Fund will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Shares. Such distributions will be designated as a capital gain dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."


Taxation of Certain Financial Instruments
-----------------------------------------

          Generally, futures contracts held by the Fund at the close of the Fund's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss, without regard to the length of time the Fund has held the futures contract (the "40%- 60% rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. Futures contracts to sell will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund. Losses as to futures contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, and loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long-term and no more than 40 percent of any net loss may be treated as short-term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

          The Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "30% test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to futures contracts, forward contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described above, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option, or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of the Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

                            *          *          *

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

          The Fund may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                            a-b
               Yield = 2 [(----- + 1) to the sixth power - 1]
                             cd

     Where:    a =  dividends and interest earned during the period.

          b =  expenses accrued for the period (net of reimbursements).

          c = average daily number of Shares outstanding that were entitled to receive dividends.

          d =  maximum offering price per Share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), the Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula). Based on the foregoing calculations, the Fund's standardized effective yield for the 30-day period ended March 31, 1997 was ___%.

          The "tax-equivalent" yield of the Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%.

          Based on the foregoing calculation, the tax-equivalent yield of the Fund for the 30-day period ended March 31, 1997 was ___%.

          The Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                      ERV
               T = [(-----) /to the first power divided by n/ - 1]
                       P

     Where:    T =  average annual total return.

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

          P =  hypothetical initial payment of $1,000.

          n =  period covered by the computation, expressed in years.

          The calculation is made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. The Fund's average annual total return for Shares for the period from commencement of operations (May 31, 1990) to March 31, 1997 and for the one year period ended March 31, 1997 and the five year period ended March 31, 1997 were 6.32%, 4.46% and 5.65%, respectively.

          The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return and yield of the Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes,
                                                    ----- --------  ------
Barron's, The Wall Street Journal and The New York Times, or in publications of
--------  --- ---- ------ -------     --- --- ---- -----
a local or regional nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected the Fund's performance.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of the Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to the Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Tax-Exempt Fund not belonging to a particular portfolio of Excelsior Tax-Exempt Fund. In determining the net asset value of the Fund's Shares, assets belonging to the Fund allocable to Shares are charged with the direct liabilities of the Fund allocable to Shares and with a share of the general liabilities of Excelsior Tax-Exempt Fund which are normally allocated in proportion to the relative asset values of Excelsior Tax-Exempt Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Tax-Exempt Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to the Fund, are conclusive.

          As of July __, 1997, U.S. Trust and its affiliates held sole or shared voting or investment power with respect to more than 50% of Excelsior Tax-Exempt Fund's outstanding shares on behalf of their customers.

          As of July __, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of the outstanding shares of the Fund were as follows:____________________.


                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in Excelsior Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the tax-exempt fixed income portfolios are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Fund have been audited by Excelsior Tax-Exempt Fund's independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                       California Tax-Exempt Income Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the California Tax-Exempt Income Fund (the "Fund"), an investment portfolio of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Fund ("Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Tax-Exempt Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling
(800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                           Page
                                                           ----
INVESTMENT OBJECTIVE AND POLICIES.........................   1

     Additional Information on Portfolio
       Instruments........................................   1
     Risk Factors Relating to
       California Municipal Obligations...................   7
     Additional Investment Limitations....................  20

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............  21

INVESTOR PROGRAMS.........................................  23

     Systematic Withdrawal Plan...........................  23
     Exchange Privilege...................................  23
     Other Investor Programs..............................  24

DESCRIPTION OF CAPITAL STOCK..............................  24

MANAGEMENT OF THE FUND....................................  27

     Directors and Officers...............................  27
     Investment Advisory, Sub-Advisory and
       Administration Agreements..........................  34
     Service Organizations................................  35
     Expenses.............................................  36
     Custodian and Transfer Agent.........................  37

PORTFOLIO TRANSACTIONS....................................  38

INDEPENDENT AUDITORS......................................  40

COUNSEL...................................................  40

ADDITIONAL INFORMATION CONCERNING TAXES...................  41

     Federal..............................................  41
     Taxation of Certain Financial Instruments............  43
     California...........................................  45

PERFORMANCE AND YIELD INFORMATION.........................  46

MISCELLANEOUS.............................................  50

FINANCIAL STATEMENTS......................................  51

APPENDIX A................................................ A-1

APPENDIX B................................................

                       INVESTMENT OBJECTIVE AND POLICIES
                       ---------------------------------

          The investment objective of the Fund is to provide California investors with as high a level of current interest income exempt from Federal income tax and, to the extent possible, from California state personal income taxes as is consistent with relative stability of principal. Under normal market conditions, at least 80% of the Fund's assets will be invested in Municipal Obligations (as defined in the Prospectus), and at least 65% of the Fund's assets will be invested in California Municipal Obligations (as defined in the Prospectus). The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Municipal Obligations
          ---------------------

          Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from general Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Obli gations are "general obligation" and "revenue" issues, but the Fund's portfolio may also include "moral obligation" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. United States Trust Company of New York ("U.S. Trust New York"), U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust") and United States Trust Company of California, the Fund's sub-adviser (the "Sub-Adviser") will consider such an event in determining whether the Fund should continue to hold the obligation.

          The payment of principal and interest on most securi ties purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Fund's Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facil ities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, as amended, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Excelsior Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Obligations for investment by the Fund and the liquidity and value of its portfolio. In such an event, the Fund would reevaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

          Opinions relating to the validity of Municipal Obli gations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. The Fund, its Investment Adviser and its Sub-Adviser will not review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          Money Market Instruments
          ------------------------

          Certificates of deposit acquired by the Fund within the limits set forth in the Prospectus will be those of (i)

domestic branches of U.S. banks which are members of the Federal Reserve System or are insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or (ii) savings and loan associations which are insured by the Savings Association Insurance Fund of the FDIC. (The foregoing limitation does not preclude the Fund from acquiring Municipal Obligations which are backed by letters of credit issued by foreign banks.)

          Tax-exempt commercial paper purchased by the Fund will consist of issues rated at the time of purchase "A-3" or higher by S&P or "Prime-3" or better by Moody's or, if not rated, determined to be of comparable quality by the Investment Adviser. These rating symbols are described in Appendix A hereto.

          Insured Municipal Obligations
          -----------------------------

          The Fund may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations as described in the Prospectus. Although insurance coverage for the Municipal Obligations held by the Fund reduces credit risk by insuring that the Fund will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. The Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

          When-Issued and Forward Transactions
          ------------------------------------

          When the Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          The Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When the Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's or Sub-Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser or Sub-Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Futures Contracts
          -----------------

          The Fund may invest in interest rate futures contracts and municipal bond index futures contracts. Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Fund is also subject to the Investment Adviser's or Sub-Adviser's ability to correctly predict movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will approximately equal offsetting losses in its futures positions. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sale of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Miscellaneous
          -------------

          The Fund may not invest in oil, gas, or mineral leases.

Risk Factors Relating to California Municipal Obligations
---------------------------------------------------------

          Some of the significant financial considerations relating to the Fund's investment in California Municipal Obligations are summarized below.
This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of California Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

          The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Prospectus from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California.

ECONOMIC FACTORS
----------------

          FISCAL YEARS PRIOR TO 1996-97. By the close of the 1989-90 Fiscal Year, California's revenues had fallen below projections so that the State's budget reserve, the Special Fund for Economic Uncertainties (the "Special Fund"), was fully depleted by June 30, 1990. A recession which had begun in mid-1990, combined with higher health and welfare costs driven by the State's rapid population growth, adversely affected General Fund revenues and raised expenditures above initial budget appropriations.

          As a result of these factors and others, the State confronted a period of budget imbalance. Beginning with the 1990-91 Fiscal Year and for several years thereafter, the budget required multibillion dollar actions to bring projected revenues and expenditures into balance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in the Special Fund --approaching $2.8 billion at its peak on June 30, 1993.

          By the 1993-94 Fiscal Year, the accumulated deficit was too large to be prudently retired in one year and a two-year program was implemented. This program used revenue anticipation warrants to carry a portion of the deficit over to the end of the fiscal year.

          The 1994-95 Budget Act projected General Fund revenues and transfers of $41.9 billion. Expenditures were projected to be $40.9 billion -- an increase of $1.6 billion over the prior year. As a result of the improving economy, however, the fiscal year ultimately produced revenues and transfers of $42.7 billion which more than offset expenditures of $42.0 billion and thereby reduced the accumulated budget deficit.

          With strengthening revenues and reduced caseload growth driven by an improving economy, the State entered the 1995-96 Fiscal Year budget negotiations with the smallest nominal "budget gap" to be closed in many years. The 1995-96 Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior year, and expenditures were budgeted at $43.4 billion. In addition, the Department of Finance projected that after repaying the last of the carryover budget deficit, there would be a positive balance of $28 million in the budget reserve as of June 30, 1996.

          1996-97 FISCAL YEAR. The 1996-97 Governor's Budget, released January 10, 1996, projected General Fund revenues and transfers of $45.6 billion, a 1.3% increase over 1995-96. The Governor's budget proposed two major initiatives, a 15% personal and corporate income tax cut and a revision of the trial court funding program, which would have the effect of reducing General Fund revenues. The Governor's Budget proposed General Fund expenditures of $45.2 billion. The Governor's Budget also proposed Special Fund revenues equal to expenditures, at a level of $13.3 billion.

          The May Revision of the Governor's Budget, released on May 21, 1996 ("The May Revision"), updated revenue estimates for the 1996-97 Fiscal Year, reflecting stronger economic activity in the State and thus greater revenue growth. The revised estimate was for $47.1 billion of revenues, still assuming the Governor's tax cut would be enacted, and $46.5 billion of expenditures.

          1996-97 BUDGET ACT. The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriates a budget reserve in the Special Fund of $305 million, as of June 30, 1997. The Department of Finance projects that, on June 30, 1997, the State's available borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing is anticipated.

          Revenues. The Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased in over three years), approved a 5% cut in bank and corporation taxes, to be effective for income years commencing on January 1, 1997. As a result of the Legislature's failure to enact the personal income tax cut, revenues for the Fiscal Year are estimated to be $550 million higher than projected in the May Revision, and are now estimated to total $47.643 billion, a 3.3 percent increase over the final estimated 1995-96 revenues. Special Fund revenues are estimated to be $13.3 billion.

          Expenditures. The Budget Act contains General Fund appropriations totaling $47.251 billion, a 4.0 percent increase over the final estimated 1995-96 expenditures. Special Fund expenditures are budgeted at $12.6 billion.

          The following are principal features of the 1996-97 Budget Act:

          1. Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second consecutive year, the full cost of living allowance (3.2 percent) was funded.

Proposition 98 increases have brought K-12 expenditures to almost $4,800 per pupil (also called "ADA", or "Average Daily Attendance"), an almost 15% increase over the level prevailing during the recession years. Out of this $1.6 billion total, community colleges will receive an increase in funding of $157 million for 1996-97.

          Due to higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

          2. The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings. See "Federal Welfare Reform" below.

          3. A 4.9 percent increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees.

          4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)

          5. General Fund support for the Department of Corrections was increased by about 7 percent over the prior year, reflecting estimates of increased prison population.

          6. With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

          The Budget Act did not contain any tax increases. As noted, there was a reduction in bank and corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters' Tax Credit, saving $520 million in expenditures.

          FEDERAL WELFARE REFORM. Following enactment of the 1996-97 Budget Act, Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (P.L. 104-193, the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes: (i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families ("TANF"), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.

          The Law requires states to implement the new TANF program not later than July 1, 1997 and provides California approximately $3.7 billion in block grant funds for the 1996-97 Fiscal Year. States are allowed to implement TANF as soon as possible and will receive a prorated block grant effective the date of application. The California State Plan is to be submitted in time to allow grant reductions to be implemented effective January 1, 1997 (allowing $92 million of the $163 million referred to in paragraph 2 above to be saved) and to allow the State to capture approximately $267 million in additional federal block grant funds over the currently budgeted level. None of the other federal changes needed to achieve the balance of the $660 million cost savings were enacted. Thus, in lieu of the $660 million savings initially assumed to be saved, it is now projected that savings will total approximately $360 million.

          A preliminary analysis of the Law by the Legislative Analyst's Office indicated that an overall assessment of how these changes will affect the State's General Fund will not be known for some time, and will depend on how the State implements the Law. There are many choices, including how quickly the State implements the Law; the degree to which the State elects to make up for cuts in federal aid, provide more aid to counties or cut some of its own existing programs for noncitizens; and the State's ability to avoid certain penalties written into the Law.

          1997-98 FISCAL YEAR PROPOSED BUDGET.

          On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects General Fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposes expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Governor's Budget projects a balance in the SPEU of $553 million on June 30,

1998. The Governor's Budget also anticipates about $3 billion of external borrowing for cash flow purposes during the year, with no requirement for cross-fiscal year borrowing.


          Among the major initiatives and features of the Governor's Budget are the following:

          1. A proposed 10% cut in the Bank and Corporation Tax rate, to be phased in over two years.


          2. Proposition 98 funding for K-14 schools will be increased again, as a result of stronger revenues. Per-pupil funding for K-12 schools will reach $5,010, compared to $4,220 as recently as the 1993-94 Fiscal Year. Part of the new funding is proposed to be dedicated to the completion of the current program to reduce class size to 20 pupils in lower elementary grades, and to expand the program by one grade, so that it will cover K-3rd grade.


          3. Funding for higher education will be increased consistent with a four-year "compact" established in 1995-96. There is not projected to be any increase in student fees at any of the three levels of the State higher education system.


          4. The 1997-98 proposed Governor's Budget assumes approximately $500 million in savings contingent upon federal action. The Budget assumes that federal law will be enacted to remove the maintenance-of-effect requirement for Supplemental Security Income (SSI) payments, thereby enabling the state to reduce grant levels pursuant to previously enacted state law ($279 million).
The Budget also assumes the federal government will fund $216 million in costs of health care for illegal immigrants.

          THE ORANGE COUNTY BANKRUPTCY. On December 6, 1994, Orange County, California and its Investment Pool (the "Pool") filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code. The subsequent restructuring led to the sale of substantially all of the Pool's portfolio and resulted in losses estimated to be approximately $1.7 billion (or approximately 22% of amounts deposited by the Pool investors). Approximately 187 California public entities -- substantially all of which are public agencies within the county -- had various bonds, notes or other forms of indebtedness outstanding. In some instances the proceeds of such indebtedness were invested in the Pool.

          In April, 1996, the County emerged from bankruptcy after closing on a $900 million recovery bond transaction. At that time, the County and its financial advisors stated that the County had emerged from the bankruptcy without any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County portfolio, repayment remains contingent on the outcome of litigation which is pending against investment firms and other finance professionals. Thus, it is impossible to determine the ultimate impact of the bankruptcy and its aftermath on these various agencies and their claims.


CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS.
---------------------------------------------

          Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

          REVENUE DISTRIBUTION. Certain Municipal Obligations held by the Fund may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities is unclear.

          HEALTH CARE LEGISLATION. Certain Municipal Obligations held by the Fund may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Municipal Obligations.

          The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

          Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

          California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

          These Municipal Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Municipal Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur
D. Little, Inc. prepared an update of the study and recommended that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

          MORTGAGES AND DEEDS. Certain Municipal Obligations held by the Fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

          Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

          In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute

"state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

          Certain Municipal Obligations held by the Fund may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

          Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

          PROPOSITION 13. Certain Municipal Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

          Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

          Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

          PROPOSITION 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

          PROPOSITION 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

          Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

          During the recession years of the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. In 1992, a lawsuit was filed, California Teachers'
                                                           --------------------
Association v. Gould, which challenged the validity of these off-budget loans.
--------------------
During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.

          PROPOSITION 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

          PROPOSITION 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

          1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

          2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

          3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

          4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

          5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

          6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

          7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

          8. Permits these provisions to be amended exclusively by the voters of the State of California.

          In September 1988, the California Court of Appeal in City of
                                                               -------
Westminster v. County of Orange, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511
-------------------------------
(Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently
          -------------------------
held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake
                            -------------------         ----------------
decisions.

          In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28,
             ------------------------------------------------------
1995) 11 Cal.4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal.4th 344e,
                      ----- ------  --------
the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the

City of Woodlake decision as erroneous.  The Court did not determine the
----------------
correctness of the City of Westminster decision, because that case appeared
                   -------------------
distinguishable, was not relied on by the parties in Guardino, and involved
                                                     --------
taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.
                ----------------

          Senate Bill 1590 (O'Connell), introduced February 16, 1996, would make the Guardino decision inapplicable to any tax first imposed or increased by an
    --------
ordinance or resolution adopted before December 14, 1995. The California State Senate passed the Bill on May 16, 1996 and it is currently pending in the California State Assembly. It is not clear whether the Bill, if enacted, would be constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.


          PROPOSITION 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.


       Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.


          Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.


          The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.


          Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain
"assessments" for municipal services and programs.   "Assessment" is defined to
mean any levy or charge upon real property for a special benefit conferred upon the real property.


          Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenue exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

          PROPOSITION 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the following investment limitations, which may be changed only by a vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus).

          The Fund may not:

          1. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

          2. Purchase securities on margin, make short sale of securities, or maintain a short position; provided that the Fund may enter into futures contracts and futures options;

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies, and limitations may be deemed to be underwriting;

          4. Purchase or sell real estate, except that the Fund may invest in Municipal Obligations secured by real estate or interests therein;

          5. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Fund may enter into futures contracts and futures options;

          6. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that the Fund may enter into futures contracts and futures options;

          7. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation; and

          8. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitations might be considered to be the issuance of a senior security; provided that the Fund may enter into futures contracts and futures options.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks and qualified banks, savings and loan associations, broker/dealers, and other institutions ("Shareholder Organizations") that have entered into servicing agreements with Excelsior Tax-Exempt Fund. Shares are also sold directly to institutional investors ("Institutional Investors") and members of the general public ("Direct Investors", and collectively with Institutional Investors, "Investors"). Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the

Shareholder Organization and its Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Fund are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Tax-Exempt Fund's sub-transfer agent.

          Prior to March 1, 1997, Shares of the Fund were offered for sale with a maximum sales charge of 4.50%. For the fiscal period ended March 31, 1997, total sales charges paid by shareholders of the Fund were $________. The Distributor retained $__________ of the foregoing sales charges, and the balance was paid to selling dealers.

          Excelsior Tax-Exempt Fund may suspend the right of redemption or postpone the date of payment for Shares for more than seven days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market price of the Fund's portfolio securities.

          Excelsior Tax-Exempt Fund reserves the right to honor any request for redemption or repurchase of the Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Tax-Exempt Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under limited circumstances, Excelsior Tax-Exempt Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                         ---------
reorganization or statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An Investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

     (1)  A fixed-dollar withdrawal;

     (2)  A fixed-share withdrawal;

     (3) A fixed-percentage withdrawal (based on the current value of the account); or

     (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Fund's sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares. Amounts paid to Investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in the Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for Shares of any other portfolio of Excelsior Tax-Exempt Fund or Excelsior Funds, Inc. ("Excelsior Fund") or for Trust Shares of Excelsior Institutional Trust (collectively, the "Companies"). Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Fund may be purchased in connection with the Automatic Investment Program.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to 14 billion full and fractional shares of capital stock and to classify or reclassify any unissued shares of Excelsior Tax-Exempt Fund into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Excelsior Tax-Exempt Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such con version or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Fund and a proportionate dis tribution, based upon the relative asset values of Excelsior Tax-Exempt Fund's portfolios, of any general assets of Excelsior Tax-Exempt Fund not belonging to any particular portfolio of Excelsior Tax-Exempt Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Tax-Exempt Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Tax-Exempt Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the outstanding shares of Excelsior Tax-Exempt Fund may elect all of Excelsior Tax-Exempt Fund's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Tax-Exempt Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Tax-Exempt Fund voting without regard to class.

          Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to
(a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of Excelsior Tax-Exempt Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Excelsior Tax-Exempt Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Tax-Exempt Fund's Common Stock (or of the Shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Tax-Exempt Fund's Charter, Excelsior Tax-Exempt Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Tax-Exempt Fund voting without regard to class.

                             MANAGEMENT OF THE FUND
                             ----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Tax-Exempt Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               --------------     -------------------------
Frederick S. Wonham(1)         Chairman of the    Retired; Director of
238 June Road                  Board, President   Excelsior Funds, Inc.
Stamford, CT  06903            & Treasurer        (since 1995); Trustee of
Age:  66                                          Excelsior Funds and
                                                  Excelsior Institutional
                                                  Trust (since 1995); Vice
                                                  Chairman of U.S. Trust
                                                  Corporation and U.S.
                                                  Trust Company of New
                                                  York (from February 1990
                                                  until September 1995);
                                                  Chairman, U.S. Trust
                                                  Connecticut (from March
                                                  1993 to May 1997).

Donald L. Campbell             Director           Retired; Director of
333 East 69th Street                              Excelsior Funds, Inc.
Apt. 10-H                                         (since 1984); Director
New York, NY  10021                               of UST Master Variable
Age: 71                                           Series, Inc. (from 1994
                                                  to June 1997); Trustee
                                                  of Excelsior
                                                  Institutional Trust
                                                  (since 1995); Director,
                                                  Royal Life Insurance Co.
                                                  of New York (since
                                                  1991).

------------------------
(1) This director is considered to be an "interested person" of Excelsior Tax-Exempt Fund as defined in the 1940 Act.


                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               --------------     -------------------------
Rodman L. Drake                Director           Director, Excelsior
485 Park Avenue                                   Funds, Inc. (since
New York, New York  10022                         1996); Trustee,
Age:  54                                          Excelsior Funds and
                                                  Excelsior Institutional
                                                  Trust (since 1994);
                                                  Director, Parsons
                                                  Brinkerhoff, Inc.
                                                  (engineering firm)
                                                  (since 1995); Director,
                                                  Parsons Brinkerhoff
                                                  Energy Services Inc.
                                                  (since 1996); President,
                                                  Mandrake Group
                                                  (investment and
                                                  consulting firm)(since
                                                  1994); Director,
                                                  Hyperion Total Return
                                                  Fund, Inc. and four
                                                  other funds for which
                                                  Hyperion Capital
                                                  Management, Inc. serves
                                                  as investment adviser
                                                  (since 1991); Co-
                                                  Chairman, KMR Power
                                                  Corporation (power
                                                  plants) (from 1993 to
                                                  1996); Director, The
                                                  Latin American Growth
                                                  Fund (since 1993);
                                                  Member of Advisory Board
                                                  Argentina Private Equity
                                                  Fund L.P. (from 1992 to
                                                  1996) and Garantia L.P.
                                                  (Brazil) (from 1993 to
                                                  1996); and Director,
                                                  Mueller Industries, Inc.
                                                  (from 1992 to 1994).


Joseph H. Dugan                Director           Retired; Director of
913 Franklin Lakes Road                           Excelsior Funds, Inc.
Franklin Lakes, NJ  07417                         (since 1984); Director
Age:  72                                          of UST Master Variable
                                                  Series, Inc. (from 1994
                                                  to June 1997); Trustee
                                                  of Excelsior
                                                  Institutional Trust
                                                  (since 1995).


                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               --------------     -------------------------
Wolfe J. Frankl                Director           Retired; Director of
2320 Cumberland Road                              Excelsior Funds, Inc.
Charlottesville, VA                               (since 1986); Director
22901                                             of UST Master Variable
Age: 76                                           Series, Inc. (from 1994
                                                  to June 1997); Trustee
                                                  of Excelsior
                                                  Institutional Trust
                                                  (since 1995); Director,
                                                  Deutsche Bank Financial,
                                                  Inc. (since 1989);
                                                  Director, The Harbus
                                                  Corporation (since
                                                  1951); Trustee, HSBC
                                                  Funds Trust and HSBC
                                                  Mutual Funds Trust
                                                  (since 1988).

W. Wallace McDowell, Jr.       Director           Director, Excelsior
c/o Prospect Capital                              Funds, Inc. (since
  Corp.                                           1996); Trustee of
43 Arch Street                                    Excelsior Funds and
Greenwich, CT  06830                              Excelsior Institutional
Age:  60                                          Trust (since 1994);
                                                  Private Investor (since
                                                  1994); Managing
                                                  Director, Morgan Lewis
                                                  Githens & Ahn (from 1991
                                                  to 1994) and Director,
                                                  U.S. Homecare
                                                  Corporation (since
                                                  1992), Grossmans, Inc.
                                                  (from 1993 to 1996),
                                                  Children's Discovery
                                                  Centers (since 1984),
                                                  ITI Technologies, Inc.
                                                  (since 1992) and Jack
                                                  Morton Productions
                                                  (since 1987).

                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               --------------     -------------------------
Jonathan Piel                  Director           Director, Excelsior
558 E. 87th Street                                Funds, Inc. (since
New York, New York  10128                         1996); Trustee of
Age:  58                                          Excelsior Funds and
                                                  Excelsior Institutional
                                                  Trust (since 1994);
                                                  President, Scientific
                                                  American, Inc. (from
                                                  1984 to 1986); Vice
                                                  President and Editor,
                                                  Scientific American,
                                                  Inc. (from 1986 to
                                                  1994); Director, Group
                                                  for The South Fork,
                                                  Bridgehampton, New York
                                                  (since 1993); and
                                                  Member, Advisory
                                                  Committee, Knight
                                                  Journalism Fellowships,
                                                  Massachusetts Institute
                                                  of Technology (since
                                                  1984).

Robert A. Robinson             Director           Director of Excelsior
Church Pension Fund                               Funds, Inc. (since
800 Second Avenue                                 1987); Director of UST
New York, NY  10017                               Master Variable Series,
Age: 71                                           Inc. (from 1994 to June
                                                  1997); Trustee of
                                                  Excelsior Institutional
                                                  Trust (since 1995);
                                                  President Emeritus, The
                                                  Church Pension Fund and
                                                  its affiliated companies
                                                  (since 1966); Trustee,
                                                  H.B. and F.H. Bugher
                                                  Foundation and Director
                                                  of its wholly-owned
                                                  subsidiaries--Rosiclear
                                                  Lead and Flourspar
                                                  Mining Co. and The Pigmy
                                                  Corporation (since
                                                  1984); Director,
                                                  Morehouse Publishing Co.
                                                  (since 1974); Trustee,
                                                  HSBC Funds Trust and
                                                  HSBC Mutual Funds Trust
                                                  (since 1982); Director,
                                                  Infinity Mutual Funds,
                                                  Inc. (since 1995).


                               Position with      Principal Occupation
                               Excelsior Tax-     During Past 5 years and
Name and Address               Exempt Fund        Other Affiliations
----------------               --------------     -------------------------
Alfred C. Tannachion(1)        Director           Retired; Director of
6549 Pine Meadows Drive                           Excelsior Funds, Inc.
Spring Hill, FL  34606                            (since 1985); Chairman
Age:  71                                          of the Board, President
                                                  and Treasurer of UST
                                                  Master Variable Series,
                                                  Inc. (from 1994 to June
                                                  1997); Trustee of
                                                  Excelsior Institutional
                                                  Trust (since 1995).

W. Bruce McConnel, III         Secretary          Partner of the law firm
Philadelphia National                             of Drinker Biddle &
   Bank Building                                  Reath LLP.
1345 Chestnut Street
Philadelphia, PA 19107-3497
Age:  54

Greg Sackos                    Assistant          Second Vice President,
Chase Global Funds             Secretary          Senior Manager of Blue
  Services Company                                Sky Compliance and
73 Tremont Street                                 Financial Reporting,
Boston, MA  02108-3913                            Chase Global Funds
Age:  32                                          Services Company (March
                                                  1997 to present); Second
                                                  Vice President, Senior
                                                  Manager of Financial
                                                  Reporting, Chase Global
                                                  Funds Services Company
                                                  (September 1996 to March
                                                  1997); Assistant Vice
                                                  President, Assistant
                                                  Manager of Financial
                                                  Reporting, Scudder,
                                                  Stevens & Clark Inc.
                                                  (October 1992 to
                                                  September 1996).

John M. Corcoran               Assistant          Vice President, Director
Chase Global Funds             Treasurer          of Administration Client
  Services Company                                Group, Chase Global
73 Tremont Street                                 Funds Services Company
Boston, MA 02108-3913                             (since July 1996);
Age:  32                                          Second Vice President,
                                                  Manager of
                                                  Administration, Chase
                                                  Global Funds Services
                                                  Company (from October
                                                  1993 to July 1996);
                                                  Audit Manager, Ernst &
                                                  Young LLP (from August
                                                  1987 to September 1993).

_____________

(1) This director is considered to be an "interested person" of Excelsior Tax-Exempt Fund as defined in the 1940 Act.

     Each director of Excelsior Tax-Exempt Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity.
Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Tax-Exempt Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Tax-Exempt Fund for acting as officers of Excelsior Tax-Exempt Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Tax-Exempt Fund. As of July _____, 1997, the directors and officers of Excelsior Tax-Exempt Fund as a group owned beneficially less than 1% of the outstanding Shares of the Fund, and less than 1% of the outstanding Shares of all funds of Excelsior Tax-Exempt Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Tax-Exempt Fund's directors during the fiscal year ended March 31, 1997.

                                                      Pension or
                                                      Retirement         Total
                                                       Benefits    Compensation from
                                       Aggregate      Accrued as  Excelsior Tax-Exempt
                                   Compensation from   Part of       Fund and Fund
Name of                                Excelsior         Fund       Complex/*/ Paid
Person/Position                     Tax-Exempt Fund    Expenses       to Directors
---------------                    -----------------  ----------  --------------------
Frederick S. Wonham                 $15,000             None            $14,424(4)**
Chairman of the Board,
President and Treasurer***

Donald L. Campbell                   $13,500            None            $31,750(4)**
Director

Rodman L. Drake                      $ 3,750            None            $12,250(4)**
Director****

Joseph H. Dugan                      $15,000            None            $35,000(4)**
Director

Wolfe J. Frankl                      $15,000            None            $35,000(4)**
Director

W. Wallace McDowell                  $ 2,250            None            $ 9,250(4)**
Director****

Jonathan Piel                        $ 3,750            None            $12,500(4)**
Director****

Robert A. Robinson                   $15,000            None            $35,000(4)**
Director

Alfred C. Tannachion                 $20,000            None            $45,000(4)**
Director*****

---------------------------

* The "Fund Complex" consists of Excelsior Funds, Inc., Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Institutional Trust and Excelsior Funds.
** Number of investment companies in the Fund Complex for which director serves as director or trustee.
*** Mr. Wonham was elected to the Board of Directors of Excelsior Tax-Exempt Fund on November 17, 1995, and has served as its Chairman, President and Treasurer since February 13, 1997.
**** Messrs. Drake, McDowell and Piel were elected to the Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Fund on December 9, 1996.

***** Mr. Tannachion served as Chairman, President and Treasurer of Excelsior Tax-Exempt Fund until February 13, 1997.

Investment Advisory, Sub-Advisory and Administration Agreements
---------------------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Fund. United States Trust Company of California (the "Sub-Adviser") serves as the Fund's Sub-Adviser. In the Investment Advisory and Sub-Advisory Agreements, U.S. Trust and the Sub-Adviser, respectively, have agreed to provide the services described in the Prospectus. The Investment Adviser and Sub-Adviser have also agreed to pay all expenses incurred by them in connection with their activities under the agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Fund.
The Investment Adviser and Sub-Adviser may, from time to time, voluntarily waive a portion of their respective fees, which waivers may be terminated at any time.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Fund.

          For the period from October 1, 1996 (commencement of operations) through March 31, 1997, U.S. Trust New York waived its entire advisory fee totalling $______ and reimbursed expenses totalling $_____. For the same period, the Sub-Adviser waived its entire sub-advisory fee totalling $______.

          The Investment Advisory Agreement and the Sub-Advisory Agreement provide that the Investment Adviser and the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by either of them of their duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Fund's Administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses of the Fund. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in all aspects of the Fund's operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Fund's administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Fund.

          For the period from October 1, 1996 (commencement of operations) through March 31, 1997, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York combined administration fees totalling $________ with respect to the Fund. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $_______ with respect to the Fund.

Service Organizations
---------------------

          As stated in the Prospectus, Excelsior Tax-Exempt Fund will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for the Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses;
(b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by Excelsior Tax-Exempt Fund; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating of such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of Excelsior Tax-Exempt Fund's distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service

Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from Excelsior Tax-Exempt Fund to Customers; (j) receiving, tabulating and transmitting to Excelsior Tax-Exempt Fund proxies executed by Customers with respect to annual and special meetings of shareholders of Excelsior Tax-Exempt Fund; (k) providing reports (at least monthly, but more frequently if so requested by Excelsior Tax-Exempt Fund's distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as Excelsior Tax-Exempt Fund or a Customer may reasonably request.

          Excelsior Tax-Exempt Fund's agreements with Service Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Tax-Exempt Fund. Pursuant to the Plan, Excelsior Tax-Exempt Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Tax-Exempt Fund's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of Excelsior Tax-Exempt Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Tax-Exempt Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Tax-Exempt Fund's arrangements with Service Organizations must be approved by a majority of the Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Tax-Exempt Fund's arrangements with Service Organizations are in effect, the selection and nomination of the members of Excelsior Tax-Exempt Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Tax-Exempt Fund will be committed to the discretion of such Disinterested Directors.

          For the period from October 1, 1996 (commencement of operations) through March 31, 1997, payments to Service Organizations totalled $_____ with respect to the Fund, $______ of which was paid to affiliates of U.S. Trust.

Expenses
--------

          Except as otherwise noted, the Investment Adviser, Sub-Adviser and the Administrators bear all expenses in connection with the performance of their advisory, sub-advisory and administrative services. The Fund bears the expenses incurred in its operations. Such expenses include taxes; interest; fees, including the Fund's portion of the fees paid to Excelsior Tax-Exempt Fund's directors and officers who are not affiliated with the Distributor or the Administrators; SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, sub-advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for any brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Fund's assets. Under the custodian agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Tax-Exempt Fund's Board of Directors concerning the Fund's operations. Chase is entitled to monthly fees for furnishing custodial services according to the following fee schedule: on the face value of debt securities and the market value of equity securities, a fee at the annual rate of .025%; on issues held, $50.00 for each physical issue held, $25.00 for each book-entry issue held and 1/4 of 1% of market value for each foreign issue held; on transactions, $25.00 for each physical transaction, $15.00 for each book-entry transaction and $50.00 for each foreign security transaction. In addition, Chase is entitled to reimbursement for its out-of-pocket expenses in connection with the above services. Chase may, at its own expense, open and maintain custody accounts with respect to the Fund, with the banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and

(v) make periodic reports to Excelsior Tax-Exempt Fund concerning the Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Tax-Exempt Fund for any of its sub-transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of Excelsior Tax-Exempt Fund's Board of Directors, the Investment Adviser and Sub-Adviser are responsible for, make decisions with respect to, and place orders for all purchases and sales of portfolio securities.

          The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Fund's turnover rate may be higher than that of many other investment companies with similar investment objectives and policies. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.

          Securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.
With respect to over-the-counter transactions, the Fund, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory and Sub-Advisory Agreements provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser and Sub-Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser and Sub-Adviser shall consider factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Tax-Exempt Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory and Sub-Advisory Agreements authorize the Investment Adviser and Sub-Adviser, to the extent permitted by law and subject to the review of Excelsior Tax-Exempt Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser or Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser or Sub-Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the fixed-income market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and the Sub-Adviser and does not reduce the investment advisory fee payable by the Fund. Such information may be useful to the Investment Adviser or Sub-Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser or Sub-Adviser in carrying out its obligations to the Fund.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Sub-Adviser, the Distributor, or any affiliated person of any of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Fund are made inde pendently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser and the Sub-Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may ad versely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Investment Adviser and the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          Excelsior Tax-Exempt Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the close of its most recent fiscal year. As of March 31, 1997, the Fund held the following securities of Excelsior Tax-Exempt Fund's regular brokers or dealers or their parents:____________.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Tax-Exempt Fund. The Fund's Financial Highlights included in the Prospectus and the financial statements for the period from October 1, 1996 (commencement of operations) to March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the period included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Tax-Exempt Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to Excelsior Tax-Exempt Fund and will pass upon the legality of the Shares offered by the Prospectus.

                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Federal
-------

          The following supplements the tax information contained in the Prospectus.

          The Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and has qualified and intends to continue to qualify as a regulated investment company. If, for any reason, the Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          As stated in the Prospectus, the Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund will not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry the Shares generally is not deductible for income tax purposes. In addition, if a shareholder holds Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

          Any net long-term capital gains realized by the Fund will be distributed at least annually. The Fund will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Shares. Such distributions will be designated as a capital gain dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Taxation of Certain Financial Instruments
-----------------------------------------

          Generally, futures contracts held by the Fund at the close of the Fund's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss, without regard to the length of time the Fund has held the futures contract (the "40-60 rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, and loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 60% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

          The Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "Short-Short Gain Test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to futures contracts, forward contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described above, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option, or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of the Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the Short-Short Gain Test is met.

                            *          *          *

          The foregoing discussion is based on Federal and California state tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and other local taxes.

 CALIFORNIA
 ----------

          As a regulated investment company, the Fund will be relieved of liability for California state franchise and corporate income tax to the extent its earnings are distributed to its shareholders (including interest income on California Municipal Obligations for franchise tax purposes). The Fund will be taxed on its undistributed taxable income. If for any year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of the Fund's taxable income may be subject to California state franchise or income tax at regular corporate rates.

          If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company, or series thereof, consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then a regulated investment company, or series thereof, will be qualified to pay dividends exempt from California state personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). For this purpose, California Exempt Securities are generally limited to California Municipal Securities and certain U.S. Government and U.S. Possession obligations. "Series" of a regulated investment company is defined as a segregated portfolio of assets, the beneficial interest in which is owned by the holders of an exclusive class or series of stock of the company. The Fund intends to qualify under the above requirements so that it can pay California exempt-interest dividends. If the Fund fails to so qualify, no part of its dividends to shareholders will be exempt from the California state personal income tax. The Fund may reject purchase orders for shares if it appears desirable to avoid failing to so qualify.

          Within 60 days after the close of its taxable year, the Fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which is exempt from California state personal income tax. The total amount of California exempt-interest dividends paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax-exempt income or amortizable bond premium and would thus not be deductible under federal income or California state personal income tax law. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as California exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

          In cases where shareholders are "substantial users" or "related persons" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest dividends paid by the Fund with respect to such obligations retain California state personal income tax exclusion. In this connection rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes. See "Additional Information Concerning Taxes -Federal" above.

          To the extent, if any, dividends paid to shareholders are derived from the excess of net long-term capital gains over net short-term capital losses, such dividends will not constitute California exempt-interest dividends and will generally be taxed as long-term capital gains under rules similar to those regarding the treatment of capital gains dividends for federal income tax purposes. See "Additional Information Concerning Taxes -Federal" above. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest dividends during the shareholder's taxable year.

          The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any Fund dividends constituting California exempt-interest dividends is excludable from income for California state personal income tax purposes only. Any dividends paid to shareholders subject to California state franchise tax or California state corporate income tax may therefore be taxed as ordinary dividends to such purchasers notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.


                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

          The Fund may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                            a-b
               Yield = 2 [(----- + 1) to the sixth power - 1]
                             cd

     Where:    a =  dividends and interest earned during the period.

          b =  expenses accrued for the period (net of reimbursements).

          c = average daily number of Shares outstanding that were entitled to receive dividends.

          d =  maximum offering price per Share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), the Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period and the Fund's mean

(or median) account size. Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula). Based on the foregoing calculations, the Fund's standardized effective yield for the 30-day period ended March 31, 1997 was _____%.

          The "tax-equivalent" yield of the Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%. Based on the foregoing calculation, the tax-equivalent yield of the Fund for the 30-day period ended March 31, 1997 was ____%.

          The Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                      ERV
               T = [(-----) to the first power divided by n  - 1]
                       P

     Where:    T =  average annual total return.

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

          P =  hypothetical initial payment of $1,000.

          n =  period covered by the computation, expressed in years.

          The Fund's "aggregate total return" is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                      ERV
               T = [(-----)] - 1
                       P

          These calculations are made assuming that (1) all divi dends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all share holder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. The Fund's aggregate total return for Shares for the period from October 1, 1996 (commencement of operations) to March 31, 1997 was ____%.

          The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return and yield of the Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes,
                                                    ----- --------  ------
Barron's, The Wall Street Journal and The New York Times, or in publications of
--------  --- ---- ------ -------     --- --- ---- -----
a local or regional nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected the Fund's performance.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements.

"Compounding" refers to the fact that, if dividends or other distributions of the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisement, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to the Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Tax-Exempt Fund not belonging to a particular portfolio of Excelsior Tax-Exempt Fund. In determining the net asset value of the Fund's Shares, assets belonging to the Fund allocable to Shares are charged with the direct liabilities of the Fund allocable to Shares and with a share of the general liabilities of Excelsior Tax-Exempt Fund which are normally allocated in proportion to the relative asset values of Excelsior Tax-Exempt Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Tax-Exempt Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to the Fund, are conclusive.

          As of July ___, 1997, U.S. Trust and its affiliates held of record substantially all of the outstanding Shares of the Fund as agent or custodian for its customers. In addition, at that date, U.S. Trust and its affiliates held investment and/or voting power with respect to a majority of the outstanding Shares of the Fund on behalf of their customers.

          As of July ___, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust and its affiliates, that beneficially owned 5% or more of the outstanding Shares of the Fund were as follows:
[___________________________].


                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in Excelsior Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the tax-exempt fixed income portfolios are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Fund have been audited by Excelsior Tax-Exempt Fund's independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.


                                   FORM N-1A
                                   ---------


PART C.  OTHER INFORMATION


     Item 24.        Financial Statements and Exhibits
                     ---------------------------------

               (a)  Financial Statements:

                    (1)  Included in Part A:

                         Audited Financial Highlights for the Registrant's Tax-Exempt Money Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund for the fiscal years ended March 31, 1988 through March 31, 1997; New York Intermediate-Term Tax-Exempt Fund for the period from May 31, 1990 (commencement of operations) to March 31, 1991 and for the fiscal years ended March 31, 1992 through March 31, 1997; Short-Term Tax-Exempt Securities Fund for the period from December 31, 1992 (commencement of operations) to March 31, 1993 and for the fiscal years ended March 31, 1994 through March 31, 1997; and for the California Tax-Exempt Income Fund for the period from October 1, 1996 (commencement of operations) to March 31, 1997.

                    (2) Incorporated by reference into Part B are the following audited financial statements:

                         i)   With respect to the Tax-Exempt Money,
                              Intermediate-Term Tax-Exempt, Long-Term Tax-
                              Exempt, New York Intermediate-Term Tax-Exempt, Short-Term Tax-Exempt Securities and California Tax-Exempt Income Funds:

                              . Statements of Assets and Liabilities as of March 31, 1997;

                              . Statements of Operations for the year ended March 31, 1997;

                              . Statement of Changes in Net Assets for the year ended March 31, 1997;

                              .     Portfolio of Investments as of March 31,
                                    1997;

                              .     Notes to Financial Statements; and

                              .     Report of Independent Auditors for the
                                    fiscal year ended March 31, 1997.

               (b)  Exhibits:
                    --------

                    (1) (a) Articles of Incorporation of Registrant dated August 7, 1984 (1).

                         (b) Articles Supplementary of Registrant dated April
               27, 1990 (10).

                         (c) Articles Supplementary of Registrant concerning the
               increase of authorized capital stock.  (14)

                         (d) Articles Supplementary of Registrant dated December
               28, 1995. (17)

                    (2)  (a)  Bylaws of Registrant dated August 6, 1984.
                              (1).

                         (b) Amendment No. 1 to Bylaws of Registrant dated April 28, 1986. (4).

                         (c) Amendment No. 2 to Bylaws of Registrant dated July 31, 1987. (20).

                         (d) Amendment No. 3 to Bylaws of Registrant dated May 16, 1997. (20).

                    (3)  None.

                    (4) (a) Articles VI, VII, VIII and X of Registrant's Articles of Incorporation dated August 7, 1984 are incorporated herein by reference to Exhibit 1(a) of Registrant's Registration Statement on Form N-1A filed on August 31, 1984;

                         (b) Articles I, II, IV and VI of Registrant's By-Laws
               are incorporated herein by reference to Exhibit 2(a) of Registrant's Registration Statement on Form N-1A filed on August 31, 1984.

                    (5) (a) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Tax-Exempt Money, Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds (20).

                         (b) Investment Advisory Agreement among Registrant,
               U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the New York Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund and California Tax-Exempt Income Fund (20).

                         (c) Form of Sub-Advisory Agreement among U.S. Trust
               Connecticut, United States Trust Company of New York and United States Trust Company of California dated May 16, 1997 with respect to the California Tax-Exempt Income Fund. (20).

                    (6) (a) Distribution Contract dated August 1, 1995 between Registrant and Edgewood Services, Inc. (16).

                         (b) Exhibit A to the Distribution Contract dated August 1, 1995 between Registrant and Edgewood Services, Inc.
               (19).

                    (7)  None.

                    (8) (a) Form of Custody Agreement dated September 1, 1995 between Registrant and The Chase Manhattan Bank (17)

                         (b) Exhibit A to Custody Agreement dated September 1,
               1995 between Registrant and The Chase Manhattan Bank (19).

                    (9) (a)   Amended and Restated Administrative Services Plan
               and Related Form of Shareholder Servicing Agreement.  (19).

                         (b) Administration Agreement dated May 16, 1997 among
               Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company of Connecticut.
               (20).

                         (c) Form of Mutual Funds Transfer Agency Agreement
               dated as of September 1, 1995 between Registrant and United States Trust Company of New York (20).

                         (d) Form of Mutual Funds Sub-Transfer Agency Agreement
               dated as of September 1, 1995 between United States Trust Company of New York and Chase Global Funds Services Company (20).

                    (10) Opinion of counsel./1/

                    (11) (a) Consent of Drinker Biddle & Reath LLP (20).

                         (b) Consent of Ernst & Young LLP (20).

                    (12) None.

                    (13) (a)     Purchase Agreement between Registrant and
               Shearson Lehman Brothers Inc. dated February 6, 1985. (3)

                         (b) Purchase Agreement between Registrant and Edgewood Services, Inc. dated September 25, 1996. (19).

                    (14) None.

                    (15) None.

                    (16) (a)     Schedule for computation of performance
               quotation (11).

                         (b) Schedule for computation of performance quotation
               (15).

                    (17) (a) Financial Data Schedule as of March 31, 1997 for
               the Tax-Exempt Money Fund (20).

--------------------------------
/1/  Filed pursuant to Rule 24f-2 as part of Registrant's Rule 24f-2 Notice.

                         (b) Financial Data Schedule as of March 31, 1997 for
               the Short-Term Tax-Exempt Securities Fund (20).

                         (c) Financial Data Schedule as of March 31, 1997 for
               the Intermediate-Term Tax-Exempt Fund (20).

                         (d) Financial Data Schedule as of March 31, 1997 for
               the Long-Term Tax-Exempt Fund (20).

                         (e) Financial Data Schedule as of March 31, 1997 for
               the New York Intermediate-Term Tax-Exempt Fund (20).

                         (f) Financial Data Schedule as of March 31, 1997 for
               the California Tax-Exempt Income Fund (20).

                    (24) Registrant's Annual Report dated March 31, 1997 is
               incorporated herein by reference to Registrant's filing including such Annual Report and filed with the Securities and Exchange Commission on May 30, 1997 (Accession No. 0000927016-97-001586).

(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 31, 1984.

(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed February 14, 1985.

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed October 30, 1985.

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed June 6, 1986.

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A filed July 30, 1987.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed November 1, 1988.

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A filed June 2, 1989.

(8) Incorporated by reference to Registrant's and UST Master Funds, Inc.'s ("Master Fund") joint Post-Effective Amendments Nos. 9 and 7, respectively, to their Registration Statements on Form N-1A filed March 12, 1990.

(9) Incorporated by reference to Registrant's and Master Fund's joint Post-Effective Amendments Nos. 10 and 8, respectively, to their Registration Statements on Form N-1A filed July 27, 1990.

(10) Incorporated by reference to Registrant's and Master Fund's joint Post-Effective Amendments Nos. 11 and 9, respectively, to their Registration Statements on Form N-1A filed December 7, 1990.

(11) Incorporated by reference to Registrant's and Master Fund's joint Post-Effective Amendments Nos. 12 and 10, respectively, to their Registration Statements on Form N-1A filed May 31, 1991.

(12) Incorporated by reference to Registrant's and Master Fund's joint Post-Effective Amendments Nos. 13 and 11, respectively, to their Registrant Statements on Form N-1A filed August 1, 1991.

(13) Incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed October 29, 1992.

(14) Incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A filed December 24, 1992.

(15) Incorporated by reference to Registrant's Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A filed August 2, 1993.

(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed August 1, 1995.

(17) Incorporated by reference to Registrant's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A filed July 18, 1996.

(18) Incorporated by reference to Registrant's Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A filed July 31, 1996.

(19) Incorporated by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed March 31, 1997.

(20) Filed herewith.

Item 25.  Persons Controlled By or Under
          Common Control with Registrant
          ------------------------------

          Registrant is controlled by its Board of Directors.



Item 26.  Number of Holders of Securities
          -------------------------------

          The following information is as of July 14, 1997

                 Title of Class             Number of Record Holders
                 --------------             ------------------------

               Class A Common Stock                   4316
               Class B Common Stock                    994
               Class C Common Stock                   1330
               Class D Common Stock                    527
               Class E Common Stock                    151
               Class F Common Stock                    452

Item 27.  Indemnification
          ---------------

          Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated by reference as Exhibit (1)(a) hereto, and Article VI, Section 2 of Registrant's Bylaws, incorporated by reference as Exhibit (2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section 1.11 of the Distribution Contract Incorporated by reference as Exhibit (6)(a) and Section 12 of the Custody Agreement, incorporated by reference as Exhibit (8)(a) hereto,
Section 7 of the Mutual Funds Transfer Agency Agreement incorporated by reference as Exhibit 9(c), and Section 6 of the Administration Agreement incorporated by reference as Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will

Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant.
Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.       Business and Other Connections of Investment Adviser
               ----------------------------------------------------

               (a)  U.S Trust Company of Connecticut

          U.S. Trust Company of Connecticut ("U.S. Trust CT") is a Connecticut State Bank and Trust Company. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of the U.S. Trust Connecticut, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.


Position
with U.S.                                Principal           Type of
Trust CT               Name             Occupation           Business
-------------  --------------------  -----------------  ------------------

Director       John N. Irwin         Lawyer
               1133 Avenue of the
               Americas
               New York, NY 10035

Director       June Noble Larkin     Foundation         Not-for-Profit
               Edward John Noble     Director           Organization
               Foundation, Inc.
               32 East 57th Street
               New York, NY 10022

Director       Tucker H. Warner      Co-Founder,        Consulting Firm
               The Nutmeg Financial  Partner &
               Group, LLC            Director
               1157 Highland Avenue
               West
               Cheshire, CT 06903

Director       Thomas C. Clark       UST-NY             Asset Management,
               United States Trust   Managing Director  Investment and
               Company of New York                      Fiduciary Services
               11 West 54th Street
               New York, NY 10019

Director       Maribeth S. Rahe      UST-NY             Asset Management,
               United States Trust   Vice Chairman      Investment and
               Company of New York                      Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director       Frederick B. Taylor   UST-NY             Asset Management,
               United States Trust   Vice Chairman      Investment and
               Company of New York                      Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director       Kenneth G. Walsh      UST-NY             Asset Management,
               United States Trust   Executive Vice     Investment and
               Company of New York   President          Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director,      William V. Ferdinand  Managing Director  Asset Management,
Managing       U.S. Trust Company    & CIO              Fiduciary Services
Director &     of Connecticut                           & Private Banking
CIO            225 High Ridge Road
               Stamford, CT 06905




Director,      W. Michael Funck      President & CEO    Asset Management,
President &    U.S. Trust Company                       Fiduciary Services
CEO            of Connecticut                           & Private Banking
               225 High Ridge Road
               Stamford, CT 06905

Vice Presi-    Neil M. McDonnell     Vice President &   Asset Management,
dent &         U.S. Trust Company    Treasurer          Fiduciary Services
Treasurer      of Connecticut                           & Private Banking
               225 High Ridge Road
               Stamford, CT 06905

Vice Presi-    Alberto Rodriguez     Vice President &   Asset Management,
dent &         U.S. Trust Company    Secretary          Fiduciary Services
Secretary      of Connecticut                           & Private Banking
               225 High Ridge Road
               Stamford, CT 06905

             (b)  United States Trust Company of New York.

          United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.


Position
with U.S.                                       Principal              Type of
Trust NY                  Name                  Occupation             Business
---------------  -----------------------  ----------------------  --------------

Director         Eleanor Baum             Dean of School          Academic
                 The Cooper Union for     of Engineering
                 the Advancement
                 of Science & Art
                 51 Astor Place
                 New York, NY 10003

Director         Samuel C. Butler         Partner in Cravath,     Law Firm
                 Cravath, Swaine          Swaine & Moore
                 & Moore
                 Worldwide Plaza
                 825 Eighth Avenue
                 New York, NY  10019

Director         Peter O. Crisp           Chairman                Venture
                 Venrock Inc.                                     Capital
                 Room 5600
                 30 Rockefeller Plaza
                 New York, NY  10112

Director         Antonia M. Grumbach      Partner in Patter-      Law Firm
                 Patterson, Belknap,      son, Belknap, Webb
                 Webb & Tyler LLP         & Tyler
                 1133 Avenue of the
                 Americas
                 New York, NY 10036




Position
with U.S.                                       Principal              Type of
Trust NY                  Name                  Occupation             Business
---------------  -----------------------  ----------------------  --------------
Director,        H. Marshall Schwarz      Chairman of the        Asset Management,
Chairman         United States Trust      Board & Chief Exe-     Investment and
of the Board     Company of New York      cutive Officer of      Fiduciary Services
and Chief        114 West 47th Street     U.S. Trust Corp. and
Executive        New York, NY 10036       U.S. Trust Company of
Officer                                   N.Y.

Director         Philippe de Montebello   Director of the         Art Museum
                 The Metropolitan Museum                          Metropolitan
                 of Art                   Museum of Art
                 1000 Fifth Avenue
                 New York, NY  10028-0198

Director         Paul W. Douglas          Retired Chairman of     Coal Mining,
                 250 Park Avenue          The Pittston Company    Transportation
                 Suite 1800                                       and Security
                 New York, NY  10177                              Services

Director         Frederic C. Hamilton     Chairman of the         Investment and
                 The Hamilton Companies   Board                   Venture Capital
                 1560 Broadway
                 Suite 2000
                 Denver, CO  80202

Director         John H. Stookey          Corporate Director
                 Per Scholas Inc.         and Trustee
                 131 Walnut Avenue
                 Bronx, New York 10454


Director         Robert N. Wilson         Vice Chairman of        Health Care
                 Johnson & Johnson        the Board of Johnson    Products
                 One Johnson &            & Johnson
                 Johnson Plaza
                 New Brunswick, NJ 08933

Director         Peter L. Malkin          Chairman of             Law Firm
                 Wein, Malkin LLP         Wein, Malkin & Bettex
                 Lincoln Building
                 60 East 42nd Street
                 New York, NY 10165

Director         David A. Olsen           Vice Chairman           Risk & Insurance
                 Marsh & McLennan, Inc.                           Services
                 125 Broad Street
                 New York, NY 10004

Director         Richard F. Tucker        Retired Vice Chairman-  Petroleum
                 P.O.Box 2072             Mobil Oil Corporation   and Chemicals
                 New York, NY 10163

Director         Carroll L. Wainright,    Consulting Partner      Law Firm
                 Jr.                      of Milbank, Tweed,
                 Milbank, Tweed, Hadley   Hadley & McCloy
                 & McCloy
                 One Chase Manhattan Plaza
                 New York, NY 10005




Position
with U.S.                                       Principal              Type of
Trust NY                  Name                  Occupation             Business
---------------  -----------------------  ----------------------  --------------

Director         Ruth A. Wooden           President & CEO         Not for
                 The Advertising                                  Profit Public
                 Council, Inc.                                    Service
                 261 Madison Avenue                               Advertising
                 11th Floor
                 New York, NY 10016

Executive        Paul K. Napoli           Executive               Asset Management,
Vice             United States Trust      Vice President          Investment and
President        Company of New York                              Fiduciary Services
                 114 West 47th Street
                 New York, NY 10036

Director and     Maribeth S. Rahe         Vice Chairman           Asset Management,
Vice Chair-      United States Trust                              Investment and
man              Company of New York                              Fiduciary Services
                 114 West 47th Street
                 New York, NY 10036

Director         Frederick B. Taylor      Vice Chairman and       Asset Management,
Vice Chair-      United States Trust      Chief Investment Of-    Investment and
man and          Company of New York      ficer of U.S. Trust     Fiduciary Services
Chief Invest-    114 West 47th Street     Corporation and United
ment Officer     New York, NY 10036       States Trust Company
                                          of New York

Director,        Jeffrey S. Maurer        President and           Asset Management,
President,       United States Trust      Chief Operating         Investment and
and Chief        Company of New York      Officer                 Fiduciary Services
Operating        114 West 47th Street
Officer          New York, NY  10036

Trustee/         Daniel P. Davison        Chairman, Christie,     Fine Art
Director         Christie, Manson         Manson & Woods          Auctioneer
                 & Woods                  International, Inc.
                 International,Inc.
                 502 Park Avenue
                 New York, NY 10021

Trustee/         Orson D. Munn            Chairman and            Investment
Director         Munn, Bernhard &         Director of Munn,       Advisory
                 Associates, Inc.         Bernhard & Asso-        Firm
                 6 East 43rd Street       ciates, Inc.
                 28th Floor
                 New York, NY 10017

Executive        John L. Kirby            Executive               Asset Management,
Vice             United States Trust      Vice President          Investment and
President        Company of New York                              Fiduciary Services
                 114 West 47th Street
                 New York, NY 10030



Position
with U.S.                                       Principal              Type of
Trust NY                  Name                  Occupation             Business
---------------  -----------------------  ----------------------  --------------

Executive        Kenneth G. Walsh         Executive               Asset Management,
Vice             United States Trust      Vice President          Investment and
President        Company of New York                              Fiduciary Services
                 114 West 47th Street
                 New York, NY 10030

Director         Philip L. Smith          Corporate Director and
                 P.O. Box 386             Trustee
                 Ponte Verde Beach, FL 32004

Executive        John C. Hoover, II       Executive               Asset Management,
Vice             United States Trust      Vice President          Investment and
President        Company of New York                              Fiduciary Services
                 114 West 47th Street
                 New York, NY 10030

Executive        John M. Deignan          Executive               Asset Management,
Vice             United States Trust      Vice President          Investment and
President        Company of New York                              Fiduciary Services
                 114 West 47th Street
                 New York, NY 10030


          (a) Investment Sub-Adviser - United States Trust Company of
California.

          United States Trust Company of California ("U.S. Trust California") serves as sub-adviser with respect to the California Tax-Exempt Income Fund. U.S. Trust California is a full-service state-chartered bank located in Los Angeles, California. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust California, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.




Position
with U.S.
Trust                                         Principal   Type of
California           Name                     Occupation  Business
-------------------  -----------------------  ----------  -----------

Director and         William R. Barrett, Jr.  Managing    Asset
Managing Director                             Director    Management,
                                                          Investment
                                                          and
                                                          Fiduciary
                                                          Services

Director             Thomas C. Clark          Managing    Asset
                                              Director    Management,
                                                          Investment
                                                          and
                                                          Fiduciary
                                                          Services


Position
with U.S.
Trust                                         Principal       Type of
California                    Name           Occupation      Business
---------------------  ------------------  ---------------  -----------

Director               Jeffrey S. Maurer   President        Asset
                                           and Chief        Management,
                                           Operating        Investment
                                           Officer          and
                                                            Fiduciary
                                                            Services

Director/Managing      Robert M. Raney     Managing Director Asset
Director and Chief                         and Chief        Management,
Investment Officer                         Investment       Investment
                                           Officer          and
                                                            Fiduciary
                                                            Services

Director/President     Gregory F. Sanford  President and    Asset
and Chief Operating                        Chief Operating  Management,
Officer                                    Officer          Investment
                                                            and
                                                            Fiduciary
                                                            Services

Director/Chairman      Franklin E. Ulf     Chairman of the  Asset
of the Board                               Board            Management,
                                                            Investment
                                                            and
                                                            Fiduciary
                                                            Services

Director and           Charles E. Wert     Executive Vice   Asset
Executive Vice                             President        Management,
President                                                   Investment
                                                            and
                                                            Fiduciary
                                                            Services


Item 29.  Principal Underwriter
          ---------------------

          (a) Edgewood Services, Inc. (the "Distributor") currently serves as distributor for Registrant. The Distributor acts as principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Pyramid Mutual Funds, BT Investment Funds, BT Institutional Funds, Excelsior Funds, Inc., Excelsior Institutional Trust, FTI Funds, Fund Manager Portfolios, Marketvest Funds, Marketvest Funds, Inc., and Old Westbury Funds, Inc.


(b)       Names and Principal     Positions and Offices with  Offices with
          Business Addresses           the Distributor         Registrant
       -------------------------  --------------------------  ------------

   Lawrence Caracciolo            Director and President,               --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Arthur L. Cherry               Director,                             --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   J. Christopher Donahue         Director,                             --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Ronald M. Petnuch              Vice President,                       --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Newton Heston, III             Vice President,                       --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Thomas P. Schmitt              Vice President,                       --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA 15222-3770

   Ernest L. Linane               Assistant Vice President,             --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   S. Elliott Cohan               Secretary,                       Assistant
   Federated Investors Tower      Edgewood Services, Inc.          Secretary
   Pittsburgh, PA  15222-3779


   Thomas J. Ward                 Assistant Secretary,                  --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779

   Kenneth W. Pegher, Jr.         Treasurer,                            --
   Federated Investors Tower      Edgewood Services, Inc.
   Pittsburgh, PA  15222-3779


          (c) Not Applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

          (1) United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).

          (2) U.S. Trust Company of Connecticut, 225 High Ridge Road, East Building, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

          (3) United States Trust Company of California, 515 South Flower Street, Los Angeles, CA 90071 (records relating to its function as sub-adviser to the California Tax-Exempt Income Fund).

          (4) Edgewood Services, Inc., Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897 (records relating to its function as distributor).


          (5) Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913 (records relating to its function as co-administrator and sub-transfer agent).

          (6) Federated Administrative Services, Federated Investors Tower, Pittsburgh, PA 15222-3799 (records relating to its function as co-administrator).

          (7) The Chase Manhattan Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

          (8) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrants' Articles of Incorporation, Bylaws, and Minute Books).

Item 31.   Management Services
           -------------------

           Inapplicable.

Item 32.   Undertakings
           ------------

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest available Annual Report to Shareholders which includes Management's Discussion of Registrant's performance, upon request and without charge.

                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Tax-Exempt Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A ("Amendment No. 23") pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment No. 23 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania on the 31st day of July, 1997.

                                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                                        Registrant

                                        *Frederick S. Wonham
                                        ---------------------------
                                        Frederick S. Wonham, President
                                        (Signature and Title)

          Pursuant to the requirements of the 1933 Act, this Amendment No. 23 has been signed below by the following persons in the capacities and on the dates indicated.

  Signature                       Title                        Date
  ---------                       -----                        ----


*Frederick S. Wonham         Chairman of the            July 31, 1997
----------------------       Board, President
Frederick S. Wonham           and Treasurer


*Joseph H. Dugan
----------------------
 Joseph H. Dugan             Director                   July 31, 1997

*Donald L. Campbell
----------------------
 Donald L. Campbell          Director                   July 31, 1997

*Wolfe J. Frankl
----------------------
 Wolfe J. Frankl             Director                   July 31, 1997

*Robert A. Robinson
----------------------
 Robert A. Robinson          Director                   July 31, 1997

*Alfred Tannachion
----------------------
 Alfred Tannachion           Director                   July 31, 1997

*W. Wallace McDowell, Jr.
---------------------------
 W. Wallace McDowell, Jr.    Director                   July 31, 1997

*Jonathan Piel
----------------------
 Jonathan Piel               Director                   July 31, 1997

*Rodman L. Drake
----------------------
 Rodman L. Drake             Director                   July 31, 1997


* By:/s/ W. Bruce McConnel, III
     ---------------------------
     W. Bruce McConnel, III, Attorney-in-Fact

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's, and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                     /s/ Alfred C. Tannachion
                                       -------------------------
                                       Alfred C. Tannachion

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                     /s/ Donald L. Campbell
                                       -----------------------
                                       Donald L. Campbell

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                     /s/ Joseph H. Dugan
                                       --------------------
                                       Joseph H. Dugan

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                     /s/ Robert A. Robinson
                                       -----------------------
                                       Robert A. Robinson

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                     /s/ Wolfe J. Frankl
                                       --------------------
                                       Wolfe J. Frankl

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                     /s/ Frederick S. Wonham
                                       ------------------------
                                       Frederick S. Wonham

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Fund's, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                     /s/ Rodman L. Drake
                                       ---------------------
                                       Rodman L. Drake

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc,'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                     /s/ W. Wallace McDowell
                                       ------------------------
                                       W. Wallace McDowell

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 17, 1997                     /s/ Jonathan Piel
                                       -------------------
                                       Jonathan Piel

                                 EXHIBIT INDEX
                                 -------------


Exhibit
-------
No.                         Description of Exhibit
---                         ----------------------


(2) (c)     Amendment No. 2 to Bylaws of Registrant dated July 31, 1987.

(2) (d)     Amendment No. 3 to Bylaws of Registrant dated May 16, 1997.

(5) (a) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Tax-Exempt
            Money, Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt
            Funds.

(5) (b) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the New York Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund and California Tax-Exempt Income Fund.

(5) (c) Form of Sub-Advisory Agreement among U.S. Trust Connecticut, United States Trust Company of New York and United States Trust Company of California dated May 16, 1997 with respect to the California Tax-Exempt Income Fund.

(9) (b)     Administration Agreement dated May 16, 1997 among
            Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company of
            Connecticut.

(9) (c) Form of Mutual Funds Transfer Agency Agreement dated as of September 1, 1995 between Registrant and United States Trust Company of New York.

(9) (d) Form of Mutual Funds Sub-Transfer Agency Agreement dated as of September 1, 1995 between United States Trust Company of New York and Chase Global Funds Services Company.

(11) (a)    Consent of Drinker Biddle & Reath LLP.

     (b)    Consent of Ernst & Young LLP.

(27) (a) Financial Data Schedule as of March 31, 1997 for the Tax-Exempt Money Fund.

     (b) Financial Data Schedule as of March 31, 1997 for the Short-Term Tax-Exempt Securities Fund.

     (c)    Financial Data Schedule as of March 31, 1997 for the
            Intermediate-Term Tax-Exempt Fund.

     (d) Financial Data Schedule as of March 31, 1997 for the Long-Term Tax-Exempt Fund.

     (e) Financial Data Schedule as of March 31, 1997 for the New York Intermediate-Term Tax-Exempt Fund.

     (f)    Financial Data Schedule as of March 31, 1997 for the
            California Tax-Exempt Income Fund.